                                                              File No. 2-89328
                                                              File No. 811-3957
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
                     Post-Effective Amendment No.   27                     [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
                     Post-Effective Amendment No.   26                     [X]
                                                 ----------

                        (Check appropriate box or boxes)

                      VARIFLEX SEPARATE ACCOUNT (VARIFLEX)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                                                   Copies to:

Amy J. Lee, Associate General Counsel              Jeffrey S. Puretz, Esq.
Security Benefit Group, Inc.                       Dechert
One Security Benefit Place                         1775 Eye Street N.W.
Topeka, KS 66636-0001                              Washington, DC 20005
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  May 1, 2003

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2003, pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on May 1, 2003, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under individual and group flexible premium deferred variable annuity contracts.

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                          VARIFLEX(R) VARIABLE ANNUITY

                   ISSUED BY:                             MAILING ADDRESS:
   SECURITY BENEFIT LIFE INSURANCE COMPANY        SECURITY BENEFIT LIFE INSURANCE COMPANY
   ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497
   TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
   1-800-888-2461
--------------------------------------------------------------------------------

     This  Prospectus   describes  the  Variflex  Variable  Annuity--a  flexible
purchase payment  deferred  variable annuity contract or single purchase payment immediate variable annuity contract (the "Contract") offered by Security Benefit
Life  Insurance   Company  (the  "Company").   The  Contract  is  available  for
individuals and groups as a non-tax  qualified  retirement plan. The Contract is also available for  individuals  and groups in connection with a retirement plan qualified under Section 401,  403(b),  408, 408A or 457 of the Internal  Revenue
Code.  The  Contract  is  designed  to give  you  flexibility  in  planning  for retirement and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that comprise a separate account of the Company called Variflex, or to the Fixed
Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying
Fund"). The Subaccounts currently available under the Contract are:

o  Equity                     o  Equity Income
o  Large Cap Value            o  High Yield
o  Money Market               o  Small Cap Value
o  Global                     o  Social Awareness
o  Diversified Income         o  Technology
o  Large Cap Growth           o  Mid Cap Value
o  Enhanced Index             o  Main Street Growth
o  International                 and Income(R)
o  Mid Cap Growth             o  Small Cap Growth
o  Managed Asset Allocation   o  Select 25

     Amounts  allocated to the Fixed Account will accrue  interest at rates that are paid by the Company as described in "The Fixed  Account."  Contract Value in the Fixed Account is guaranteed by the Company.

     Amounts that you  allocate to the  Subaccounts  under a Contract  will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options."

     You may return a Contract  according to the terms of its  Free-Look  Right.
See "Free-Look Right."

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge,  by writing the Company at One Security  Benefit  Place,
Topeka, Kansas 66636 or by calling 1-800-888-2461. The contents of the Statement of Additional Information are set forth in this Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------

     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES OR DETERMINED IF THE  PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE UNDERLYING
FUNDS.  YOU SHOULD READ THE  PROSPECTUSES  CAREFULLY  AND RETAIN THEM FOR FUTURE
REFERENCE.
     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE

   Transfers and Withdrawals

   Restrictions on Withdrawals
     from Qualified Plans.............................   26
   Restrictions Under the Texas
     Optional Retirement Program......................   27

FEDERAL TAX MATTERS...................................   27
   Introduction.......................................   27
   Tax Status of Security Benefit
     and the Separate Account.........................   28
   Income Taxation of Annuities in

APPENDIX A - IRA Disclosure Statement

APPENDIX B - Roth IRA Disclosure Statement

APPENDIX C - Simple IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION  PERIOD -- The  period  commencing  on the  Contract  Date and ending on the Annuity  Commencement Date or, if earlier,  when you terminate the
Contract,  either through a full withdrawal,  payment of charges,  or payment of the death benefit proceeds.

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE OFFICE -- The Annuity Administration  Department of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT -- The person that you designate to receive annuity payments.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both  Annuitants  unless otherwise stated.

     ANNUITY -- A series of periodic  income  payments made by the Company to an
Annuitant,   Joint  Annuitant,  or  Designated  Beneficiary  during  the  period specified in the Annuity Option.

     ANNUITY COMMENCEMENT DATE -- The date when annuity payments are to begin.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY  PERIOD -- The period  beginning on the Annuity  Commencement  Date during which annuity payments are made.

     CONTRACT -- Your  individual  Contract issued to you by the Company or your certificate  under a Group  Contract.  CONTRACT  DATE -- The  date  shown as the
Contract Date in a Contract. Annual Contract anniversaries are measured from the
Contract  Date.  It is usually the date that your  initial  purchase  payment is credited to the Contract.

     CONTRACT DEBT -- The unpaid loan balance including loan interest.

     CONTRACTOWNER OR OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. The term  "Contractowner"
or "Owner"  is used in this  Prospectus  to refer to the Owner of an  individual
Contract or Participant under a Group Contract.

     CONTRACT VALUE -- The total value of your Contract  which includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

     DESIGNATED BENEFICIARY -- The Designated Beneficiary is the first person on the  following  list who is alive on the date of death of the Owner or the Joint
Owner:  The Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.  If you purchased your Contract prior to January 4, 1999, the Designated
Beneficiary is the Primary Beneficiary; the Secondary Beneficiary; or if none of the above are alive, the Annuitant's estate.

     FIXED ACCOUNT -- An account that is part of the Company's  General  Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

     GENERAL  ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     GROUP  CONTRACT  -- A  Contract  issued  to a group  in  connection  with a
Qualified Plan or a non-tax qualified retirement plan.

     HOSPITAL -- An institution that is licensed as such by the Joint Commission of  Accreditation  of  Hospitals,  or any  lawfully  operated  institution  that provides  in-patient  treatment  of sick and injured  persons  through  medical, diagnostic  and surgical  facilities  directed by physicians and 24 hour nursing services.

     PARTICIPANT  -- A Participant  under a Qualified  Plan, a Group Contract or both.

     PURCHASE PAYMENT -- An amount paid to the Company as consideration  for the
Contract.

     QUALIFIED  SKILLED NURSING FACILITY -- A facility  licensed by the state to provide on a daily basis  convalescent or chronic care for  in-patients  who, by reason of infirmity or illness, are not able to care for themselves.

     SEPARATE  ACCOUNT --  Variflex,  a separate  account  of the  Company  that consists of accounts,  referred to as  Subaccounts,  each of which  invests in a corresponding Underlying Fund.

     SUBACCOUNT  -- A division  of the  Separate  Account of the  Company  which invests in a corresponding Underlying Fund.

     UNDERLYING  FUND -- A mutual  fund or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

     VARIFLEX  CONTRACT-401(K)  AND 408(K) -- A version of the Contract  offered prior to May 1, 1990, to plans  qualified  under Section  401(k) or 408(k)(6) of the  Internal  Revenue  Code.  The  differences  between  this  Contract and the currently  offered versions of the Contract  qualifying under Section 401(k) and
408(k)(6) of the code are noted where appropriate.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable withdrawal charge, a pro rata administration charge, and any uncollected premium taxes.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly described under "The Fixed Account" and also described in the
Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity contract or single purchase payment immediate  variable annuity contract
(the  "Contract")   described  in  this  Prospectus  is  designed  to  give  you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract as a non-tax qualified retirement plan for an individual or group ("Non-Qualified  Plan"). You may also purchase the Contract, on a group or individual  basis,  in connection with a retirement plan qualified under Section 401,  403(b),  408,  408A, or 457 of the Internal  Revenue Code of
1986, as amended.  These plans are sometimes  referred to in this  Prospectus as
"Qualified Plans."

THE  SEPARATE  ACCOUNT  AND THE FUNDS -- The  Separate  Account is divided  into accounts  referred to as  Subaccounts.  See "Separate  Account." Each Subaccount
invests  exclusively  in  shares of a  corresponding  Underlying  Fund.  You may allocate all or part of your purchase payments to the Subaccounts.  Amounts that you  allocate to the  Subaccounts  will  increase  or  decrease in dollar  value depending on the investment  performance  of the  Underlying  Fund in which such
Subaccount  invests.  You bear the  investment  risk for amounts  allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and are guaranteed to be at least an effective  annual rate of 3% (or higher for certain  Contracts  issued  prior to January 4, 1999).
See "The Fixed Account."

PURCHASE PAYMENTS -- The minimum initial purchase payment is $500 for a Contract funding a Non-Qualified Plan or Group Unallocated  Contract,  $25 for a Contract
funding a  Qualified  Plan and $2,500 for a single  purchase  payment  immediate annuity.  Thereafter,  you may  choose  the amount  and  frequency  of  purchase payments, except that the minimum subsequent purchase payment is $25. Subsequent purchase  payments are not permitted  for a single  purchase  payment  immediate annuity. See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract" and "The Fixed Account."

     At any time  before the  Annuity  Commencement  Date,  you may  surrender a
Contract  for  its  Withdrawal  Value,  and you may  make  partial  withdrawals, including  systematic  withdrawals,  from  Contract  Value,  subject  to certain
restrictions   described  in  "The  Fixed   Account."   See  "Full  and  Partial
Withdrawals" and "Federal Tax Matters" for more information  about  withdrawals, including  the 10%  penalty  tax  that may be  imposed  upon  full  and  partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Commencement Date. See "Death Benefit" for more information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  annuity  payments under the fixed
Annuity Options.

See "Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  the Company will refund to you purchase  payments  allocated to the
Fixed  Account  plus the  Contract  Value in the  Subaccounts  plus any  charges deducted  from  Contract  Value in the  Subaccounts.  The  Company  will  refund purchase payments allocated to the Subaccounts rather than the Contract Value in those states and circumstances where it is required to do so.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments  before  allocating  them to Contract  Value.  Certain  charges will be deducted in connection with the Contract as described below.

     CONTINGENT  DEFERRED  SALES CHARGE.  If you withdraw  Contract  Value,  the
Company  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal charge). The amount of the withdrawal charge depends on the  Contract  Year in which  the  withdrawal  is  made.  We will  waive  the withdrawal  charge on the first  withdrawal in any Contract Year after the first
Contract  Year,  to the  extent  that your  withdrawal  does not exceed the free withdrawal  amount.  The free  withdrawal  amount in any Contract Year is 10% of
Contract Value as of the date of the first withdrawal in that Contract Year. You forfeit  any free  withdrawal  amount  not  used on the  first  withdrawal  in a
Contract Year. The withdrawal  charge does not apply to withdrawals of earnings.
The  amount  of the  charge  will  depend  on the  Contract  Year in  which  the withdrawal is made, according to the following schedule:

--------------------------------------------------------
                            WITHDRAWAL CHARGE
                  --------------------------------------
                     THE            VARIFLEX CONTRACT-
CONTRACT YEAR      CONTRACT          401(K) AND 408(K)
--------------------------------------------------------
      1               8%                   8%
      2               7%                   8%
      3               6%                   8%
      4               5%                   8%
      5               4%                   7%
      6               3%                   6%
      7               2%                   5%
      8               1%                   4%
 9 and later          0%                   0%
--------------------------------------------------------

     The amount of the  withdrawal  charge  assessed  against your Contract will never exceed 8% of purchase  payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds;
(2) certain  systematic  withdrawals;  or (3) annuity  options  that provide for payments for life, or a period of at least seven years (five years for Contracts issued prior to January 4, 1999). Subject to insurance department approval,  the
Company will also waive the withdrawal charge on a full or partial withdrawal if the Owner has been confined to a Hospital or Qualified  Skilled Nursing Facility
for 90 consecutive days or more.

     A different  withdrawal charge schedule applies if your Contract was issued after August 14, 2000,  under a Section  403(b)  retirement  plan sponsored by a
Texas  institution of higher education (as defined in the Texas Education Code).
See "Contingent Deferred Sales Charge."

     MORTALITY AND EXPENSE RISK CHARGE.  The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 1.2% of each Subaccount's  average daily net assets.  See "Mortality and
Expense Risk Charge."

     ADMINISTRATION  CHARGE. The Company will deduct from your Contract Value an annual  administration charge of $30. The administration charge for the Variflex
Contract - 401(k) and 408(k) is the lesser of $30 or 2% of Contract  Value.  The charge will be deducted from the Contract Value in the Subaccounts and the Fixed
Account in the same  proportion that the Contract Value is allocated among those accounts. The Company does not assess the administration charge against Contract
Value which has been applied  under  Annuity  Options 1 through 4, 9 and 10. See
"Administration Charge."

     PREMIUM TAX CHARGE.  The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to your Contract.  This charge will  usually be deducted on the Annuity  Commencement  Date or upon full withdrawal  if a premium tax was incurred by the Company and is not  refundable.
Partial  withdrawals,  including  systematic  withdrawals,  may be  subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable.  The Company reserves the right to deduct such taxes when due or anytime  thereafter.  Premium tax rates  currently range from 0% to 3.5%.
See "Premium Tax Charge."

     OTHER  EXPENSES.  The Company pays the  operating  expenses of the Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying  Fund and are reflected in the net asset value of its shares. For a description of these charges and expenses,  see the prospectus for each Underlying Fund.

CONTACTING THE COMPANY -- You should direct all written requests,  notices,  and forms  required by the  Contract,  and any  questions  or  inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3112 or 1-800-888-2461.

EXPENSE TABLE

     The following  tables describe the fees and expenses that you will pay when buying, owning, and surrendering that Contract.

--------------------------------------------------------------------------------
CONTRACT  OWNER  TRANSACTION  EXPENSES  are  fees an that  you will pay when you purchase the Contracd expenses withdrawals from the Contract.  The information t or make does not reflect state premium taxes, which maybelow  applicable to your
Contract.
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                      None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn
    attributable to Purchase Payments)                                  8%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                          None
--------------------------------------------------------------------------------
PERIODIC  EXPENSES are fees and expenses that you will pay
 periodically  during the time that you own the  Contract,  not including  fees and  expenses  of the Underlying Funds.
--------------------------------------------------------------------------------
   Annual Contract Fee                                                  $30(2)
--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average
    Contract Value)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                           1.20%
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                             1.20%
--------------------------------------------------------------------------------
1  The amount of the contingent deferred sales charge is determined by reference to the Contract  Year in which the  withdrawal  is made.  Withdrawals  in the first Contract Year are subject to a charge of 8% declining to 0% in Contract
   Year 9 and later. The contingent  deferred sales charge schedule is different for the Variflex  Contract - 401(k) and 408(k) and for a Contract issued to a
   Participant   under  a  Section  403(b)   retirement  plan  sponsored  by  an
   institution of higher  education as defined in the Texas  Education Code. See
   "Full and Partial  Withdrawals"  and  "Contingent  Deferred Sales Charge" for
   more information.

2  The  annual  administration  charge  for the  Variflex  Contract - 401(k) and
   408(k) is the lesser of $30 or 2% of Contract Value.

The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

-------------------------------------------------------------
                                    MINIMUM       MAXIMUM
-------------------------------------------------------------
Total Annual Underlying Fund
Operating Expenses(1)                0.58%         2.11%
-------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include management fees, distribution fees, service fees and other expenses.  The maximum  expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent  the total  annual  operating  expenses  of that
   Underlying Fund with the lowest total operating expenses.
-------------------------------------------------------------

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses.

     The Example  assumes  that you invest  $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:

-------------------------------------------------------------

VARIFLEX CONTRACT            1        3        5       10
                            YEAR    YEARS    YEARS   YEARS
------------------------------------------------------------
If you surrender your
Contract at the end of
the applicable time
period                     $1,061   $1,582   $2,115  $3,604
-------------------------------------------------------------
If you do not surrender
your Contract                 334    1,018    1,726   3,604
-------------------------------------------------------------

-------------------------------------------------------------
VARIFLEX CONTRACT -          1        3        5       10
401(K) AND 408(K)           YEAR    YEARS    YEARS   YEARS
-------------------------------------------------------------
If you surrender your
Contract at the end of
the applicable time
period                     $1,061   $1,770   $2,406  $3,604
------------------------------------------------------------
If you do not surrender
your Contract                 334    1,018    1,726   3,604

-------------------------------------------------------------

---------------------------------------------------------------------------
CONDENSED FINANCIAL
INFORMATION

The following condensed financial  information presents accumulation unit values for each of the years in the ten-year period ended December 31, 2002, as well as ending accumulation units outstanding for Qualified and Non-Qualified  Contracts under the Subaccounts.

---------------------------------------------------------------------------
                                                QUALIFIED
                                -------------------------------------------
                                                          ACCUMULATION
                                BEGINNING     END OF    UNITS OUTSTANDING
SUBACCOUNT            YEAR      OF PERIOD     PERIOD     AT END OF PERIOD
---------------------------------------------------------------------------
Equity                2002        $58.11       $43.58         8,030,694
Subaccount            2001         66.40        58.11         9,088,299
                      2000         77.04        66.40        10,078,355
                      1999         72.11        77.04        12,075,377
                      1998         58.19        72.11        11,996,953
                      1997         45.76        58.19        11,293,953
                      1996         37.75        45.76        10,310,079
                      1995         27.94        37.75         9,203,332
                      1994         28.75        27.94         7,723,910
                      1993         25.59        28.75         6,900,722
----------------------------------------------------------------------------
Large Cap Value       2002         53.47        40.08         6,503,506
Subaccount            2001         57.34        53.47         7,427,804
                      2000         62.24        57.34         8,480,619
                      1999         61.86        62.24        12,276,284
                      1998         58.22        61.86        14,055,295
                      1997         46.58        58.22        15,086,547
                      1996         39.88        46.58        15,264,292
                      1995(b)      31.03        39.88        14,963,215
                      1994         32.37        31.03        14,312,801
                      1993         29.89        32.37        13,236,948
----------------------------------------------------------------------------
Money Market          2002         21.87        21.87         1,855,254
Subaccount            2001         21.34        21.87         2,359,410
                      2000         20.38        21.34         2,127,226
                      1999         19.71        20.38         3,379,114
                      1998         18.97        19.71         3,068,671
                      1997         18.26        18.97         2,479,744
                      1996         17.59        18.26         3,252,140
                      1995         16.89        17.59         2,989,809
                      1994         16.48        16.89         3,578,026
                      1993         16.26        16.48         2,680,809
----------------------------------------------------------------------------
Global                2002         24.38        18.62        10,933,028
Subaccount            2001         28.12        24.38        11,806,980
                      2000         27.49        28.12        13,345,698
                      1999         18.11        27.49        12,753,536
                      1998         15.26        18.11        12,848,790
                      1997         14.51        15.26        12,804,601
                      1996         12.51        14.51        11,881,450
                      1995         11.42        12.51        10,236,349
                      1994         11.25        11.42         9,361,197
                      1993          8.65        11.25         5,863,967
----------------------------------------------------------------------------
Diversified           2002         27.17        29.34         3,024,466
Income                2001         25.66        27.17         2,412,919
Subaccount            2000         23.92        25.66         2,354,855
                      1999         25.16        23.92         3,698,583
                      1998         23.58        25.16         3,419,362
                      1997         21.69        23.58         3,446,850
                      1996         22.11        21.69         3,673,833
                      1995         18.87        22.11         3,912,046
                      1994         20.52        18.87         3,891,426
                      1993         18.44        20.52         3,731,587
----------------------------------------------------------------------------
Large Cap Growth      2002          6.61         4.76         2,576,238
Subaccount            2001          7.91         6.61           808,629
                      2000(d)      10.00         7.91            24,399
----------------------------------------------------------------------------
Enhanced Index        2002       $  8.50      $  6.47         2,027,920
Subaccount            2001          9.88         8.50         1,925,639
                      2000         11.14         9.88            53,493
                      1999(c)      10.00        11.14           564,455
----------------------------------------------------------------------------
International         2002          7.57         5.94           820,754
Subaccount            2001         10.15         7.57           653,966
                      2000         12.89        10.15            11,181
                      1999(c)      10.00        12.89            95,066
----------------------------------------------------------------------------
Mid Cap Growth        2002         38.63        26.92         7,046,647
Subaccount            2001         45.95        38.63         7,902,865
                      2000         39.83        45.95         9,476,967
                      1999         24.90        39.83         6,970,985
                      1998         21.37        24.91         6,781,176
                      1997         18.03        21.37         6,738,379
                      1996         15.46        18.03         5,563,881
                      1995         13.10        15.46         4,387,739
                      1994         13.97        13.10         3,947,047
                      1993         12.44        13.97         2,131,858
----------------------------------------------------------------------------
Managed Asset         2002         16.18        14.45         2,075,682
Allocation Subaccount 2001         17.25        16.18         2,258,069
                      2000         17.63        17.25         1,990,484
                      1999         16.26        17.63         2,289,208
                      1998         13.89        16.26         1,950,323
                      1997         11.87        13.89         1,057,271
                      1996         10.66        11.87           626,179
                      1995(a)      10.00        10.66           295,053
----------------------------------------------------------------------------
Equity Income         2002         21.42        18.32         4,690,891
Subaccount            2001         21.40        21.42         4,369,075
                      2000         19.19        21.40         4,034,469
                      1999         18.83        19.19         5,492,102
                      1998         17.49        18.83         5,369,499
                      1997         13.78        17.49         4,135,375
                      1996         11.62        13.78         2,016,966
                      1995(a)      10.00        11.62           604,325
----------------------------------------------------------------------------
High Yield Subaccount 2002         12.48        12.38           910,926
                      2001         12.09        12.48           509,774
                      2000         12.43        12.09             2,576
                      1999         12.43        12.43            89,145
----------------------------------------------------------------------------
Small Cap Value       2002         12.86        11.82         2,232,909
Subaccount            2001         10.65        12.86         2,165,394
                      2000(d)      10.00        10.65            22,150
----------------------------------------------------------------------------
Social Awareness      2002         25.24        19.47         3,543,469
Subaccount            2001         29.38        25.24         3,950,615
                      2000         34.16        29.38         4,339,513
                      1999         29.50        34.16         4,298,149
                      1998         22.72        29.50         3,152,738
                      1997         18.75        22.72         2,531,119
                      1996         15.97        18.75         2,083,090
                      1995         12.65        15.97         1,615,845
                      1994         13.31        12.65         1,344,063
                      1993         12.04        13.31           993,233
----------------------------------------------------------------------------
Technology Subaccount 2002          4.56         2.81         2,527,390
                      2001          6.08         4.56         1,896,347
                      2000(d)      10.00         6.08            97,027
----------------------------------------------------------------------------
Mid Cap Value         2002         25.58        21.71         3,331,497
Subaccount            2001         23.29        25.58         3,062,821
                      2000         17.62        23.29            97,916
                      1999         14.89        17.62           577,404
----------------------------------------------------------------------------
Main Street Growth    2002       $  7.95      $  6.34         2,277,964
and Income(R)         2001          8.95         7.95         1,812,239
Subaccount            2000(d)      10.00         8.95            28,963
----------------------------------------------------------------------------
Small Cap Growth      2002         12.52         9.08         2,939,063
Subaccount            2001         17.57        12.52         3,216,970
                      2000         19.48        17.57            65,591
                      1999         10.31        19.48           992,293
----------------------------------------------------------------------------
Select 25 Subaccount  2002          9.05         6.56         2,751,794
                      2001         10.17         9.05         2,961,348
                      2000         12.24        10.17            34,746
                      1999(c)      10.00        12.24         1,226,865
----------------------------------------------------------------------------

---------------------------------------------------------------------------
                                              NON-QUALIFIED
                               --------------------------------------------
                                                       ACCUMULATION UNITS
                                BEGINNING    END OF    OUTSTANDING AT END
SUBACCOUNT            YEAR      OF PERIOD    PERIOD         OF PERIOD
---------------------------------------------------------------------------
Equity                2002         $58.09      $43.56         1,595,994
Subaccount            2001          66.37       58.09         1,816,980
                      2000          77.00       66.37         2,036,358
                      1999          72.07       77.00         2,537,119
                      1998          58.17       72.07         2,665,560
                      1997          45.74       58.17         2,652,767
                      1996          37.74       45.74         2,575,426
                      1995          27.92       37.74         2,306,163
                      1994          28.74       27.92         1,578,797
                      1993          25.58       28.74         1,483,618
---------------------------------------------------------------------------
Large Cap Value       2002          53.43       40.04         1,491,376
Subaccount            2001          57.29       53.43         1,741,418
                      2000          62.18       57.29         2,055,288
                      1999          61.81       62.18         2,867,661
                      1998          58.17       61.81         3,323,526
                      1997          46.54       58.17         3,653,913
                      1996          39.84       46.54         3,721,884
                      1995(b)       31.00       39.84         3,669,299
                      1994          32.34       31.00         3,515,364
                      1993          29.87       32.34         3,262,600
---------------------------------------------------------------------------
Money Market          2002          21.87       21.87           812,347
Subaccount            2001          21.34       21.87         1,092,929
                      2000          20.38       21.34         1,281,580
                      1999          19.71       20.38         1,790,781
                      1998          18.98       19.71         1,314,658
                      1997          18.26       18.98         1,089,550
                      1996          17.59       18.26         1,681,230
                      1995          16.89       17.59         1,469,153
                      1994          16.48       16.89         2,475,349
                      1993          16.26       16.48         1,913,212
---------------------------------------------------------------------------
Global                2002          24.38       18.62         2,357,360
Subaccount            2001          28.12       24.38         2,685,983
                      2000          27.49       28.12         3,288,694
                      1999          18.11       27.49         3,373,269
                      1998          15.26       18.11         3,724,722
                      1997          14.51       15.26         3,730,734
                      1996          12.51       14.51         3,484,411
                      1995          11.42       12.51         3,140,486
                      1994          11.25       11.42         2,803,304
                      1993           8.65       11.25         2,150,932
---------------------------------------------------------------------------
Diversified           2002          27.15       29.31         1,017,325
Income                2001          25.64       27.15           896,039
Subaccount            2000          23.90       25.64         1,003,346
                      1999          25.14       23.90         1,121,142
                      1998          23.56       25.14         1,321,999
                      1997          21.67       23.56         1,535,471
                      1996          22.09       21.67         1,377,342
                      1995          18.85       22.09         1,325,159
                      1994          20.50       18.85         1,392,830
                      1993          18.42       20.50         1,290,268
---------------------------------------------------------------------------
Large Cap Growth      2002           6.61        4.76           668,076
Subaccount            2001           7.91        6.61           222,143
                      2000(d)       10.00        7.91           673,725
---------------------------------------------------------------------------
Enhanced Index        2002        $  8.50     $  6.47           311,638
Subaccount            2001           9.88        8.50           302,681
                      2000          11.14        9.88         2,181,834
                      1999(c)       10.00       11.14           148,669
---------------------------------------------------------------------------
International         2002           7.57        5.94           270,964
Subaccount            2001          10.15        7.57           257,938
                      2000          12.89       10.15           717,135
                      1999(c)       10.00       12.89            27,983
---------------------------------------------------------------------------
Mid Cap Growth        2002          38.62       26.90         1,677,907
Subaccount            2001          45.93       38.62         1,933,000
                      2000          39.81       45.93         1,270,378
                      1999          24.89       39.81         1,930,663
                      1998          21.36       24.89         2,140,621
                      1997          18.03       21.36         2,019,008
                      1996          15.46       18.03         1,559,302
                      1995          13.09       15.46         1,248,987
                      1994          13.96       13.09         1,211,099
                      1993          12.44       13.96           610,801
---------------------------------------------------------------------------
Managed Asset         2002          16.18       14.45           579,533
Allocation Subaccoun  2001          17.25       16.18           654,507
                      2000          17.63       17.25           687,389
                      1999          16.26       17.63           742,405
                      1998          13.89       16.26           739,827
                      1997          11.87       13.89           459,560
                      1996          10.66       11.87           374,276
                      1995(a)       10.00       10.66           226,555
---------------------------------------------------------------------------
Equity Income         2002          21.42       18.32           970,790
Subaccount            2001          21.39       21.42         1,080,433
                      2000          19.18       21.39         1,046,838
                      1999          18.83       19.18         1,379,765
                      1998          17.48       18.83         1,427,599
                      1997          13.78       17.48         1,257,818
                      1996          11.62       13.78           710,206
                      1995(a)       10.00       11.62           234,242
---------------------------------------------------------------------------
High Yield Subaccoun  2002          12.48       12.38           332,234
                      2001          12.09       12.48           172,694
                      2000          12.43       12.09           301,772
                      1999          12.43       12.43            95,775
---------------------------------------------------------------------------
Small Cap Value       2002          12.86       11.82           600,051
Subaccount            2001          10.65       12.86           601,352
                      2000(d)       10.00       10.65           231,015
---------------------------------------------------------------------------
Social Awareness      2002          25.25       19.47           875,383
Subaccount            2001          29.41       25.25           992,868
                      2000          34.17       29.41         1,167,835
                      1999          29.51       34.17         1,188,307
                      1998          22.73       29.51         1,036,280
                      1997          18.75       22.73           904,831
                      1996          15.98       18.75           746,852
                      1995          12.66       15.98           612,235
                      1994          13.31       12.66           543,287
                      1993          12.04       13.31           389,861
---------------------------------------------------------------------------
Technology Subaccoun  2002           4.56        2.81           412,421
                      2001           6.08        4.56           430,690
                      2000(d)       10.00        6.08         1,432,636
---------------------------------------------------------------------------
Mid Cap Value        2002           25.58       21.71           658,746
Subaccount           2001           23.29       25.58           703,426
                     2000           17.62       23.29         2,518,107
                     1999           14.89       17.62           189,495
---------------------------------------------------------------------------
Main Street Growth   2002         $  7.95     $  6.34           444,894
and Income(R)        2001            8.95        7.95           426,747
Subaccount           2000(d)        10.00        8.95         1,268,805
---------------------------------------------------------------------------
Small Cap Growth     2002           12.52        9.08           511,397
Subaccount           2001           17.57       12.52           806,870
                     2000           19.48       17.57         4,570,554
                     1999           10.31       19.48           319,874
---------------------------------------------------------------------------
Select 25 Subaccount 2002            9.05        6.56           532,878
                     2001           10.17        9.05           609,728
                     2000           12.24       10.17         4,097,819
                     1999(c)        10.00       12.24           318,343
---------------------------------------------------------------------------
(a) Managed Asset  Allocation and Equity Income  Subaccounts were first publicly offered on June 1, 1995.

(b) Effective  June 1,  1995,  the  investment  objective  of  Large  Cap  Value
    Subaccount  was  changed  from  seeking to  provide  income  with  secondary emphasis on capital appreciation to seeking long-term growth of capital with secondary emphasis on income and on January 2, 2001 the investment objective was changed to seeking long-term growth of capital.

(c) Accumulation  unit values for Enhanced  Index,  International  and Select 25
    Subaccounts are for the period May 3, 1999 (the date first publicly offered)
    to December 31, 1999.

(d) Accumulation unit values for Large Cap Growth,  Small Cap Value,  Technology and Main Street Growth and Income(R)  Subaccounts  are for the period May 1,
    2000 (the date first publicly offered) to December 31, 2000.

--------------------------------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31,  1998,  the  Company  converted  from a mutual  life  insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of  persons  who  were  Contractowners  as of July  31,  1998  became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date  automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity  contracts,  as well as  financial  and  retirement  services.  It is  admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2002, the Company had total assets of  approximately  $7.8 billion.  Together with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.7 billion.

     The Principal Underwriter for the Contracts is Security Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A.M.  Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A.M.  Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on January 31, 1984. The Contract provides that the income, gains, or losses of the Separate  Account,  whether or not  realized,  are credited to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other  liabilities under the contracts may not be charged with  liabilities  arising from any other  business  that the insurance  company conducts if, and to the extent the contracts so provide.  The
Contract contains such a provision.  The Company owns the assets in the Separate
Account and is required to maintain sufficient assets in the Separate Account to meet all  Separate  Account  obligations  under the  Contracts.  The Company may transfer to its General  Account assets that exceed  anticipated  obligations of the Separate  Account.  All obligations  arising under the Contracts are general corporate  obligations of the Company.  The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts,  and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Contract  provides  that the income,  gains and losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. The
Company  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other  Underlying  Funds or in other securities or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company.  It is registered  with the SEC under the 1940 Act.  Such  registration does not involve  supervision by the SEC of the investments or investment policy of the  Underlying  Fund.  Each  Underlying  Fund pursues  different  investment objectives and policies.

     Shares of the Underlying  Funds  currently are offered only for purchase by separate  accounts of the Company to serve as an investment  medium for variable life insurance  policies and variable  annuity  contracts issued by the Company.
Thus, the Underlying  Funds serve as investment  vehicles for both variable life insurance  policies  and  variable  annuity  contracts.  This is  called  "mixed funding."  Shares  of the  Underlying  Funds  also may be sold in the  future to separate  accounts  of  other  insurance  companies,  both  affiliated  and  not affiliated  with the  Company.  This is called  "shared  funding."  The  Company currently  does not foresee any  disadvantages  to  Contractowners  arising from either mixed or shared funding;  however, due to differences in tax treatment or other considerations,  it is theoretically possible that the interests of owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict.  However,  the Company,  the Underlying  Fund
Board of Directors,  and any other insurance  companies that  participate in the
Underlying  Funds in the  future  are  required  to  monitor  events in order to identify any material  conflicts that arise from the use of the Underlying Funds for mixed  and/or  shared  funding.  The  Underlying  Fund Board of Directors is required to determine what action,  if any, should be taken in the event of such a conflict.  If such a conflict were to occur,  the Company might be required to withdraw  the  investment  of one or  more of its  separate  accounts  from  the
Underlying  Funds.  This might force an  Underlying  Fund to sell  securities at disadvantageous prices.

     A summary of the investment  objective of each Underlying Fund is set forth below.  We cannot assure that any  Underlying  Fund will achieve its  objective.
More detailed  information  is contained in the  prospectus  of each  Underlying
Fund,  including  information on the risks  associated  with its investments and investment techniques.

     Prospectuses  for the Underlying  Funds should be read in conjunction  with this Prospectus.

SERIES A (EQUITY)  -- Amounts  that you  allocate to the Equity  Subaccount  are invested in SBL Fund, Series A. The investment  objective of Series A is to seek long-term  growth  of  capital  by  investing  at  least  80% of its net  assets
(including  any  borrowings  for  investment  purposes) in a widely  diversified portfolio of equity securities,  which may include American  Depository Receipts
("ADRs") and convertible securities.

SERIES B (LARGE CAP VALUE) -- Amounts  that you  allocate to the Large Cap Value
Subaccount are invested in SBL Fund,  Series B. Series B seeks long-term  growth of capital by investing  at least 80% of its net assets in  large-capitalization companies.  The Series' stock  investments may include common stocks,  preferred
stocks   and   convertible   securities   of  both   U.S.   issuers   and   U.S.
dollar-denominated  foreign  issuers.  Series B may temporarily  invest in cash, government bonds or money market securities.

SERIES C (MONEY  MARKET)  --  Amounts  that you  allocate  to the  Money  Market
Subaccount  are  invested in SBL Fund,  Series C. The  investment  objective  of
Series C is to provide as high a level of current  income as is consistent  with preservation  of capital by investing in money  market  securities  with varying maturities.

SERIES D (GLOBAL)  -- Amounts  that you  allocate to the Global  Subaccount  are invested in SBL Fund, Series D. The investment  objective of Series D is to seek long-term growth of capital  primarily  through  investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E  (DIVERSIFIED  INCOME) -- Amounts that you allocate to the  Diversified
Income Subaccount are invested in SBL Fund,  Series E. The investment  objective of Series E is to provide  current  income with security of principal.  Series E seeks  to  achieve  this  investment  objective  by  investing  primarily  in  a diversified portfolio of investment-grade  debt securities.  The debt securities in which Series E invests will  primarily be domestic  securities,  but may also include dollar denominated foreign securities.

SERIES G (LARGE CAP GROWTH) -- Amounts that you allocate to the Large Cap Growth
Subaccount  are  invested in SBL Fund,  Series G. The  investment  objective  of
Series G is to seek long-term growth of capital by investing at least 80% of its net assets  (including any  borrowings for investment  purposes) in common stock and other  equity  securities  of large  capitalization  companies  (defined  as companies  whose  total  market  value  is at least  $5  billion  at the time of purchase).

SERIES H (ENHANCED  INDEX) -- Amounts that you  allocate to the  Enhanced  Index
Subaccount  are  invested in SBL Fund,  Series H. The  investment  objective  of
Series H is to seek to  outperform  the S&P 500 Index  through  stock  selection resulting in different weightings of common stocks relative to the index.

SERIES I  (INTERNATIONAL)  -- Amounts  that you  allocate  to the  International
Subaccount  are  invested in SBL Fund,  Series I. The  investment  objective  of
Series I is to seek long-term  capital  appreciation  by investing  primarily in equity  securities of companies  located  outside the United  States,  including emerging markets.

SERIES J (MID CAP  GROWTH) -- Amounts  that you  allocate  to the Mid Cap Growth
Subaccount  are  invested in SBL Fund,  Series J. The  investment  objective  of
Series J is to seek  capital  appreciation  by investing at least 80% of its net assets  (including  any  borrowings  for  investment  purposes) in a diversified portfolio of equity securities with market  capitalizations  that are similar to those of companies in the S&P Mid Cap 400 Index.

SERIES N (MANAGED ASSET  ALLOCATION) -- Amounts that you allocate to the Managed
Asset Allocation  Subaccount are invested in SBL Fund,  Series N. The investment objective  of  Series N is to seek a high  level of total  return  by  investing approximately  60% of its total assets in common stocks and 40% in  fixed-income securities.

SERIES O (EQUITY  INCOME)  -- Amounts  that you  allocate  to the Equity  Income
Subaccount  are  invested in SBL Fund,  Series O. The  investment  objective  of
Series O is to seek to provide  substantial  dividend  income  and also  capital appreciation  by  investing  at least  80% of its net  assets in with 65% of the common stocks of well-established companies paying above-average dividends.

SERIES P (HIGH YIELD) -- Amounts that you allocate to the High Yield  Subaccount are invested in SBL Fund,  Series P. The investment  objective of Series P is to seek high current income. Capital appreciation is a secondary objective.  Series
P seeks its  objectives  by investing at least 80% of its net assets  (including any  borrowings for investment  purposes) in higher  yielding,  higher risk debt securities (commonly referred to as "junk bonds").

SERIES Q (SMALL CAP VALUE) -- Amounts  that you  allocate to the Small Cap Value
Subaccount  are  invested in SBL Fund,  Series Q. The  investment  objective  of
Series Q is to seek  capital  growth by investing at least 80% of its net assets
(including  any   borrowings  for  investment   purposes)  in  stocks  of  small
capitalization  companies  (defined as  companies  with a market  capitalization substantially  similar to that of companies  in the Russell  2500TM Index at the time of investment).

SERIES S (SOCIAL AWARENESS) -- Amounts that you allocate to the Social Awareness
Subaccount  are  invested in SBL Fund,  Series S. The  investment  objective  of
Series S is to seek capital  appreciation  by  investing  in a  well-diversified portfolio  of  equity  securities  that the  Investment  Adviser  believes  have above-average  earnings  potential  and which meet  certain  established  social criteria.  The Series  also may invest in  companies  that are  included  in the
Domini 400 Social  IndexSM,  which  companies  will be deemed to comply with the
Series' social criteria.

SERIES T (TECHNOLOGY) -- Amounts that you allocate to the Technology  Subaccount are invested in SBL Fund,  Series T. The investment  objective of Series T is to seek long-term capital  appreciation by investing at least 80% of its net assets
(including any borrowings for investment  purposes) in the equity  securities of technology companies.

SERIES V (MID CAP  VALUE)  --  Amounts  that you  allocate  to the Mid Cap Value
Subaccount  are  invested in SBL Fund,  Series V. The  investment  objective  of
Series V is to seek long-term growth of capital by investing at least 80% of its net assets  (including any borrowings for investment  purposes) in a diversified portfolio of equity securities with market  capitalizations  that are similar to those of companies in the S&P Mid Cap 400 Index.

SERIES W (MAIN STREET GROWTH AND  INCOME(R)) -- Amounts that you allocate to the
Main Street Growth and Income(R)  Subaccount are invested in SBL Fund, Series W.
The  investment  objective  of  Series W is to seek  high  total  return  (which includes  growth in the  value of its  shares as well as  current  income)  from equity and debt securities.

SERIES X (SMALL CAP GROWTH) -- Amounts that you allocate to the Small Cap Growth
Subaccount  are  invested in SBL Fund,  Series X. The  investment  objective  of
Series X is to seek long-term growth of capital by investing at least 80% of its net  assets  (including  any  borrowings  for  investment  purposes)  in  equity securities of companies with market  capitalizations  of $750 million or less at the time of investment.

SERIES Y (SELECT 25) -- Amounts  that you  allocate to the Select 25  Subaccount are invested in SBL Fund,  Series Y. The investment  objective of Series Y is to seek long-term  growth of capital by focusing its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings growth.

THE INVESTMENT ADVISER -- Security Management Company, LLC, One Security Benefit
Place,  Topeka,  Kansas 66636,  serves as Investment  Adviser to each Underlying
Fund.  The  Investment  Adviser  is  registered  with  the SEC as an  investment adviser.  The Investment Adviser formulates and implements  continuing  programs for the  purchase  and sale of  securities  in  compliance  with the  investment objectives,  policies,  and restrictions of each Series,  and is responsible for the day to day decisions to buy and sell securities for the Series except Series
B (Large Cap Value),  Series D (Global),  Series H  (Enhanced  Index),  Series I
(International),  Series N (Managed Asset Allocation), Series O (Equity Income),
Series Q (Small Cap Value), Series T (Technology),  Series W (Main Street Growth
and Income(R)), and Series X (Small Cap Growth). See the accompanying Underlying
Fund  prospectus  for details.  The  Investment  Adviser has engaged The Dreyfus
Corporation,  200 Park Avenue,  New York, New York 10166, to provide  investment advisory  services to Series B (Large Cap Value);  OppenheimerFunds,  Inc.,  498
Seventh  Avenue,  New York,  New York  10018,  to  provide  investment  advisory services to Series D (Global) and Series W (Main Street  Growth and  Income(R));
Northern Trust Investments,  Inc., 50 La Salle Street, Chicago,  Illinois 60675,
to provide investment advisory services to Series H (Enhanced Index);  Templeton
Investment  Counsel,  LLC, 500 East Broward Boulevard,  Ft. Lauderdale,  Florida
33394 to provide investment  advisory services to Series I  (International);  T.
Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202 to
provide investment  advisory services to Series N (Managed Asset Allocation) and
Series O (Equity Income);  Strong Capital Management  Corporation,  100 Heritage
Reserve,  Menomonee,  Wisconsin 53051 to provide investment advisory services to
Series Q (Small Cap Value);  Wellington Management Company LLP, 75 State Street,
Boston,  Massachusetts 02109 to provide investment advisory services to Series T
(Technology);  and RS  Investment  Management,  L.P.,  388  Market  Street,  San
Francisco,  California 94111 to provide investment advisory services to Series X
(Small Cap Growth).

     The investment  objectives and policies of certain of the Underlying  Funds are similar to the  investment  objectives  and  policies of other  mutual funds managed  by the  Investment  Adviser  or by  other  subadvisers  engaged  by the
Investment  Adviser.  Although the objectives  and policies may be similar,  the investment  results  of the  Underlying  Fund may be  higher  or lower  than the results of the similar mutual funds. It cannot be guaranteed that the investment results of similar funds will be comparable to the Underlying  Funds even though managed by the same entity.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a flexible purchase payment deferred  variable annuity.  It is also available as a single  purchase  payment  immediate  variable  annuity.  To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is  significantly  different from a fixed annuity  contract in that you assume the risk of  investment  gain or loss under the Contract  rather than the
Company.  When you are ready to begin receiving annuity  payments,  the Contract provides  several  Annuity  Options  under which the Company  will pay  periodic annuity  payments on a variable  basis, a fixed basis or both,  beginning on the
Annuity  Commencement  Date.  The  amount  that will be  available  for  annuity payments will depend on the investment  performance of the  Subaccounts to which you have  allocated  purchase  payments  and the amount of interest  credited on
Contract Value that you have allocated to the Fixed Account.

     The  Contract is  available  for  purchase by an  individual  or group as a non-tax qualified retirement plan  ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified  retirement plans that meet the  requirements  of Section 401,  403(b),  408,  408A, or 457 of the
Internal  Revenue Code  ("Qualified  Plan").  Certain federal tax advantages are
currently   available  to   retirement   plans  that  qualify  as  (1)  pension,
profit-sharing  and 401(k) plans  established  by an employer for the benefit of its employees under Section 401, including self-employed individuals' retirement plans  (sometimes  called  HR-10  and Keogh  plans),  (2)  traditional  and Roth
individual   retirement  accounts  or  annuities,   including  traditional  IRAs
established by an employer under a simplified employees pension plan, (3) SIMPLE
IRA plans  established  under Section 408, (4) annuity  purchase plans of public school systems and certain tax-exempt  organizations under Section 403(b) or (5)
deferred  compensation  plans for employees  established by a unit of a state or local government or by a tax-exempt organization under Section 457. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment  vehicle for a Qualified  Plan, you should consider that the Contract does not provide any additional tax advantages beyond that already available through the Qualified Plan. However,  the Contract does offer  features  and benefits in addition to  providing  tax deferral  that other  investments may not offer,  including  death benefit  protection for your beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

TYPES OF VARIFLEX  CONTRACTS --  Different  types of the Contract are offered by the Company  through  this  Prospectus.  The types of the  Contract  vary in the amount  and  timing of the  minimum  purchase  payments,  and in  various  other respects. The different types of the Contract are described below:

     SINGLE PURCHASE PAYMENT  IMMEDIATE  ANNUITY.  This type of Contract is used for an individual  where a single purchase payment has been allocated to provide for annuity payments to commence immediately.

     FLEXIBLE PURCHASE PAYMENT DEFERRED  ANNUITY.  This type of Contract is used for an individual  where  periodic  purchase  payments will be made with annuity payments to commence at a later date.

     GROUP FLEXIBLE  PURCHASE PAYMENT DEFERRED  ANNUITY  CONTRACT.  This type of
Contract is used when purchase  payments under group plans are to be accumulated until the retirement date of each Participant. Under a Group Allocated Contract,
Contract Value is established  for each  Participant for whom payments are being made and the benefit at retirement  will be determined by your Contract Value at that time.

     Under a Group Unallocated Contract, the purchase payments are not allocated to the individual Participants but are credited to the Contractowner's  account.
When a Participant  becomes entitled to receive payments under the provisions of the Plan,  the  appropriate  amount of Contract  Value may be  withdrawn  by the
Contractowner to provide the Participant with an annuity.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The  maximum  age of an Owner or  Annuitant  for which a  Contract  will be issued is age 80 (age 75 for  Contracts  issued in Florida).  If there are Joint
Owners or  Annuitants,  the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS -- The minimum initial purchase payment is $500 for a Contract funding a Non-Qualified Plan or Group Unallocated  Contract,  $25 for a Contract
funding a  Qualified  Plan and  $2,500  for single  purchase  payment  immediate annuity.  Thereafter,  you may  choose  the amount  and  frequency  of  purchase payments,  except  that the  minimum  subsequent  purchase  payment is $25.  The
Company  does not permit  subsequent  purchase  payments  for a single  purchase payment immediate annuity. Total purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

     The Company will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by the
Company;  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If The Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

     The Company will credit  subsequent  purchase payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the  Annuity  Commencement  Date,  so long as the Owner is living.
Subsequent  purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25 per payment  being  allocated to any one  Subaccount  or the Fixed
Account.  The allocations must be a whole dollar or whole percentage.  Available allocation alternatives include the Subaccounts and the Fixed Account.

     You may change the purchase payment allocation instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone provided the Telephone Transfer section of the application or the proper form is completed,  signed, and filed at the Company's
Administrative  Office.  Changes in the allocation of future  purchase  payments have no effect on existing Contract Value. You may,  however,  transfer Contract
Value among the  Subaccounts  and the Fixed  Account in the manner  described in
"Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity  Commencement Date, you may
dollar cost  average  your  Contract  Value by  authorizing  the Company to make periodic  transfers of Contract  Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which  securities are purchased at regular  intervals in fixed dollar amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles.  The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  fixed  period or  earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

     After the Company has  received a Dollar Cost  Averaging  Request in proper form at its  Administrative  Office, the Company will transfer Contract Value in the amounts you designate  from the  Subaccount  from which  transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The minimum amount that you may transfer each month or quarter to any one Subaccount is $25. The Company will effect each transfer on the date you specify or if no date is specified, on the  monthly  or  quarterly  anniversary,  whichever  corresponds  to the period selected,  of the date of receipt at the Administrative  Office of a Dollar Cost
Averaging Request in proper form.  Transfers will be made until the total amount elected has been  transferred,  or until Contract  Value in the Subaccount  from which  transfers are made has been depleted.  Amounts  periodically  transferred under this option are not currently subject to any transfer charges.

     You may instruct the Company at any time to terminate the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging Option has been canceled,  a new Dollar Cost Averaging Request must be completed and sent to the  Administrative  Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis)
before  reinstating  Dollar Cost Averaging  after it has been terminated for any reason.  The  Company  may  discontinue,  modify,  or suspend  the  Dollar  Cost
Averaging Option at any time.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account, subject to certain restrictions described under "The Fixed Account."

ASSET  REALLOCATION  OPTION -- Prior to the Annuity  Commencement  Date, you may
authorize the Company to automatically  transfer  Contract Value on a quarterly, semiannual or annual basis to maintain a particular  percentage allocation among the  Subaccounts.  The Contract Value  allocated to each Subaccount will grow or
decline  in  value  at  different  rates  during  the  selected  period.   Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset  Reallocation  Request in proper form must be
received   by   the   Company   at   its   Administrative   Office.   An   Asset
Reallocation/Dollar  Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation  Request,  the Company will effect a transfer or, in the case of a new Contract,  will allocate the initial  purchase payment,  among the Subaccounts based upon the percentages that you selected. If you are a participant in a group Contract  qualified under Internal Revenue Code
Section  401,  the Asset  Reallocation  Request  will be  effective on the first
Valuation  Date of the calendar  quarter  following  the receipt of the request.
Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly,  semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset  Reallocation  Request in proper form. The amounts  transferred  will be credited at the price of the  Subaccount as of the
end  of  the  Valuation  Date  on  which  the  transfer  is  effected.   Amounts
periodically  transferred  under this  option are not  currently  subject to any transfer charges.

     You may  instruct  the  Company  at any time to  terminate  this  option by written  request to the  Company's  Administrative  Office.  In that event,  the
Contract Value in the Subaccounts  that has not been  transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's  Administrative  Office.  The Company may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE -- Prior to the Annuity  Commencement  Date, you may
transfer Contract Value among the Subaccounts upon proper written request to the
Company's  Administrative  Office.  You may make transfers (other than transfers pursuant  to the  Dollar  Cost  Averaging  and Asset  Reallocation  Options)  by
telephone if the Telephone  Transfer  section of the  application or proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

     You may also  transfer  Contract  Value from the  Subaccounts  to the Fixed
Account;  however,  transfers  from the Fixed  Account  to the  Subaccounts  are restricted as described in "The Fixed Account."

     The Company  generally does not limit the frequency of transfers,  although the  Company  reserves  the right to limit the  number of  transfers  to 14 in a
Contract  Year.  Also,  the Contract is not designed  for  professional  "market timing"  organizations,  or other  organizations  or  individuals  engaging in a market timing  strategy,  making  programmed  transfers,  frequent  transfers or transfers that are large in relation to the total assets of the Underlying Fund.
These  kinds  of  strategies  and  transfer  activities  are  disruptive  to the
Underlying Funds in which the Subaccounts invest. If the Company determines that your transfer  patterns among the  Subaccounts  are disruptive to the Underlying
Funds,  the Company  may,  among other  things,  restrict  the  availability  of telephone  transfers  or other  electronic  transfers  and may require  that you submit transfer  requests in writing via regular U.S. mail. The Company reserves the  right to limit  the size and  frequency  of  transfers  and to  discontinue telephone and other electronic transfers.  We may also refuse to act on transfer instructions  of an agent  acting  under a power of  attorney  who is  acting on behalf of one or more owners.  Also, certain of the Underlying Funds may have in place limits on the number of  transfers  permitted  in a Contract  Year,  which limits are more restrictive than 14 per Contract Year.

CONTRACT  VALUE -- The  Contract  Value  is the sum of the  amounts  under  your
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract Value." No minimum amount of
Contract Value is guaranteed.  You bear the entire  investment  risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon  several  factors,  including  investment  performance  of the
Subaccounts  to which you have  allocated  Contract  Value,  payment of purchase payments, the amount of any outstanding Contract Debt, partial withdrawals,  and the charges assessed in connection with the Contract.  The amounts  allocated to the  Subaccounts  will be  invested  in shares of the  corresponding  Underlying
Funds.  The  investment  performance of a Subaccount  will reflect  increases or decreases in the net asset value per share of the corresponding  Underlying Fund and  any  dividends  or  distributions  declared  by the  Underlying  Fund.  Any dividends  or  distributions  from any  Underlying  Fund  will be  automatically reinvested in shares of the same Underlying Fund, unless the Company,  on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure  used to calculate  the value of a  Contractowner's interest in a Subaccount.  When you allocate  purchase payments to a Subaccount, your Contract is credited with  Accumulation  Units.  The number of Accumulation
Units to be credited is determined  by dividing the dollar  amount  allocated to the  particular  Subaccount by the price for the Subaccount as of the end of the
Valuation Period in which the purchase payment is credited.

     In  addition,   other   transactions   including  loans,  full  or  partial
withdrawals,  transfers,  and assessment of certain charges against the Contract affect the number of  Accumulation  Units credited to a Contract.  The number of units credited or debited in connection with any such  transaction is determined by dividing the dollar amount of such  transaction  by the price of the affected
Subaccount. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange ("NYSE"), normally 3:00 p.m. Central time.  Transactions  received  after  that  time on any  Valuation  Date will be effected at the Accumulation  Unit value  determined on the following  Valuation
Date. The price of each  Subaccount may be determined  earlier if trading on the
NYSE is restricted or as permitted by the SEC.

     The  number of  Accumulation  Units  credited  to a  Contract  shall not be changed by any subsequent  change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from Valuation Date to Valuation
Date  depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions paid by the Underlying Fund, (3) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount, and (4) the mortality and expense risk charge under the Contract.

FULL AND PARTIAL WITHDRAWALS -- A Contractowner may make a partial withdrawal of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Commencement  Date,  subject  to  limitations  under  the  applicable  plan  for
Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form  is  received  by  the  Company  at its  Administrative  Office.  A  proper
Withdrawal  Request  form must  include  the  written  consent of any  effective assignee or irrevocable Beneficiary, if applicable.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt,  any  applicable  withdrawal  charge,  a pro rata  administration charge and any uncollected premium taxes.

     The  Company  requires  the  signature  of all  Owners on any  request  for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national securities exchange or savings association.  The Company further  requires  that any request to  transfer or exchange  all or part of the
Contract for another  investment  be made upon a transfer  form  provided by the
Company which is available upon request.

     A partial withdrawal may be requested for a specified  percentage or dollar amount of Contract  Value. A request for a partial  withdrawal  will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient  Contract Value to meet the request.  Upon payment, the  Contract  Value will be reduced by an amount  equal to the  payment and any applicable  withdrawal  charge  and  premium  tax.  If a partial  withdrawal  is requested after the first Contract Year that would leave the Withdrawal Value in the  Contract  less than  $2,000,  the Company  reserves  the right to treat the partial  withdrawal as a request for a full  withdrawal.  For  Contracts  issued prior to January 4, 1999, if your withdrawal  exceeds 90% of Contract Value, the
Company may elect to treat your withdrawal as a full withdrawal.

     The  Company  will  deduct  the  amount  of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account,  according  to the
Contractowner's instructions to the Company. If a Contractowner does not specify the  allocation,  the Company will deduct the withdrawal in the same  proportion that the  Contract  Value is  allocated  among  the  Subaccounts  and the  Fixed
Account.

     A full or partial  withdrawal,  including a systematic  withdrawal,  may be subject to a withdrawal  charge if a  withdrawal  is made during the first eight
Contract  Years and may be subject  to a premium  tax  charge to  reimburse  the
Company  for any tax on  premiums  on a Contract  that may be imposed by various states and  municipalities.  The  Company  may deduct a pro rata  administration
charge  upon  a  full  withdrawal.   See  "Contingent  Deferred  Sales  Charge,"
"Administration Charge," and "Premium Tax Charge."

     A full or partial withdrawal, including a systematic withdrawal, may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section  401(a),  403, 408 or 457 of the  Internal  Revenue  Code,  reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on  withdrawals.  For more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, a Contractowner may elect to  receive  systematic  withdrawals  while the Owner is living  and  before the
Annuity  Commencement Date by sending a properly completed Request for Scheduled
Systematic  Payments  form to the  Company at its  Administrative  Office.  This option may be elected at any time after the first  Contract  Year, or during the first  Contract  Year,  if  Contract  Value  is  $40,000  or more at the time of election.  A Contractowner  may designate the systematic  withdrawal amount as a percentage of Contract Value allocated to the Subaccounts  and/or Fixed Account, as a  fixed  period,  as a  specified  dollar  amount,  as all  earnings  in the
Contract,  or based  upon the life  expectancy  of the  Owner or the Owner and a beneficiary.  A  Contractowner  also may designate the desired  frequency of the systematic  withdrawals,  which  may  be  monthly,  quarterly,  semiannually  or annually.  The  Contractowner  may stop or modify  systematic  withdrawals  upon proper written request received by the Company at its  Administrative  Office at least 30 days in advance of the requested date of termination or modification. A proper  request must include the written  consent of any  effective  assignee or irrevocable Beneficiary, if applicable.

     Each  systematic  withdrawal  must be at  least  $25.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable withdrawal charge and premium tax. Any systematic withdrawal that equals or exceeds the Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the Withdrawal  Value.
The Contract will automatically  terminate if a systematic withdrawal causes the
Contract's Withdrawal Value to equal zero.

     The Company  will effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated from the Contractowner's  Contract Value in the Subaccounts and the
Fixed Account,  as directed by the  Contractowner.  If a Contractowner  does not specify the  allocation,  the  systematic  withdrawal  will be deducted from the
Contract Value in the  Subaccounts  and the Fixed Account in the same proportion that the  Contract  Value is  allocated  among  the  Subaccounts  and the  Fixed
Account.

     Systematic  withdrawals  generally are subject to any applicable withdrawal charges. Systematic withdrawals may be made without a withdrawal charge provided that you  have not made a free  withdrawal  during  the  Contract  Year and your systematic  withdrawals  do not exceed an amount  determined as follows:  10% of
Contract Value as of the Valuation Date the first systematic  withdrawal request is received during the Contract Year.  Systematic  withdrawals  that exceed this amount are subject to any applicable withdrawal charge.

     The Company may, at any time,  discontinue,  modify, or suspend  systematic withdrawals.  You should consider carefully the tax consequences of a systematic withdrawal,  including  the 10% penalty tax which may be imposed on  withdrawals made prior to the Owner attaining age 59 1/2. See "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is  generally a ten-day  period  beginning  when you receive the  Contract.  The
Company  will then deem void the  returned  Contract  and will refund to you any purchase payments  allocated to the Fixed Account plus the Contract Value in the
Subaccounts  as of the end of the  Valuation  Period  during  which the returned
Contract is received by the Company.  The Company will refund purchase  payments allocated  to the  Subaccounts  rather than  Contract  Value in those states and circumstances that require it to do so.

DEATH BENEFIT -- If the Owner (or Annuitant if you purchased your Contract prior to January 4, 1999) dies prior to the  Annuity  Commencement  Date,  the Company will pay the death benefit  proceeds to the Designated  Beneficiary upon receipt of due  proof of the  Owner's  (or if  applicable,  the  Annuitant's)  death and instructions regarding payment to the Designated Beneficiary. If there are Joint
Owners,  the death benefit proceeds will be payable upon receipt of due proof of death of either Owner prior to the Annuity  Commencement  Date and  instructions regarding payment.

     If the  surviving  spouse  of the  deceased  Owner is the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain  limitations.  See  "Distribution  Requirements."  If the Owner is not a
natural person,  the death benefit  proceeds will be payable upon receipt of due proof of death of the  Annuitant  prior  to the  Annuity  Commencement  Date and instructions  regarding  payment.  Additionally,  if the  Owner is not a natural person,  the amount of the death  benefit will be based on the age of the oldest
Annuitant on the date the Contract was issued.  If the death of the Owner occurs on or after the Annuity  Commencement Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any outstanding  Contract Debt and any  uncollected  premium tax. If an Owner (or if applicable,  the Annuitant) dies during the  Accumulation  Period and the age of each Owner (or Annuitant) was 75 or younger on the date the Contract was issued, the amount of the death benefit will be the greatest of:

o  The sum of all  Purchase  Payments,  less any  reductions  caused by previous withdrawals,

o  The Contract Value on the date due proof of death and instructions  regarding payment are received by the Company, or

o  The stepped-up death benefit.

The stepped-up death benefit is:

o  The  largest  death  benefit  on any  Contract  anniversary  that is an exact multiple of six and occurs prior to the oldest Owner (or if  applicable,  the
   Annuitant) attaining age 76, plus

o  Any Purchase Payments made since the applicable Contract anniversary, less

o  Any withdrawals since the applicable anniversary.

For  Contracts in effect for six Contract  Years or more as of May 1, 1991,  the
Contract  anniversary  immediately  preceding  May 1, 1991,  is deemed to be the sixth  Contract  anniversary  for purposes of determining  the stepped-up  death benefit.

     If an Owner (or if applicable,  an Annuitant) dies during the  Accumulation
Period and the age of any Owner (or Annuitant) was 76 or greater on the date the
Contract was issued, the death benefit will be the greater of:

o  The Contract Value on the date due proof of death and instructions  regarding payment are received by the Company at its Administrative Office, or

o  Total purchase payments reduced by any partial withdrawals.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a
discussion of the tax consequences in the event of death.

     DEATH  BENEFIT FOR  CERTAIN  FLORIDA  RESIDENTS.  If you were a resident of
Florida and purchased your Contract prior to January 4, 1999, your death benefit is as follows.  If the  Annuitant  is 75 or younger as of the date of his or her death,  the  death  benefit  is the  greatest  of:  (1) the sum of all  purchase payments  reduced by any partial  withdrawals;  (2) the Contract Value as of the date due proof of death and instructions  regarding  payment are received by the
Company at its  Administrative  Office; or (3) the largest Contract Value on any
Contract  anniversary  that is an  exact  multiple  of  six,  less  any  partial withdrawals  since that  anniversary.  If the Annuitant is 76 or older as of the date of his or her death, the death benefit is the Contract Value as of the date due  proof of death and  instructions  regarding  payment  are  received  by the
Company at its Administrative Office, less any applicable withdrawal charge. The
Company currently waives the withdrawal charge applicable to the death benefit.

     DEATH BENEFIT FOR GROUP  UNALLOCATED  CONTRACTS.  The death benefit under a group  unallocated  contract  is  determined  by  reference  to the terms of the
Qualified Plan. The  Contractowner  must inform the Company of the amount of the death  benefit,  and its payment  will be treated as a partial  withdrawal.  The
Company will not impose a withdrawal  charge upon such a withdrawal  and it will not be considered a free withdrawal under the Contract.

DISTRIBUTION   REQUIREMENTS   --  For  Contracts   issued  in  connection   with
Non-Qualified  Plans,  the federal tax laws require that the Company pay a death benefit  upon the  death of the  Owner,  and the  Company  will do so under  all
Contracts,  including  those issued prior to January 4, 1999.  If the  surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue  this  Contract in force  until the  earliest of the  spouse's death or the Annuity Commencement Date or receive the death benefit proceeds.

     For any Designated  Beneficiary other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

     For Contracts  issued in connection with Qualified  Plans, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- For Contracts issued currently,  if the Annuitant dies prior to the Annuity Commencement Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract.
The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named,  the Company will  designate the Owner as Annuitant.
On the  death  of  the  Annuitant  after  the  Annuity  Commencement  Date,  any guaranteed  payments remaining unpaid will continue to be paid to the Designated
Beneficiary  pursuant to the Annuity  Option in force at the date of death.  See
"Death  Benefit"  for a  discussion  of the  death  benefit  in the event of the
Annuitant's death for Contracts issued prior to January 4, 1999.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase payments before  allocating them to your Contract Value.  However, except as set forth below,  the Company may assess a contingent  deferred  sales charge  (which  may also be  referred  to as a  withdrawal  charge) on a full or
partial  withdrawal,  including  systematic  withdrawals,   depending  upon  the
Contract Year in which the withdrawal is made.

     The Company will waive the withdrawal charge on the first withdrawal in any
Contract Year after the first Contract Year, to the extent that such  withdrawal does not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount in any
Contract  Year is equal  to 10% of  Contract  Value as of the date of the  first withdrawal in that Contract  Year.  You forfeit any Free  Withdrawal  amount not used on the first withdrawal in a Contract Year. The withdrawal charge generally applies to the amount of any withdrawal that exceeds the Free Withdrawal amount.

     If your  Contract  is  funding  a  charitable  remainder  trust,  the  free withdrawal is available  beginning in the first  Contract Year, and you may make periodic  free  withdrawals  provided  that the total  free  withdrawals  in any
Contract Year do not exceed the Free Withdrawal amount discussed above.

     For Group Unallocated Contracts, the free withdrawal is available after the first Contract  Year.  The first  withdrawal in each calendar month under such a
Contract is free to the extent that total free  withdrawals in any Contract Year do not exceed 10% of Contract Value as of the beginning of that Contract Year.

     The withdrawal  charge does not apply to  withdrawals of earnings.  For the purpose of determining any withdrawal  charge, the Company deems any withdrawals that are  subject  to the  withdrawal  charge  to be made  first  from  purchase payments and then from earnings.  Free Withdrawal amounts do not reduce purchase payments for the purpose of determining future withdrawal charges. The amount of the charge  will depend on the  Contract  Year in which the  withdrawal  is made according to the following schedule:

---------------- -- ---------------------------------------
                              WITHDRAWAL CHARGE
                    ---------------------------------------
                        THE            VARIFLEX CONTRACT-
 CONTRACT YEAR        CONTRACT         401(K) AND 408(K)
---------------- -- ------------ --- ----------------------
       1                8%                    8%
       2                7%                    8%
       3                6%                    8%
       4                5%                    8%
       5                4%                    7%
       6                3%                    6%
       7                2%                    5%
       8                1%                    4%
  9 and later           0%                    0%
---------------- -- ------------ --- ----------------------

     In no event will the amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  8% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least 7 years (5 years if you purchased your Contract prior to January 4, 1999).
Subject to insurance  department  approval,  the withdrawal  charge also will be waived on a full or  partial  withdrawal  if the Owner  has been  confined  to a hospital or qualified  skilled nursing facility for 90 consecutive days or more.
See "Waiver of Withdrawal Charge." The Company will assess the withdrawal charge against the  Subaccounts  and the Fixed  Account in the same  proportion  as the withdrawal proceeds are allocated.

     The Company pays sales  commissions  to  broker-dealers  and other expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed to reimburse  the Company for these  costs,  although it is expected that  actual  expenses  will be greater  than the amount of the  charge.  To the extent that all sales expenses are not recovered from the charge,  such expenses may be recovered from other charges,  including amounts derived  indirectly from the charge for mortality and expense risk.  Broker-dealers may receive aggregate commissions  of up to 6% of  aggregate  purchase  payments  and an annual  trail commission of up to 0.25% of Contract  Value.  The Company also may pay override payments, expense allowances,  bonuses, wholesaler fees and training allowances.
Registered  representatives  earn commissions from the broker-dealers with which they are affiliated  and such  arrangements  will vary. In addition,  registered representatives  may be  eligible,  under  programs  adopted  by the  Company to receive  non-cash  compensation  such as  expense-paid  due diligence  trips and educational  seminars.  No  compensation  will be  offered  to the  extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.

WITHDRAWAL  CHARGE  FOR  CERTAIN  TEXAS  PARTICIPANTS  --  Notwithstanding   the
withdrawal charges set forth above, if your Contract was issued after August 14,
2000, under a Section 403(b) retirement plan sponsored by a Texas institution of higher  education  (as defined in the Texas  Education  Code),  your  withdrawal charge schedule is as follows:

--------------------- -- ------------------------
   CONTRACT YEAR            WITHDRAWAL CHARGE
--------------------- -- ------------------------
         1                         7%
         2                         7%
         3                         6%
         4                         5%
         5                         4%
         6                         3%
         7                         2%
    8 and later                    0%
--------------------- -- ------------------------

WAIVER OF WITHDRAWAL  CHARGE -- The Company will waive the withdrawal  charge in the event of  confinement  to a  hospital  or  nursing  facility,  provided  the following  conditions  are met:  (1) the  Contractowner  has been  confined to a
"hospital" or "qualified skilled nursing facility" (as defined on page 3) for at least  90  consecutive  days  prior  to the  date  of the  withdrawal;  (2)  the
Contractowner  is so confined when the Company  receives the waiver  request and became so confined  after the date the Contract was issued;  and (3) the request for waiver submitted to the Company is accompanied by a properly completed claim form which may be obtained from the Company and a written physician's  statement acceptable  to  the  Company  certifying  that  such  confinement  is a  medical necessity and is due to illness or infirmity.

     The  Company  reserves  the right to have the  Contractowner  examined by a physician of its choice and at its expense to determine if the  Contractowner is eligible for a waiver.  The waiver is not  available in certain  states  pending department  of  insurance  approval.  If the  waiver  is later  approved  by the insurance  department  of a  state,  the  Company  intends  to make  the  waiver available to all  Contractowners in that state at that time, but there can be no assurance that the waiver will be approved.  Prospective  Contractowners  should contact their agent concerning availability of the waiver in their state.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under  the  Contract.  The  charge  is equal to an  annual  rate of 1.2% of each
Subaccount's average daily net assets. This amount is intended to compensate the
Company for certain  mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

     The expense risk is the risk that the Company's  actual expenses in issuing and  administering  the Contract and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

     The Company may ultimately  realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not  sufficient.  the Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including distribution expenses.

ADMINISTRATION  CHARGE -- The Company  will deduct from your  Contract  Value an administration  charge of $30 (or if less, 2% of Contract Value for the Variflex
Contract - 401(k) and 408(k)). The administration charge is not assessed against
Contract  Value that has been applied under  Annuity  Options 1 through 4, 9 and
10. The Company deducts the administration  charge annually,  but will waive the charge if your Contract  Value is $25,000 or more, and your Contract has been in force  eight or more  years,  as of that  date.  The  Company  will  deduct  the administration  charge from your Contract Value in the same  proportion that the
Contract Value is allocated among the Subaccounts.

     The Company will deduct a pro rata administration charge upon:

o  A full withdrawal of Contract Value

o  Payment of a death benefit

o  The Annuity  Commencement Date if one of Annuity Options 1 through 4, 9 or 10 is elected

o  The first deduction of the administration  charge if the Contract has been in force for less than a full calendar year

The  purpose  of this  charge  is to  reimburse  the  Company  for the  expenses associated with  administration of the Contract.  The Company does not expect to profit from this charge.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums received by insurance  companies on annuity contracts.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.   The  Company   currently   deducts  this  charge  upon  the  Annuity
Commencement  Date or upon  full or  partial  withdrawal  if a  premium  tax was incurred and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0%
to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or  acquisition  costs under the Contract.  No such charge is currently assessed.  See "Tax Status of Security  Benefit and the  Separate  Account"  and
"Charge for Security Benefit Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent deferred sales charge and administration  charge for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract  is sold in  connection  with a group  or  sponsored  arrangement.  The
Company  may also  reduce or waive the  contingent  deferred  sales  charge  and administration  charge on Contracts  sold to  directors,  officers and bona fide full-time  employees of the Company and its affiliated  companies;  the spouses, grandparents,  parents,  children,  grandchildren and sibling of such directors, officers and employees and their spouses;  and  salespersons  (and their spouses and  minor  children)  who are  licensed  with  the  Company  to  sell  variable annuities.

GUARANTEE  OF CERTAIN  CHARGES  -- The  Company  guarantees  that the charge for mortality  and  expense  risks  will not  exceed an annual  rate of 1.2% of each
Subaccount's  average  daily net assets and the  administration  charge will not exceed $30 per year.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the Annuity  Commencement Date at the time of application.
If you  purchase a single  purchase  payment  immediate  annuity,  your  annuity payments will commence  immediately.  Otherwise,  your Annuity Commencement Date may not be prior to the third annual Contract Anniversary (ninth annual Contract
Anniversary for Contracts issued in Oregon after August 31, 1999) and may not be deferred  beyond the  Annuitant's  95th  birthday  (90th  birthday for Contracts issued prior to January 4, 1999).  The terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity  Commencement  Date, the Annuity  Commencement Date
will be the later of the Annuitant's  65th birthday or the tenth annual Contract
Anniversary.  See "Selection of an Option." If there are Joint  Annuitants,  the birthdate of the older  Annuitant  will be used to determine the latest  Annuity
Commencement Date.

     On the Annuity  Commencement  Date, the proceeds under the Contract will be applied to provide an annuity  under one of the options  described  below.  Each option is available in two  forms--either as a variable annuity for use with the
Subaccounts or as a fixed annuity for use with the Fixed Account.  A combination variable and fixed annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity  Commencement  Date, reduced by any applicable premium taxes,  any outstanding  Contract Debt, and for Options 1 through 4, 9 and 10, a pro rata administration charge.

     The Contracts  provide for several  Annuity  Options.  The Company may make other Annuity Options available upon request.  Although Options 1 through 10 may not be described,  or are numbered differently,  in some Contracts,  the Company makes these Options available to all Contractowners, except that Option 9 is not available  under certain forms of the Contract.  Annuity  payments under Annuity
Options 1 through  4, 9 and 10 are based upon  annuity  rates that vary with the
Annuity Option selected.  In the case of Options 1 through 4 and 10, the annuity rates will vary based on the age and sex of the  Annuitant,  except  that unisex rates are available  where  required by law. The annuity rates reflect your life expectancy  based  upon your age as of the  Annuity  Commencement  Date and your gender,  unless unisex rates apply. The annuity rates are based upon the 1983(a)
mortality  table and are adjusted to reflect an assumed  interest  rate of 3.5%, compounded  annually.  In the case of  Options 5 through 8 as  described  below, annuity  payments are based upon Contract Value without regard to annuity rates.
If no Annuity  Option has been  selected,  annuity  payments will be made to the
Annuitant under an automatic option which shall be an annuity payable during the lifetime of the Annuitant with payments guaranteed to be made for 10 years under
Option 2.

     Annuity Options 1 through 4 and 10 provide for annuity  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the  event  of the  Annuitant's  death,  unless  the  option  provides  for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater
for  shorter  guaranteed  periods  and  less  for  longer  guaranteed   periods.
Similarly,  payments  will be  greater  for life  annuities  than for  joint and survivor annuities,  because payments for life annuities are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual, or annual basis, although no payments will be made for less than $50
($25 for Contracts issued prior to January 4,1999). If the frequency of payments selected would result in payments of less than $50 (or $25 if  applicable),  the
Company reserves the right to change the frequency.

     You may designate or change an Annuity  Commencement  Date, Annuity Option, or Annuitant,  provided  proper written notice is received by the Company at its
Administrative  Office at least 30 days prior to the Annuity  Commencement  Date set forth in the  Contract.  The date  selected as the new Annuity  Commencement
Date must be at least 30 days after the date written notice  requesting a change of Annuity Commencement Date is received at the Company's Administrative Office.

     Once annuity  payments have commenced under Annuity Options 1 through 4 and
10, an Annuitant or Owner cannot change the Annuity Option and cannot  surrender his or her annuity  and receive a lump sum  settlement  in lieu  thereof.  Under
Annuity  Options 5 through 8, full or partial  withdrawals may be made after the
Annuity  Commencement  Date,  subject to any applicable  withdrawal  charge. The
Contract  specifies  annuity  tables for Annuity  Options 1 through 4, 9 and 10, described  below.  The tables contain the guaranteed  minimum dollar amount (per
$1,000  applied) of the FIRST  annuity  payment for a variable  annuity and each annuity payment for a fixed annuity.

ANNUITY OPTIONS --

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the
Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

     OPTION 3 -- LIFE WITH INSTALLMENT REFUND OPTION.  Periodic annuity payments will be made during the lifetime of the  Annuitant  with the promise that, if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined by dividing the amount  applied under this Option by the amount of the first annuity  payment,  annuity payments will continue to the
Designated Beneficiary until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR. Periodic annuity payments will be made during the lifetime of either  Annuitant.  It is possible  under this Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity  payment due date,  two if both died prior to the third annuity  payment due  date,  etc.  AS IN THE CASE OF  OPTION  1,  THERE IS NO  MINIMUM  NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- PAYMENTS FOR SPECIFIED  PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from 5 to 20 years,  as elected by the
Owner,  with the guarantee  that, if, at the death of all  Annuitants,  payments have been made for less than the selected  fixed period,  the  remaining  unpaid payments will be paid to the Designated Beneficiary.

     OPTION 6 -- PAYMENTS OF A SPECIFIED  AMOUNT.  Periodic  annuity payments of the amount  elected by the Owner will be made until Contract Value is exhausted, with the guarantee  that,  if, at the death of all  Annuitants,  all  guaranteed payments have not yet been made, the remaining  unpaid  payments will be paid to the Designated Beneficiary.

     OPTION 7 --  DEPOSIT  OPTION.  The  amount  due under the  Contract  on the
Annuity Commencement Date may be left on deposit with the Company in its General
Account with interest at the rate of not less than 2% per year. Interest will be paid annually,  semiannually,  quarterly or monthly as you elect. This Option is not available under Contracts used in connection with Qualified Plans.

     OPTION 8 -- AGE RECALCULATION. Periodic annuity payments will be made based upon the  Annuitant's  life  expectancy,  or the joint  life  expectancy  of the
Annuitant and his or her beneficiary,  at the Annuitant's  attained age (and the beneficiary's  attained or adjusted age, if applicable)  each year. The payments are  computed by  reference to  government  actuarial  tables and are made until
Contract Value is exhausted. Upon the Annuitant's death, any Contract Value will be paid to the Designated Beneficiary.

     OPTION 9 -- PERIOD CERTAIN.  Periodic  annuity  payments will be made for a stated period which may be 5, 10, 15, or 20 years,  as elected by the Owner.  If the Annuitant dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

     OPTION  10 --  JOINT  AND  CONTINGENT  SURVIVOR  OPTION.  Periodic  annuity payments will be made during the life of the primary  Annuitant.  Upon the death of the primary  Annuitant,  payments  will be made to the  contingent  Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.
It is possible under this Option for only one annuity payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE  ANNUITY  PAYMENTS:  ASSUMED  INTEREST  RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for
Annuity Options 1 through 4, 9 and 10 are based on an "assumed interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your  financial  or tax  advisers.  For  Contracts  used  in  connection  with a
Qualified Plan, reference should be made to the terms of the particular plan and the  requirements  of  the  Internal  Revenue  Code  for  pertinent  limitations respecting  annuity  payments and other matters.  For instance,  Qualified Plans generally  require  that  annuity  payments  begin no later  than April 1 of the calendar year  following the year in which the Annuitant  reaches age 70 1/2. In addition,  under  Qualified  Plans,  the period  elected  for receipt of annuity payments  under  Annuity  Options  (other than Life Income)  generally may be no longer than the joint life  expectancy of the Annuitant and  beneficiary  in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than ten years younger than the Annuitant.  For Non-Qualified Plans, the Company does not allow  annuity  payments to be  deferred  beyond the  Annuitant's  95th birthday (90th birthday for Contracts issued prior to January 4, 1999).

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of the  Company's  General  Account,  which  supports the  Company's insurance and annuity obligations.  The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other  jurisdictions  in which the Contract is distributed.  In  reliance on certain  exemptive  and  exclusionary  provisions, interests in the Fixed Account have not been registered as securities  under the
Securities  Act of 1933 (the  "1933  Act") and the  Fixed  Account  has not been registered as an investment  company  under the  Investment  Company Act of 1940
(the "1940  Act").  Accordingly,  neither the Fixed  Account  nor any  interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.
The  Company has been  advised  that the staff of the SEC has not  reviewed  the disclosure in this Prospectus  relating to the Fixed Account.  This  disclosure, however,  may be subject  to  certain  generally  applicable  provisions  of the federal  securities laws relating to the accuracy and completeness of statements made in the  Prospectus.  This  Prospectus  is generally  intended to serve as a disclosure  document  only for  aspects of a  Contract  involving  the  Separate
Account and contains only selected information  regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

     Amounts  allocated to the Fixed Account become part of the General  Account of the Company,  which  consists of all assets  owned by the Company  other than those in the  Separate  Account  and other  separate  accounts  of the  Company.
Subject to applicable  law, the Company has sole  discretion  over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience of the Fixed Account. In addition,  the Company may in its discretion pay interest at a rate ("Current  Rate") that exceeds the  Guaranteed  Rate. The
Company will determine the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or transferred to the Fixed Account.  Contract Value allocated  or  transferred  to the  Fixed  Account  at one  point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time.  For example,  amounts  allocated to the Fixed  Account in June may be credited  with a different  current  rate than amounts allocated to the Fixed Account in July. Therefore,  at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current  Rates  depending  upon the point in time such  portions were allocated or transferred to the Fixed Account.  The Company bears the investment risk for the  Contract  Value  allocated  to the Fixed  Account  and for  paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of  determining  the interest rates to be credited on Contract
Value in the  Fixed  Account,  withdrawals,  loans or  transfers  from the Fixed
Account will be deemed to be taken from  purchase  payments  and Contract  Value allocated  to the Fixed  Account on a first in,  first out basis.  Any  interest attributable  to such  amounts  shall be deemed to be taken before the amount of the purchase payment or other Contract Value allocated to the Fixed Account. For more information about transfers and withdrawals from the Fixed Account, see the discussion  of the Fixed  Account  options  below.  For more  information  about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals
From the Fixed Account."

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same  fashion for a Contract  that has  Contract  Value  allocated  to the Fixed
Account as for a Contract that has Contract Value allocated to the  Subaccounts.
See "Death Benefit."

CONTRACT  CHARGES -- Premium taxes,  withdrawal  charges and the  administration charge will be the same for  Contractowners  who allocate  purchase  payments or transfer  Contract Value to the Fixed Account as for those who allocate purchase payments or transfer Contract Value to the Subaccounts. The charge for mortality and  expense  risks will not be  assessed  against  the Fixed  Account,  and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or  indirectly  the  investment  advisory  fees and  operating  expenses  of the
Underlying Funds to the extent Contract Value is allocated to the Fixed Account;
however,  you also will not  participate  in the  investment  experience  of the
Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are limited in a Contract Year to not more than the greatest of:

1.   $5,000,

2.   one-third of the Contract Value  allocated to the Fixed Account at the time of the first transfer from the Fixed Account in the Contract Year, or

3.   120% of the amount  transferred  from the Fixed Account during the previous
     Contract Year.

The Company  reserves the right for a period of time to allow transfers from the
Fixed  Account in amounts  that  exceed  the  limits  set forth  above  ("Waiver
Period").  In any Contract Year following such a Waiver Period, the total dollar amount that may be  transferred  from the Fixed  Account is the greatest of: (1)
above;  (2)  above;  or (3)  120%  of the  lesser  of:  (i)  the  dollar  amount transferred  from the Fixed Account in the previous  Contract  Year; or (ii) the maximum dollar amount that would have been allowed in the previous Contract Year under the transfer provisions above absent the Waiver Period.

     The minimum  amount  that you may  transfer  from the Fixed  Account to the
Subaccounts  is the  lesser  of (i) $500 or (ii) the  amount of  Contract  Value allocated to the Fixed Account. Transfer of Contract Value pursuant to the Asset
Reallocation  Option is not  currently  subject  to any  minimums.  The  minimum transfer under the Dollar Cost Averaging Option is $25. The Company reserves the right to limit the  number  of  transfers  permitted  each  Contract  Year to 14 transfers and to limit the amount that may be subject to transfer.

     You may also make full or partial  withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan  Account.  See  "Full and  Partial  Withdrawals"  and  "Systematic
Withdrawals." In addition,  to the same extent as  Contractowners  with Contract
Value in the  Subaccounts,  the Owner of a Contract  used in  connection  with a
Qualified  Plan  may  obtain  a loan if so  permitted  under  the  terms  of the
Qualified Plan.  See "Loans."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written request in proper form is received by the Company at its  Administrative
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Contractowner is the person named as such in the application or in  any  later  change  shown  in  the  Company's  records.  While  living,  the
Contractowner  alone has the right to receive  all  benefits  and  exercise  all rights  that  the  Contract  grants  or  the  Company  allows,  subject  to  any limitations  under your Qualified Plan. The Owner may be an entity that is not a living person such as a trust or corporation  referred to herein as "Non-natural
Persons." See "Federal Tax Matters."

     JOINT  OWNERS.  The  Joint  Owners  will be joint  tenants  with  rights of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner  or  Joint  Owner  (or  if  applicable,  the  Annuitant)  during  the
Accumulation  Period.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's estate.  If you purchased your Contract prior to January 4, 1999, the Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Annuitant: the Primary Beneficiary, the Secondary Beneficiary or
if none of the above are alive, the Annuitant's  estate. The Primary Beneficiary is the individual  named as such in the application or any later change shown in the Company's records.  Careful  consideration  should be given to the manner in which the  Contract is  registered,  as well as the  designation  of the Primary
Beneficiary.  The Contractowner  may change the Primary  Beneficiary at any time while the  Contract  is in force by  written  request on forms  provided  by the
Company and  received by the Company at its  Administrative  Office.  The change will not be binding on the  Company  until it is  received  and  recorded at its
Administrative  Office.  The change will be effective as of the date the form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary  Beneficiary may be designated.
The Owner may designate a permanent  Beneficiary whose rights under the Contract cannot be changed without his or her consent.

     Reference  should be made to the terms of a particular  Qualified  Plan and any applicable law for any  restrictions  or limitations on the designation of a
Beneficiary.  Many qualified  plans do not allow the  designation of any primary beneficiary  except a spouse  unless  the  spouse  consents  and the  consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS  -- The  Contract  may share in the surplus  earnings of the  Company.
However,  the current dividend scale is zero and the Company does not anticipate that dividends  will be paid.  Certain states will not permit the Contract to be issued as a dividend-paying policy.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the  Subaccounts,  and will  effect a  transfer  between  Subaccounts  or from a
Subaccount  to the Fixed  Account  on the  Valuation  Date a proper  request  is received  at the  Company's  Administrative  Office.  However,  the  Company can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o  During  which the NYSE is closed  other than  customary  weekend  and holiday closings,

o  During which trading on the NYSE is restricted as determined by the SEC,

o  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o  For such other  periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract  using the Contract Value as the only security for the loan.  You may  obtain a loan by  submitting  a proper  written  request  to the
Company.  A loan  must be taken  prior to the  Annuity  Commencement  Date.  The minimum  loan that may be taken is  $1,000  ($500  for  Contracts  issued in New
Jersey).  The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1)  $50,000  reduced by the excess of: (a) the  highest outstanding loan balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the  outstanding  loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater (the $10,000 limit is not available for Contracts  issued under a 403(b)
Plan  subject to the  Employee  Retirement  Income  Security  Act of 1974).  The
Internal  Revenue Code requires  aggregation  of all loans made to an individual employee  under a single  employer  plan.  However,  since  the  Company  has no information concerning outstanding loans with other providers,  we will only use information  available  under  annuity  contracts  issued by us, and you will be responsible  for  determining  your loan  limits  considering  loans  from other providers.  Reference  should be made to the terms of your particular  Qualified
Plan for any additional loan restrictions.

     When an eligible  contractowner  takes a loan,  Contract Value in an amount equal to the loan amount is transferred  from the  Subaccounts  and/or the Fixed
Account into an account called the "Loan Account." Amounts allocated to the Loan
Account  earn 3%,  the  minimum  rate of  interest  guaranteed  under  the Fixed
Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

     Interest  will be charged for the loan and will accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be 5% (5.5% if your Contract was issued prior to January 4, 1999).  Because the Contract  Value maintained  in the Loan  Account  (which  will earn 3%) will  always be equal in amount to the outstanding loan balance, the net cost of a loan is 2%.

     Loans must be repaid  within five  years,  unless the loan is to be used to acquire your principal  residence,  in which case the loan must be repaid within
30 years.  You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time.  Upon receipt of a loan  payment,  the Company will transfer  Contract  Value from the Loan Account to the Fixed Account and/or the Subaccounts  according to your current instructions with respect to purchase payments  in an amount  equal to the  amount by which the  payment  reduces  the amount of the loan outstanding.

     If you do not make any required loan payment within 30 days of the due date for loans with a monthly  repayment  schedule  or within 90 days of the due date for loans with a  quarterly  repayment  schedule,  your total  outstanding  loan balance will be deemed to be in default for tax reporting  purposes.  The entire loan  balance,  with any  accrued  interest,  will be  reported as income to the
Internal  Revenue  Service  ("IRS").  The  Company  may  agree to  extend  these deadlines for late payments within any limits imposed by IRS regulations. Once a loan has gone into default,  regularly  scheduled payments will not be accepted.
No new loans will be allowed while a loan is in default.  Interest will continue to  accrue  on a loan in  default.  Contract  Value  equal to the  amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or  after  the  Contractowner  attains  age 59  1/2.  The  Contract  will  be automatically  terminated if the  outstanding  loan balance on a loan in default equals or exceeds the Withdrawal  Value.  The proceeds from the Contract will be used to repay the debt and any  applicable  withdrawal  charge.  Because  of the adverse  tax  consequences  associated  with  defaulting  on a loan,  you should carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     In the event that you elect to  exchange  your  Contract  for a contract of another  company,  you need to either pay off your loan prior to the exchange or incur tax  consequences  in that you will be deemed to have  received  a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that  state at that  time,  but there can be no  assurance  that  loans  will be approved.  Prospective  Contractowners  should  contact  their agent  concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

     Section  403(b)  imposes   restrictions  on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are attributable to your contributions made after December 31, 1988 under a salary reduction  agreement begin only after you (i) reach age 59 1/2, (ii) have a severance from  employment,  (iii) die, (iv) become  disabled,  or (v) incur a hardship. Furthermore, we may not distribute to you on account of hardship gains accrued after December 31, 1988  attributable to such  contributions.  Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may ONLY be met by the  distribution.  You should be aware that Internal Revenue
Service  regulations do not allow you to make any  contributions  to your 403(b)
annuity contract for a period of six months after a hardship distribution.

     If you own a Contract purchased as a Section 403(b)  tax-sheltered  annuity contract,  you will not be  entitled  to make a full or partial  withdrawal,  as described in this  Prospectus,  in order to receive  proceeds  from the Contract attributable to your  contributions  under a salary  reduction  agreement or any gains  credited to such Contract after December 31, 1988 unless one of the above conditions has been satisfied.  In the case of transfers of amounts  accumulated in a different  Section 403(b)  contract to this Contract under a Section 403(b)
program,  the  withdrawal  constraints  described  above  would not apply to the amount  transferred to the Contract  designated as attributable to your December
31,  1988  account  balance  under  the  old  contract,   provided  the  amounts
transferred  between  contracts  qualified  as a  tax-free  exchange  under  the
Internal  Revenue Code. You may be able to transfer your  Contract's  Withdrawal
Value to certain  other  investment  alternatives  meeting the  requirements  of
Section  403(b)  that  are  available  under  your  employer's   Section  403(b)
arrangement.

     The  distribution  or withdrawal  of amounts under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

RESTRICTIONS  UNDER  THE  TEXAS  OPTIONAL  RETIREMENT  PROGRAM  -- If you  are a
Participant in the Texas Optional Retirement  Program,  your Contract is subject to  restrictions  required under the Texas  Government  Code. In accordance with those restrictions,  you will not be permitted to make withdrawals prior to your retirement,  death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by
individuals  and  groups  as  a  non-tax  qualified   retirement  plan  and  for
individuals  and groups which are  Qualified  Plans under the  provisions of the
Internal  Revenue Code ("Code").  The ultimate effect of federal income taxes on the amounts  held under a Contract,  on annuity  payments,  and on the  economic benefits to the Owner,  the Annuitant,  and the  Beneficiary or other payee will depend  upon the type of  retirement  plan,  if any,  for which the  Contract is purchased,  the tax and  employment  status of the  individuals  involved  and a number of other factors. The discussion contained herein and in the Statement of
Additional  Information  is  general  in  nature  and is not  intended  to be an exhaustive  discussion  of all questions  that might arise in connection  with a
Contract.  It is based upon the Company's  understanding  of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, you should  consult  with a qualified  tax adviser  regarding  the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF SECURITY BENEFIT
AND THE SEPARATE ACCOUNT --

     GENERAL.  The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

     CHARGE FOR  SECURITY  BENEFIT  TAXES.  A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the
Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments,  premiums,  or acquisition  costs under the Contracts.
The Company will review the question of a charge to the  Separate  Account,  the
Subaccounts  or the  Contracts for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses  under the Contracts is ultimately  determined to be other  than what the  Company  currently  believes  it to be, if there are changes made in the federal  income tax  treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under  current  laws,  the  Company  may incur  state  and local  taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

     DIVERSIFICATION  STANDARDS. Each Underlying Fund will be required to adhere to regulations  adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company  separate  accounts funding variable contracts.  Pursuant  to these  regulations,  on the  last day of each  calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Underlying  Funds,  intends to comply with the  diversification  requirements of
Section 817(h).

     In certain  circumstances,  owners of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the  investor  (i.e.,  the  contractowner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

     The  ownership  rights under the Contract are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the  Contractowner has additional  flexibility in allocating  purchase payments and Contract Values.  These differences could result in a Contractowner being  treated as the owner of a pro rata  portion of the assets of the Separate
Account.  In  addition,  the Company  does not know what  standards  will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company  therefore  reserves the right to modify the Contract,  as it deems  appropriate,  to attempt to prevent a  Contractowner from  being  considered  the  owner of a pro rata  share  of the  assets  of the
Separate  Account.  Moreover,  in the event  that  regulations  or  rulings  are adopted,  there can be no assurance  that the  Underlying  Funds will be able to operate as currently  described in the Prospectus,  or that the Underlying Funds will not have to change their investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general,  a Contractowner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons" and  "Diversification  Standards."  Withholding of federal income  taxes on all  distributions  may be required  unless a recipient  who is eligible  elects not to have any amounts  withheld  and  properly  notifies  the
Company of that election.

     SURRENDERS OR  WITHDRAWALS  PRIOR TO THE ANNUITY  COMMENCEMENT  DATE.  Code
Section 72 provides  that amounts  received  upon a total or partial  withdrawal
(including  systematic  withdrawals)  from  a  Contract  prior  to  the  Annuity
Commencement  Date  generally will be treated as gross income to the extent that the cash value of the Contract  immediately  before the  withdrawal  (determined without  regard to any  surrender  charge  in the case of a partial  withdrawal)
exceeds the  "investment in the  contract." The  "investment in the contract" is that  portion,  if any,  of  purchase  payments  paid under a Contract  less any distributions  received previously under the Contract that are excluded from the recipient's  gross income.  The taxable  portion is taxed at ordinary income tax rates.  For  purposes  of this rule,  a pledge or  assignment  of a contract  is treated as a payment received on account of a partial withdrawal of a Contract.

     SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY COMMENCEMENT DATE. Upon a
complete surrender,  the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

     For fixed annuity  payments,  the taxable portion of each payment generally is  determined  by  using  a  formula  known  as the  "exclusion  ratio,"  which establishes  the ratio that the  investment  in the Contract  bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then  applied  to each  payment  to  determine  the  non-taxable  portion of the payment.  The  remaining  portion of each  payment is taxed at  ordinary  income rates.  For variable  annuity  payments,  the taxable portion of each payment is
determined  by  using  a  formula  known  as  the  "excludable   amount,"  which
establishes the non-taxable portion of each payment.  The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the  Contract  by the  number of  payments  to be made.  The  remainder  of each variable  annuity  payment is taxable.  Once the  excludable  portion of annuity payments  to date  equals the  investment  in the  Contract,  the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy)  of the taxpayer,  or the joint lives (or joint life  expectancy) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or  withdrawal as a result of the  application  of  item  (iii)  above,  and the  series  of  payments  are subsequently modified (other than by reason of death or disability), the tax for the first year in which the  modification  occurs will be increased by an amount
(determined  by the  regulations)  equal to the tax that would have been imposed but for  item  (iii)  above,  plus  interest  for the  deferral  period,  if the modification  takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two  distribution  rules: (a) if any owner dies on or after the Annuity  Commencement  Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death;
and (b) if any owner  dies  before the  Annuity  Commencement  Date,  the entire interest in the Contract must generally be  distributed  within five years after the  date  of  death,  or,  if  payable  to a  designated  beneficiary,  must be annuitized  over the life of that  designated  beneficiary  or over a period not extending beyond the life expectancy of that beneficiary,  commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased  owner,  the Contract  (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

     Generally,  for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS.  Generally, gifts of non-tax qualified Contracts prior to the  Annuity  Commencement  Date  will  trigger  tax on the gain on the
Contract,  with the donee getting a stepped-up  basis for the amount included in the donor's  income.  The 10%  penalty tax and gift tax also may be  applicable.
This  provision  does not apply to  transfers  between  spouses or incident to a divorce.

     CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is held by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

     MULTIPLE  CONTRACT  RULE.  For  purposes of  determining  the amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer  to the same  Contractowner  during  any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's  Annuity  Commencement  Date, such as a partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

     In addition,  the Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the Annuity  Commencement
Date)  under  annuity  contracts  issued by the same  company  to the same owner during any calendar year. In this case,  annuity payments could be fully taxable
(and  possibly  subject to the 10%  penalty  tax) to the extent of the  combined income  in all such  contracts  and  regardless  of  whether  any  amount  would otherwise have been excluded from income because of the "exclusion  ratio" under the contract.

     POSSIBLE TAX CHANGES.  In recent years,  legislation has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS,  ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  payee or other beneficiary who is not also the Owner,  the selection of certain Annuity  Commencement  Dates or the exchange of a Contract may result in certain tax  consequences  to the Owner that are not  discussed  herein.  An  Owner  contemplating  any  such  transfer, assignment,  selection or exchange  should  contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section 401, 403(b),  408, 408(A) or 457 of the Code. If you are
purchasing  the  Contract as an  investment  vehicle for one of these  Qualified
Plans, you should consider that the Contract does not provide any additional tax advantages beyond that already  available  through the Qualified Plan.  However, the Contract  does offer  features  and  benefits in addition to  providing  tax
deferral  that  other  investments  may  not  offer,   including  death  benefit
protection for your beneficiaries and annuity options which guarantee income for life.  You should  consult with your  financial  professional  as to whether the overall  benefits  and costs of the Contract are  appropriate  considering  your circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Contractowners,  Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income Security Act of 1974 (ERISA). Consequently, a Contractowner's beneficiary designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified Plans may be subject to penalty taxes, or for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contracts comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

     SECTION 401. Code Section 401 permits  employers to establish various types of retirement plans (e.g.,  pension,  profit sharing and 401(k) plans) for their employees. For this purpose,  self-employed individuals (proprietors or partners operating a trade or business) are treated as employees  and therefore  eligible to participate in such plans.  Retirement  plans  established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.

     In order for a retirement plan to be "qualified" under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting;  (ii) not discriminate in favor of "highly compensated"  employees;
(iii) provide  contributions or benefits that do not exceed certain limitations;
(iv)  prohibit  the use of plan  assets for  purposes  other than the  exclusive benefit  of the  employees  and their  beneficiaries  covered  by the plan;  (v)
provide  for  distributions  that  comply  with  certain  minimum   distribution
requirements;  (vi) provide for certain  spousal  survivor  benefits;  and (vii)
comply with numerous other qualification requirements.

     A  retirement  plan  qualified  under  Code  Section  401 may be  funded by employer  contributions,  employee  contributions or a combination of both. Plan participants  are  normally not subject to tax on employer  contributions  until such amounts are actually distributed from the plan. Depending upon the terms of the  particular  plan,  employee  contributions  may be  made  on a  pre-tax  or after-tax basis. In addition,  plan  participants are not taxed on plan earnings derived from either employer or employee  contributions  until such earnings are distributed.

     Each employee's  interest in a retirement plan qualified under Code Section
401 must  generally be  distributed  or begin to be  distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee  reaches age 70 1/2 or retires  ("required  beginning  date").  The required  beginning date for 5% owners is April 1 of the calendar year following the year in which the owner attains age 70 1/2. Periodic  distributions must not extend  beyond  the life of the  employee  or the  lives of the  employee  and a designated beneficiary (or over a period extending beyond the life expectancy of the  employee or the joint life  expectancy  of the  employee  and a  designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's  entire  interest  in the plan must  generally  be  distributed  to a designated  beneficiary before the close of the calendar year following the year of the employee's  death and be made over the life of the beneficiary (or over a period not  extending  beyond the life  expectancy of the  beneficiary).  If the designated beneficiary is the employee's surviving spouse,  distributions may be delayed  until  the  employee  would  have  reached  age 70 1/2.  If there is no
designated  beneficiary,   or  if  delayed  distributions  are  elected  by  the
Beneficiary, the entire account must be distributed by the end of the fifth full calendar year following the employee's death.

     Annuity  payments  distributed  from a retirement plan qualified under Code
Section 401 are taxable under  Section 72 of the Code.  Section 72 provides that the portion of each payment  attributable to contributions  that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment.  The portion so excluded is determined by dividing the employee's  investment in the plan by (1) the number of anticipated payments determined  under a table set forth in Section 72 of the Code or (2) in the case of a contract  calling for installment  payments,  the number of monthly annuity payments  under such  contract.  The  portion  of each  payment in excess of the exclusion amount is taxable as ordinary income.  Once the employee's  investment has been recovered,  the full annuity  payment will be taxable.  If the employee should die prior to recovering his entire investment, the unrecovered investment will be allowed as a deduction  on his final  return.  If the  employee  made no contributions  that were  taxable  when made,  the full  amount of each  annuity payment is taxable to him as ordinary income.

     A "lump-sum"  distribution  from a  retirement  plan  qualified  under Code
Section 401 may be eligible for favorable tax treatment by certain  individuals.
A "lump-sum"  distribution means the distribution within one taxable year of the balance to the credit of the employee which becomes  payable:  (i) on account of the  employee's  death,  (ii) after the  employee  attains age 59 1/2,  (iii) on account of the employee's termination of employment (in the case of a common law employee only) or (iv) after the employee has become  disabled (in the case of a self-employed person only).

     As a general  rule, a lump-sum  distribution  is fully  taxable as ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free.  However, ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

     Distributions  from a retirement  plan qualified under Code Section 401 may be  eligible  for a tax-free  rollover  to  another  eligible  retirement  plan, including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTION  403(B).  Code Section 403(b)  permits public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements.   Section  403(b)  annuities  are  generally  subject  to  minimum distribution  requirements  similar  to those  applicable  to  retirement  plans qualified under Section 401 of the Code. See "Section 401."

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to qualified  retirement plans and depends upon, among other things,  whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2,  (ii) has a severance  from  employment;  (iii) dies;  (iv)
becomes  disabled;  or (v)  incurs a  financial  hardship  (earnings  may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

     IRAs are subject to limitations on the amount that may be contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not  exceed  (except  in  the  case  of a  rollover  contribution)  100%  of the individual's earned income under current tax law or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------
        2003-2004               $3,000
        2005-2007               $4,000
   2008 and thereafter          $5,000
-------------------------- -----------------

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2003-2005,  or $1,000 for the tax year 2006 or any
tax  year   thereafter.   However,   if  the   individual   is   covered  by  an
employer-sponsored   retirement  plan,  the  amount  of  IRA  contributions  the individual  may  deduct  in a year may be  reduced  or  eliminated  based on the individual's  adjusted  gross income for the year ($60,000 for a married  couple filing a joint  return  and  $40,000  for a single  taxpayer  in  2003).  If the individual's spouse is covered by an employer-sponsored  retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted  gross  income on a joint  return is  between  $150,000  and  $160,000.
Nondeductible  contributions  to traditional IRAs must be reported to the IRS in the year made on Form 8606.

     Sale  of the  Contract  for  use  with  IRAs  may  be  subject  to  special requirements  imposed by the IRS.  Purchasers  of the Contract for such purposes will be provided with such  supplementary  information as may be required by the
IRS or other appropriate  agency, and will have the right to revoke the Contract under certain  circumstances.  See the IRA Disclosure Statement that accompanies this Prospectus.

     In  general,   traditional   IRAs  are  subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 401 of the Code;  however,  the required  beginning date for traditional
IRAs is  generally  the date  that the  Contractowner  reaches  age 70  1/2--the
Contractowner's  retirement  date,  if any,  will not affect his or her required beginning date. See "Section 401."  Distributions  from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each  distribution may be excludable from income.  The amount  excludable from the individual's  income is the amount of the  distribution  which bears the same ratio as the  individual's nondeductible contributions bears to the expected return under the IRA.

     Distributions  of  deductible,  pre-tax  contributions  and earnings from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

     SIMPLE INDIVIDUAL RETIREMENT ANNUITIES. Certain employers with no more than
100  employees  may  establish a Savings  Incentive  Match Plan for Employees of
Small  Employers  (SIMPLE  plans).  Depending  upon  the  type of  SIMPLE  plan, employers may deposit the plan  contributions into a single trust or into SIMPLE
Individual  Retirement Annuities ("SIMPLE IRA") established by each participant.
The contract may be purchased by a trust for a SIMPLE plan and is also available as a SIMPLE IRA annuity.

     Information on eligibility to participate in an employer's SIMPLE Plan will be included in the summary description of the plan furnished to the participants by their employer.  Contributions to a SIMPLE IRA will generally  include salary
deferral  contributions  and  employer   contributions.   On  a  pre-tax  basis,
participants may elect to contribute  through salary deferrals based on a stated
percentage of the employee's compensation.  Such salary deferrals are limited to the applicable dollar amount per year as shown in the table below:

-------------------------- ------------------------
        TAX YEAR               DEFERRED AMOUNT
-------------------------- ------------------------
          2003                     $8,000
          2004                     $9,000
   2005 and thereafter             $10,000
-------------------------- ------------------------

The $10,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2005 tax year.  If an  individual is age 50 or over, catch-up  contributions  can be made to the  SIMPLE  IRA in an  amount up to the lesser  of (i)  your  compensation  for the  tax  year,  reduced  by all of your elective  deferrals that were made to other plans, or (ii) the applicable dollar amount as shown in the table below:

-------------------------- ------------------------
                                 ADDITIONAL
       TAX YEAR                CATCH UP AMOUNT
-------------------------- ------------------------
          2003                     $1,000
          2004                     $1,500
          2005                     $2,000
   2006 and thereafter             $2,500
-------------------------- ------------------------

The $2,500 limit will be adjusted for inflation in $500 increments for tax years beginning  after the 2006 tax year. In addition,  employers are required to make either  (1) a  dollar-for-dollar  matching  contribution  or  (2) a  nonelective contribution  to each  participant's  account  each year.  In general,  matching
contributions   must  equal  up  to  3%  of  compensation,   but  under  certain
circumstances,  employers may make lower matching contributions.  Instead of the
match,   employers  may  make  a  nonelective   contribution   equal  to  2%  of
compensation.

     In general,  SIMPLE IRAs are subject to minimum  distribution  requirements similar to those  applicable to retirement  plans qualified under Section 401 of the Code; however,  the required beginning date for SIMPLE IRAs is generally the date that the contractowner  reaches age 70 1/2. The Contractowner's  retirement date will not affect his or her required beginning date. Amounts  contributed to
SIMPLE IRAs generally are excludable from the taxable income of the participant.
As a result,  all distributions from such annuities are normally taxable in full as ordinary income to the participant.

     ROTH  IRAS.  Section  408A of the  Code  permits  eligible  individuals  to establish a Roth IRA.  The  Contract  may be  purchased  as a Roth IRA.  Regular contributions may be made to a Roth IRA up to the same contribution  limits that apply to traditional  IRA  contributions.  The regular  contribution  limits are phased out for  taxpayers  with  $95,000 to $110,000 in  adjusted  gross  income
($150,000  to  $160,000  for married  filing  joint  returns).  Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

     Regular  contributions  to a Roth IRA are not  deductible and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special  requirements imposed by the IRS. Purchasers of the  Contract  for such  purposes  will be provided  with such  supplementary information as may be required by the IRS or other appropriate  agency, and will have the right to revoke  the  Contract  under  certain  requirements.  Unlike a traditional  IRA,  Roth IRAs are not  subject to minimum  required  distribution rules  during  the  Contractowner's  lifetime.  Generally,  however,  the amount remaining  in a Roth  IRA  after  the  Contractowner's  death  must  begin to be distributed by the end of the first  calendar year after death,  and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distribution,  the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

     SECTION 457.  Section 457 of the Code permits  employees of state and local governments  and units and  agencies  of state  and local  governments,  such as schools,  as well as  tax-exempt  organizations  to  defer a  portion  of  their compensation without paying current taxes if those employees are participants in an  eligible  deferred  compensation  plan.  A Section  457 plan may  permit the purchase of Contracts to provide benefits thereunder.

     Although a participant  under a Section 457 plan may be permitted to direct or choose methods of investment,  in the case of a tax-exempt  employer sponsor, all amounts  deferred  under the plan and any income  thereon  remain solely the property of the  employer  and  subject to the claims of its general  creditors, until paid to the participant.  The assets of a Section 457 plan maintained by a state or local government  employer must be held in trust (or custodial  account or an  annuity  contract)  for the  exclusive  benefit of plan  participants.  A
Section 457 plan must not permit the  distribution of a  participant's  benefits until the  participant  attains age 70 1/2,  terminates  employment or incurs an
"unforeseeable emergency."

     Section   457  plans  are   generally   subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section  401 of the Code.  See  "Section  401."  Since under a Section 457 plan, contributions are generally  excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence or other distributions are made.  Distributions from a Section
457 plan for a tax-exempt  employer,  are not  eligible for tax-free  rollovers.
Distributions  from a  governmental  457  plan  may be  rolled  over to  another eligible  retirement plan including an individual  retirement account or annuity
(IRA).

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the individual's gross income until some future time.

     If any portion of the balance to the credit of an employee in a Section 401 plan,  Section  403(b)  plan or  governmental  Section  457  plan is paid to the participant in an "eligible rollover distribution" and the participant transfers any  portion of the amount  received to an eligible  retirement  plan,  then the amount so transferred is not includable in income.  Also, pre-tax  distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover  distribution"  generally means any  distribution  that is not one of a series  of  periodic  payments  made  for the life of the  distributee  or for a specified  period  of at least  ten  years.  In  addition,  a  required  minimum distribution,  death  distributions  (except to a surviving  spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution.
A rollover  must be made directly  between  plans or  indirectly  within 60 days after receipt of the distribution.

     An "eligible  retirement  plan" will be another  retirement  plan qualified under  Code  Section  401,  a Section  403(b)  plan,  a  traditional  individual retirement  account or annuity under Code Section 408, or governmental  deferred compensation plan under Code Section 457.

     A Section 401 plan, a Section 403(b) plan or a  governmental  457 plan must generally provide a participant receiving an eligible rollover distribution, the option  to have  the  distribution  transferred  directly  to  another  eligible retirement plan.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancy)  of the employee and a  designated  beneficiary  and which, for Qualified Plans other than IRAs, begin after the employee  terminates employment;  (iv) made to an employee  after  termination  of  employment  after reaching  age 55; (v) made to pay for certain  medical  expenses;  (vi) that are exempt  withdrawals  of an excess  contribution;  (vii)  that is rolled  over or transferred in accordance with Code requirements;  or (viii) that is transferred pursuant to a decree of divorce or separate  maintenance  or written  instrument incident to such a decree.

     The  exception  to the 10% penalty tax  described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums in certain  cases.  In addition,  the 10% penalty tax is generally  not applicable to  distributions  from a Section 457 plan.  There are two additional exceptions  to the 10% penalty tax on  withdrawals  from IRAs before age 59 1/2:
withdrawals made to pay "qualified"  higher  education  expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments  of less than ten years)  from a  Qualified  Plan  (other than IRAs and tax-exempt  entity  Section 457 plans) are  generally  subject to mandatory  20%
income tax withholding.  However,  no withholding is imposed if the distribution is  transferred  directly  to  another  eligible  retirement  plan.  Nonperiodic distributions  from an IRA are subject to income tax  withholding  at a flat 10%
rate.  The recipient of such a  distribution  may elect not to have  withholding apply.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective  Contractowner  considering adoption of a Qualified
Plan and purchase of a Contract in connection  therewith  should first consult a qualified  and  competent  tax adviser,  with regard to the  suitability  of the
Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING  OF  UNDERLYING  FUND  SHARES -- You  indirectly  (through  the  Separate
Account)  purchase  shares of the  Underlying  Funds when you allocate  purchase payments to the Subaccounts.  The Company owns shares of the Underlying Funds in the Separate Account for your benefit.  Under current law, the Company will vote shares of the Underlying Funds held in the Subaccounts in accordance with voting instructions  received from Owners  having the right to give such  instructions.
You will have the right to give voting  instructions to the extent that you have
Account Value allocated to the particular Subaccount.  The Company will vote all shares it owns through the  Subaccount in the same  proportion as the shares for which it receives voting  instructions from Owners.  The Company votes shares in accordance with its current understanding of the federal securities laws. If the
Company later  determines that it may vote shares of the Underlying Funds in its own right, it may elect to do so.

     Unless  otherwise  required by  applicable  law,  the number of shares of a particular  Underlying Fund as to which you may give voting  instructions to the
Company is  determined  by  dividing  your  Account  Value in the  corresponding
Subaccount  on a  particular  date by the  net  asset  value  per  share  of the
Underlying  Fund as of the same  date.  Fractional  votes will be  counted.  The number of votes as to which voting  instructions may be given will be determined as of the date  established by the Underlying Fund for determining  shareholders eligible to vote at the meeting of the Underlying  Fund. If required by the SEC, the Company  reserves the right to  determine in a different  fashion the voting rights  attributable to the shares of the Underlying Funds.  Voting instructions may be cast in person or by proxy.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for investment,  or if the Company's  management believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be purchased in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional  Subaccounts of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance  with applicable law, the Company may transfer assets to the General  Account.  The Company also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered  and to make any change to the  provisions  of the  Contracts  to comply with,  or give Owners the benefit of, any  federal or state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.  In addition, upon 30 days notice to the holder of a Group Contract, the Company may make other changes to a Group Contract that will apply only to individuals who become  participants after the effective date of the change.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will
also  send  confirmations  upon  purchase  payments,   transfers,   loans,  loan
repayments,  and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis.  These  transactions  include  purchases made automatically  from  your  bank  account  or  pursuant  to  a  salary  reduction arrangement,  transfers  under the Dollar Cost Averaging and Asset  Reallocation
Options, systematic withdrawals and annuity payments.

     You will also receive an annual and semiannual report containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

TELEPHONE  TRANSFER  PRIVILEGES -- You may request a transfer of Contract  Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option by telephone if the Telephone  Transfer section of the application or the
proper  form  has  been   completed,   signed,   and  filed  at  the   Company's
Administrative  Office.  The Company has established  procedures to confirm that instructions  communicated  by telephone  are genuine and will not be liable for any losses due to fraudulent or unauthorized  instructions  provided it complies with its procedures. The Company's procedures require that any person requesting a  transfer  by  telephone  provide  the  account  number  and the  Owner's  tax identification number and such instructions must be received on a recorded line.
The Company reserves the right to deny any telephone  transfer  request.  If all telephone  lines are busy (which might occur,  for  example,  during  periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company, any of its affiliates,  nor any Underlying Fund, will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any telephone  requests;  provided that the Company effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has
passed upon legal matters in connection with the issue and sale of the Contracts described in this  Prospectus,  the  Company's  authority to issue the Contracts under Kansas law, and the  validity of the forms of the  Contracts  under Kansas law.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  the  yield  and effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

     Current  yield  for the  Money  Market  Subaccount  will be based on income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

     For the  remaining  Subaccounts,  quotations  of yield will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the deduction of the  administration  charge,  mortality and expense risk charge and contingent  deferred sales charge and may  simultaneously be shown for other periods.

     Quotations  of yield and  effective  yield do not reflect  deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contracts  were not available for purchase until June 8, 1984, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contracts that incorporate the performance of the Underlying Funds.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality  of the  Underlying  Fund in which the
Subaccount invests,  and the market conditions during the given time period, and should not be  considered  as a  representation  of what may be  achieved in the future.  For a  description  of the methods  used to  determine  yield and total return for the Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2002 and 2001,
and for each of the three years in the period ended  December 31, 2002,  and the financial  statements of the Variflex Separate Account at December 31, 2002, and
for each of the specified  periods  ended  December 31, 2002, or for portions of such  periods as  disclosed  in the  financial  statements,  are included in the
Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The contents of the Statement of Additional  Information  are set
forth below:

THE CONTRACT
   Valuation of Accumulation Units
   Computation of Variable Annuity Payments
   Illustration
   Variations in Charges
   Termination of Contract
   Group Contracts

PERFORMANCE INFORMATION

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX QUALIFIED
RETIREMENT PLANS
   Section 401
   Section 403(b)
   Section 408 and 408A
   Section 457

ASSIGNMENT

DISTRIBUTION OF THE CONTRACTS

SAFEKEEPING OF VARIFLEX ACCOUNT ASSETS

PERMISSIBLE ADVERTISING INFORMATION

STATE REGULATION EXPERTS

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
SECURITY BENEFIT LIFE INSURANCE COMPANY®
A Member of The Security Benefit Group of Companies(SM)
One Security Benefit Place, Topeka, Kansas 66636-0001

                                    VARIFLEX®
                           VARIABLE ANNUITY CONTRACTS

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2003
RELATING TO THE PROSPECTUS DATED MAY 1, 2003,
AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME
(785) 438-3112
(800) 888-2461

SECURITY BENEFIT LIFE INSURANCE COMPANY
A Member of The Security Benefit Group of Companies
One Security Benefit Place, Topeka, Kansas 66636-0001

                                    VARIFLEX
                           VARIABLE ANNUITY CONTRACTS

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                   May 1, 2003

This Statement of Additional  Information expands upon subjects discussed in the current  Prospectus for the Variflex Variable Annuity Contracts (the "Contract")
offered by Security  Benefit Life  Insurance  Company (the  "Company").  You may
obtain a copy of the Prospectus dated May 1, 2003, by calling 1-800-888-2461, or writing to Security Benefit Life Insurance Company,  One Security Benefit Place,
Topeka, Kansas 66636-0001. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ
ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                TABLE OF CONTENTS

THE CONTRACT

The  following  provides  additional   information  about  the  Contracts  which
supplements  the  description  in the Prospectus and which may be of interest to some Contractowners.

VALUATION OF ACCUMULATION  UNITS -- The Accumulation Unit value for a Subaccount on any day is equal to (a)  divided by (b),  where (a) is the net asset value of the Underlying Fund shares of the Subaccount less the mortality and expense risk charge and any deduction  for provision for federal  income taxes and (b) is the number of Accumulation Units of that Subaccount at the beginning of that day.

The value of a Contract on any Valuation Date during the Accumulation Period can be  determined  by  subtracting  (b)  from  (a),  where  (a)  is  determined  by multiplying  the total number of Accumulation  Units of each  Subaccount  within
Variflex  credited to the Contract by the applicable  Accumulation Unit value of each such Subaccount,  and (b) is any pro rata administration charge. During the
Accumulation  Period,  all cash dividends and other cash  distributions  made to each  Subaccount  will be reinvested in additional  shares of the  corresponding
Underlying Fund.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS --

DETERMINATION OF AMOUNT OF FIRST ANNUITY PAYMENT.  For Annuities under options 1 through 4, 9 and 10, the Contracts  specify tables  indicating the dollar amount of the first monthly payment under each optional form of Annuity for each $1,000 applied.  The total first monthly  annuity  payment is determined by multiplying the value of your Contract  (expressed in thousands of dollars) by the amount of the first monthly  payment per $1,000 of value,  in  accordance  with the tables specified  in your  Contract.  The value of your  Contract  for the  purpose  of establishing the first periodic payment under options 1, 2, 3, 4 or similar life contingent  payment  options  mutually  agreed  upon is equal to the  number  of
Accumulation Units applied to the option times the Accumulation Unit value as of the close of the Annuity  Commencement  Date (or for  Contracts  issued prior to
January  4,  1999,  as of the  end of  the  second  day  preceding  the  Annuity
Commencement   Date).   For  Annuities   under  these  options,   any  pro  rata
administration  charge is assessed prior to the first annuity payment under such option.  For Annuities  under options 5 through 8 or other mutually  agreed upon non-life  contingent  payment option, the value of your Contract for the purpose of the first and subsequent  periodic payments is based on the Accumulation Unit value as of the end of the day the annuity payment is made.

AMOUNT OF THE SECOND AND SUBSEQUENT  ANNUITY  PAYMENTS.  For Variable  Annuities
under  options 1 through 4, 9 and 10, the  amount of the first  monthly  annuity payment  determined as described above is divided by the applicable  value of an
Annuity  Unit (see  below) as of the close of the Annuity  Commencement  Date to determine the number of Annuity Units  represented  by the first  payment.  This number of Annuity Units remains fixed during the Annuity Period,  unless Annuity
Units are  transferred  among  Subaccounts.  The  dollar  amount of the  annuity payment is  determined by  multiplying  the fixed number of Annuity Units by the
Annuity Unit value for the day the payment is due.

ANNUITY  UNIT.  The value of an Annuity Unit  originally  was set at $1.00.  The value of an Annuity Unit for any subsequent day is determined by multiplying the value for the immediately preceding day by the product of (a) the Net Investment
Factor for the day for which the value is being  calculated and (b) .9999057540, the  interest  neutralization  factor (the factor  required  to  neutralize  the assumed  interest rate of 3 1/2% built into the annuity  rates  specified in the
Contract).  The  Net  Investment  Factor  of any  Subaccount  is  determined  by subtracting 0.00003307502, the mortality and expense risk charge, from the ratio of (a) to (b) where (a) is the  value of a share of the  Underlying  Fund at the end  of the  day  plus  the  value  of  any  dividends  or  other  distributions attributable  to such  share  during a day and minus any  applicable  income tax liabilities as determined by the Company, and (b) is the value of a share of the
Underlying Fund at the end of the previous day.

ILLUSTRATION  -- The Annuity Unit and the Annuity  payment may be illustrated by
the  following  hypothetical  example:   Assume  an  Annuitant  at  the  Annuity
Commencement Date has credited to his or her Contract 4,000  Accumulation  Units and that the value of an  Accumulation  Unit was $5.13,  producing a total value for the Contract of $20,520.  Any premium taxes due would reduce the total value of the  Contract  that could be applied  towards the Annuity;  however,  in this illustration  it is assumed no premium  taxes are  applicable.  Assume  also the
Annuitant elects an option for which the annuity table specified in the Contract indicates the first monthly  payment is $6.40 per $1,000 of value  applied;  the resulting first monthly payment would be 20.520 multiplied by $6.40 or $131.33.

Assume the Annuity Unit value for the day on which the first payment was due was
$1.0589108749. When this is divided into the first monthly payment the number of
Annuity Units  represented by that payment is  124.0236578101.  The value of the same number of Annuity Units will be paid in each subsequent month.

Assume  further the value of a Subaccount  share was $5.15 at the end of the day preceding the date of the second annuity  payment,  that it was $5.17 at the end of the due date of the second Annuity  payment and that there was no cash income during  such  second  day.  The Net  Investment  Factor for that  second day was
1.0038504201  ($5.17  divided by $5.15  minus  .00003307502).  Multiplying  this factor by 0.9999057540  to neutralize the assumed  interest rate (the 3 1/2% per annum built into the number of Annuity  Units as  determined  above)  produces a result of  1.0037558112.  The  Annuity  Unit value for the  valuation  period is therefore  1.0639727137  which is 1.0037558112 x $1.0599915854 (the value at the beginning of the day).

The current  monthly  payment is then  determined by  multiplying  the number of
Annuity  Units  by the  current  Annuity  Unit  value  or  124.0236578101  times
$1.0639727137 which produces a current monthly payment of $131.96.

VARIATIONS IN CHARGES -- The contingent  deferred sales charges or other charges or deductions may be reduced or waived for sales of Variflex Contracts where the expenses  associated  with the sale of the  Contract or the  administrative  and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase  payment,  the amounts of projected  purchase payments,  or that the Contract is sold in connection  with a group or sponsored arrangement.  The Company will only reduce or waive such charges where  expenses associated  with  the  sale  of  the  Contract  or  the  costs  associated  with administering and maintaining the Contract are reduced.

Directors,  officers and bona fide full-time  employees of Security Benefit Life
Insurance Company,  or its subsidiaries or SBL Fund; the spouses,  grandparents, parents,  children,  grandchildren and siblings of such directors,  officers and employees and their spouses; any trust, pension, profit-sharing or other benefit plan  established  by any of the foregoing  corporations  for persons  described above; and salespersons  (and their spouses and minor children) who are licensed with the Company to sell variable  annuities are permitted to purchase contracts with  substantial  reduction of the  contingent  deferred sales charges or other administrative charges or deductions.  Contracts so purchased are for investment purposes only and may not be resold except to the Company.  No sales  commission will be paid on such contracts.

TERMINATION OF CONTRACT -- The Company reserves the right to terminate any Group
Unallocated Contract under the following  circumstances:  (1) the Contract Value is less than $10,000 after the end of the first  Contract Year, or $20,000 after the end of the third Contract Year; (2) the Qualified Plan pursuant to which the
Contract is issued is terminated  for any reason or becomes  disqualified  under
Section 401 or 403 of the Internal Revenue Code; or (3) for any reason after the eighth  Contract  Year.  For Contracts  issued on or after January 4, 1999,  the
Company also reserves the right to terminate a Contract if Account Value is less than $2,000 at any time after the first  Contract  Year and prior to the Annuity
Commencement  Date.  For Contracts  issued prior to January 4, 1999, the Company
may  terminate  a  Contract  if  the  following   conditions  exist  during  the
Accumulation  Period: (1) no purchase payments have been received by the Company for the Contract for two full years;  (2) the combined  value of the Contract in the  Separate and Fixed  Accounts is less than $2,000;  and (3) the value of the
Contract  which is  allocated  to the Fixed  Account,  projected to the maturity date,  would produce  installments of less than $20 per month using  contractual guarantees.  Termination of a Contract may have adverse tax  consequences.  (See the Prospectus at "Full and Partial Withdrawals,"  "Distribution  Requirements,"
and "Federal Tax Matters.")

GROUP  CONTRACTS  -- In the case of Group  Allocated  Contract,  a master  group contract is issued to the employer or other organization, or to the trustee, who is the Contractowner.  The master group contract covers all Participants.  Where funds are  allocated  to a  Participant  Account,  each  participant  receives a certificate  which  summarizes  the  provisions of the master group contract and evidences  participation  in the Plan established by the  organization.  A Group
Unallocated  Contract is a contract between the  Contractowner and the insurance company and individual accounts are not established for Participants.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Variflex Separate Account may
appear in  advertisements,  sales  literature  or reports to  Contractowners  or prospective  purchasers.  Performance  information  in  advertisements  or sales literature  may be  expressed as yield and  effective  yield of the Money Market
Subaccount,  and yield,  average  annual  total  return and total  return of all
Subaccounts.  Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical  investment  (exclusive of capital changes and income other than  investment  income) over a particular  seven-day  period, less a hypothetical  charge reflecting  deductions from  Contractowner  accounts during  the period  (the  "base  period"),  and  stated as a  percentage  of the investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7,  with the resulting yield figure carried to at least the nearest  hundredth of 1%. "Effective yield"
for the Money Market  Subaccount  assumes that all dividends  received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the  calculation  of yield,  which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = ((Base Period Return + 1)^365/7) - 1

For the seven-day  period ended December 31, 2002, the yield of the Money Market
Subaccount was -0.10% and the effective yield of the Money Market Subaccount was
-0.10%.

Quotations of yield for the Subaccounts, other than the Money Market Subaccount, will be based on all  investment  income per  Accumulation  Unit earned during a particular  30-day  period,  less  expenses  accrued  during  the  period  ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                           YIELD = 2[(a-b + 1)^6 - 1]
                                      ---
                                      cd

where a = net  investment  income  earned during the period by the Series of the
          Fund attributable to shares owned by the Subaccount,

      b = expenses accrued for the period (net of any reimbursements),

      c = the average daily number of Accumulation  Units outstanding during the period that were entitled to receive dividends, and

      d = the maximum  offering price per  Accumulation  Unit on the last day of the period.

For the 30-day  period ended  December 31, 2002,  the yield for the  Diversified
Income  Subaccount was 4.67%. For the 30-day period ended December 31, 2002, the yield for the High Yield Subaccount was 7.50%.

Quotations  of average  annual total return for any  Subaccount  of the Separate
Account  will be  expressed in terms of the average  annual  compounded  rate of return of a hypothetical  investment in the Subaccount over certain periods that will  include  periods of 1, 5 and 10 years (up to the life of the  Subaccount), calculated pursuant to the following formula:

                                P(1 + T)^n = ERV

(where P = a  hypothetical  initial  payment of $1,000,  T = the average  annual total return, n = the number of years, and ERV = the ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the period).  Such total return figures reflect the deduction of the applicable contingent deferred sales charge  and other  recurring  Variflex  fees and  charges  on an  annual  basis, including  charges for mortality and expense risk and the annual  administration charge, although other quotations may be simultaneously given that do not assume a surrender  and do not take into account  deduction  of a  contingent  deferred sales charge or the annual administration charge.

For the 1-, 5- and 10-year  periods ended  December 31, 2002, the average annual total return for the Subaccounts was as follows:

================================================================================
AVERAGE ANNUAL RETURN
(With Contingent Deferred Sales Charge and Administration Charge)
--------------------------------------------------------------------------------
                                                1 YEAR     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Equity Subaccount                              (33.78)%    (9.16)%      3.55%
--------------------------------------------------------------------------------
Large Cap Value Subaccount                     (33.80)%   (11.09)%      0.74%
--------------------------------------------------------------------------------
Global Subaccount                              (32.50)%     1.18%       6.11%
--------------------------------------------------------------------------------
Diversified Income Subaccount                   (3.01)%     0.79%       1.97%
--------------------------------------------------------------------------------
Large Cap Growth Subaccount                    (36.51)%   (29.73)%(4)   ---
--------------------------------------------------------------------------------
Enhanced Index Subaccount                      (32.73)%   (15.59)%(3)   ---
--------------------------------------------------------------------------------
International Subaccount                       (30.57)%   (17.67)%(3)   ---
--------------------------------------------------------------------------------
Mid Cap Growth Subaccount                      (38.65)%     1.98%       5.99%
--------------------------------------------------------------------------------
Managed Asset Allocation Subaccount            (20.60)%    (2.65)%      2.56%(1)
--------------------------------------------------------------------------------
Equity Income Subaccount                       (24.07)%    (2.62)%      6.26%(1)
--------------------------------------------------------------------------------
High Yield Subaccount                          (11.50)%    (4.38)%(2)   ---
--------------------------------------------------------------------------------
Small Cap Value Subaccount                     (18.20)%     1.80%(4)    ---
--------------------------------------------------------------------------------
Social Awareness Subaccount                    (31.79)%    (6.35)%      2.84%
--------------------------------------------------------------------------------
Technology Subaccount                          (46.07)%   (44.16)%(4)   ---
--------------------------------------------------------------------------------
Mid Cap Value Subaccount                       (24.68)%     6.68%(2)    ---
--------------------------------------------------------------------------------
Main Street Growth and Income® Subaccount      (29.39)%   (20.88)%(4)   ---
--------------------------------------------------------------------------------
Small Cap Growth Subaccount                    (36.04)%    (6.54)%(2)   ---
--------------------------------------------------------------------------------
Select 25 Subaccount                           (36.07)%   (15.13)%(3)   ---
--------------------------------------------------------------------------------
1  From June 1, 1995 (Subaccount date of inception) to December 31, 2002.
2  From January 4, 1999 (Subaccount date of inception) to December 31, 2002.
3  From May 3, 1999 (Subaccount date of inception) to December 31, 2002.
4  From May 1, 2000 (Subaccount date of inception) to December 31, 2002.
================================================================================

================================================================================
AVERAGE ANNUAL RETURN
(Without Contingent Deferred Sales Charge and Administration Charge)
--------------------------------------------------------------------------------
                                              1 YEAR     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Equity Subaccount                            (25.02)%    (5.62)%       5.47%
Large Cap Value Subaccount                   (25.04)%    (7.20)%       2.98%
Global Subaccount                            (23.63)%     4.06%        7.97%
Diversified Income Subaccount                  7.99%      4.47%        4.75%
Large Cap Growth Subaccount                  (27.99)%   (24.28)%(6)    ---
Enhanced Index Subaccount                    (23.88)%   (11.21)%(5)    ---
International Subaccount                     (21.53)%   (13.26)%(5)    ---
Mid Cap Growth Subaccount                    (30.31)%     4.73%        8.03%
Managed Asset Allocation Subaccount          (10.69)%     0.79%        4.97%(1)
Equity Income Subaccount                     (14.47)%     0.93%        8.31%(1)
High Yield Subaccount                         (0.80)%     0.84%        3.39%(2)
Small Cap Value Subaccount                    (8.09)%     6.47%(6)     ---
Social Awareness Subaccount                  (22.86)%    (3.04)%       4.92%
Technology Subaccount                        (38.38)%   (37.85)%(6)    ---
Mid Cap Value Subaccount                     (15.13)%    10.77%(3)    14.51%
Main Street Growth and Income® Subaccount    (20.25)%   (15.70)%(6)    ---
Small Cap Growth Subaccount                  (27.48)%    (1.02)%      (1.84)%(4)
Select 25 Subaccount                         (27.51)%   (10.87)%(5)    ---
--------------------------------------------------------------------------------
1  From June 1, 1995 (Subaccount date of inception) to December 31, 2002.
2  From August 5, 1996  (underlying  Series date of  inception)  to December 31,
   2002.
3  From May 1, 1997 (underlying Series date of inception) to December 31, 2002.
4  From October 15, 1997  (underlying  Series date of inception) to December 31,
   2002.
5  From May 3, 1999 (Subaccount date of inception) to December 31, 2002.
6  From May 1, 2000 (Subaccount date of inception) to December 31, 2002.
================================================================================

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  contract  and the  separate  account  (on an annual  basis)  except  the administration charge and the applicable contingent deferred sales charge.

Although Variflex  Contracts were not available for purchase until June 8, 1984, the underlying  investment vehicle for many of the Variflex subaccounts has been in existence since May 26, 1977.  Performance  information for Variflex may also include  quotations of average annual total return and total return for periods, beginning  prior to the  availability  of the  Contract,  that  incorporate  the performance of the Underlying Funds. Any quotation of performance that pre-dates the date of inception of the Variflex Separate Account (or a Subaccount  thereof as applicable) will be accompanied by average annual total return reflecting the deduction of the applicable  contingent deferred sales charge and other Variflex fees and charges since the date of inception of the Subaccount.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  investment in the Subaccount  during the particular time period on which the calculations are based.  Performance  information should be considered in light of the investment objectives and policies,  characteristics and quality of the  portfolio  of the  series  of the Fund in which  the  Subaccount  of the
Separate  Account  invests,  and the  market  conditions  during  the given time period, and should not be considered as a representation of what may be achieved in the future.

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION 401 -- The applicable  annual limits on purchase payments for a Contract used in connection with a retirement plan that is qualified under Section 401 of the Internal Revenue Code depend upon the type of plan. Total purchase  payments on behalf of a participant to all defined  contribution  plans  maintained by an employer are limited  under Section  415(c) of the Internal  Revenue Code to the lesser of (a) $40,000,  or (b) 100% of the  participant's  annual  compensation.
Salary reduction contributions to a cash-or-deferred  (401(k)) arrangement under a profit  sharing plan are subject to  additional  annual  limits under  Section
402(g).  Contributions  to  a  defined  benefit  pension  plan  are  actuarially determined based upon the amount of benefits the participants will receive under the plan formula. The maximum annual benefit any individual may receive under an employer's  defined benefit plan is limited under Section 415(b) of the Internal
Revenue Code.  Rollover  contributions are not subject to the annual limitations described above.

SECTION  403(B) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections  402(g)
and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a  403(b)  annuity  and any  401(k)  arrangement  equal to the applicable dollar amount shown in the table below:

                    =======================================
                         TAX YEAR           DEFERRED AMOUNT
                    ---------------------------------------
                           2003                 $12,000
                           2004                 $13,000
                           2005                 $14,000
                    2006 and thereafter         $15,000
                    =======================================

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch-up  contributions can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

                    =======================================
                                               ADDITIONAL
                         TAX YEAR           CATCH-UP AMOUNT
                    ---------------------------------------
                           2003                 $2,000
                           2004                 $3,000
                           2005                 $4,000
                    2006 and thereafter         $5,000
                    =======================================

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given year.  Generally,  the
Section  415(c)  limit  is the  lesser  of (i)  $40,000,  or  (ii)  100%  of the employee's annual compensation.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth  individual  retirement annuity  (IRA) that is  described in Section 408 or Section 408A of the Internal
Revenue Code are subject to the limits on  contributions  to IRA's under Section
219(b)  of the  Internal  Revenue  Code.  Under  Section  219(b)  of  the  Code,
contributions  (other than rollover  contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2003-2004          $3,000
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

If an individual is age 50 or over, the individual may make an additional  catch up  contribution to a traditional IRA of $500 during the tax years of 2003-2005, or $1,000 for the 2006 tax year or any tax year thereafter.

Spousal IRAs allow an Owner and his or her spouse to each  contribute  up to the applicable  dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is at least equal to the combined  contributions.  The maximum amount the higher  compensated spouse may contribute for the year is the lesser of the  applicable  dollar  amount as shown in the table above or 100% of that  spouse's  compensation.  The  maximum  the lower  compensated  spouse  may contribute  is the lesser of (i) the  applicable  dollar  amount as shown in the table above or (ii) 100% of that spouse's  compensation plus the amount by which the  higher  compensated  spouse's  compensation  exceeds  the amount the higher compensated  spouse  contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the
Owner and his or her  spouse  for the year and  whether  either  are an  "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 25% of the compensation  of the participant in the Plan, or (b) $40,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

SECTION  457 --  Contributions  on behalf of an  employee  to a Section 457 plan generally are limited to the lesser of (i) the applicable amount as set forth in the table below or (ii) 100% of the employee's includable compensation.

                    =======================================
                         TAX YEAR           DEFERRED AMOUNT
                    ---------------------------------------
                           2003                 $12,000
                           2004                 $13,000
                           2005                 $14,000
                    2006 and thereafter         $15,000
                    =======================================

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years beginning after the 2006 tax year.

If the employee  participates  in more than one Section 457 plan, the applicable dollar limit applies to contributions  to all such programs.  Beginning in 2002, the  applicable  dollar  limit is no longer  reduced by the amount of any salary reduction  contribution  the  employee  makes to a 403(b)  annuity,  an IRA or a retirement  plan  qualified  under  Section  401.  The  Section 457 limit may be increased  during the last three years ending before the employee reaches his or her normal  retirement  age.  In each of these last  three  years,  the plan may permit a special  "catch-up"  amount in  addition  to the  regular  amount to be
deferred.   Alternatively,  if  an  individual  is  age  50  or  over,  catch-up contributions  can be made to a 457 plan  during  the tax years and at the rates set forth in the table below:

                    =======================================
                                               ADDITIONAL
                         TAX YEAR           CATCH-UP AMOUNT
                    ---------------------------------------
                           2003                 $2,000
                           2004                 $3,000
                           2005                 $4,000
                    2006 and thereafter         $5,000
                    =======================================

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year.

ASSIGNMENT

Variflex  Contracts may be assigned by the  Contractowner  except when issued to plans or trusts  qualified  under  Section  401,  403,  408,  408A or 457 of the
Internal Revenue Code.

DISTRIBUTION OF THE CONTRACTS

Security  Distributors,  Inc. ("SDI") is Principal  Underwriter of the Contract.
SDI is registered as a broker/dealer with the Securities and Exchange Commission
("SEC")  under  the  Securities  Exchange  Act of 1934  and is a  member  of the
National Association of Securities Dealers, Inc. ("NASD").

Subject to  arrangements  with the Company,  the Contract is sold by independent broker/dealers  who are  members  of the NASD and who  become  licensed  to sell variable annuities for the Company, and by certain financial  institutions.  SDI acts as principal  underwriter on behalf of the Company for the  distribution of the Contract.  SDI is not compensated under its Distribution  Agreement with the
Company.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the aggregate 6% of purchase payments.

The offering of the Contracts is continuous. During the years ended December 31,
2002, 2001 and 2000, the Company received contingent deferred sales charges from
Variflex as follows: $1,534,912, $1,632,304 and $3,177,633, respectively.

SAFEKEEPING OF VARIFLEX ACCOUNT ASSETS

All assets of Variflex are held in the custody and  safekeeping  of the Company.
Additional  protection  for such  assets is  offered  by the  Company's  blanket fidelity  bond  presently  covering all officers  and  employees  for a total of
$10,000,000 per loss.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor
communications   ("advertisements")  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics;  (7) the general biography or work experience of the portfolio manager of a Subaccount  including  information about awards received by the portfolio  manager,  mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on television or radio programs,  or  presentations  at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology  underlying stock selection or a Subaccount's  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccount's  results  with  those of a group  of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute),  may be used to illustrate  investment  attributes  to a Subaccount or the general  economic, business,  investment,  or financial environment in which a Subaccount operates;
(e) various  financial,  economic  and market  statistics  developed by brokers, dealers and other  persons may be used to illustrate  aspects of a  Subaccount's performance;  (f) the sectors or industries in which a Subaccount invests may be compared to relevant indexes or surveys (e.g., S&P Industry Surveys) in order to evaluate the  Subaccount's  historic  performance or current or potential  value with respect to the particular  industry or sector;  (g) a hypothetical or model portfolio or (h) other subaccounts or variable  annuities.  The Separate Account may also discuss and compare in advertising the relative  performance of various types of investment instruments  including,  but not limited to, certificates of deposit,  ordinary interest savings  accounts,  other forms of fixed or variable time deposits,  qualified  retirement plans, stocks,  Treasury  securities,  and bonds,  over various time periods and covering  various  holding  periods.  Such comparisons may compare these investment  categories to each other or to changes in the Consumer Price Index. In addition, the Separate Account may quote various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
the  Company  and  of  the  investor   services   provided  by  the  Company  to
contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and products offered by the Security Funds(SM),  Security Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

STATE REGULATION

As a life  insurance  company  organized  under the laws of Kansas,  the Company
(including  Variflex) is subject to regulation by the  Commissioner of Insurance of  the  State  of  Kansas.  An  annual  statement  is  filed  with  the  Kansas
Commissioner of Insurance on or before March 1 each year covering the operations of the Company for the prior year and its financial  condition on December 31 of that year. The Company is subject to a complete  examination of its  operations, including  an  examination  of the  liabilities  and reserves of the Company and
Variflex,  by the Kansas  Commissioner of Insurance whenever such examination is deemed necessary by the Commissioner.  Such regulation and examination does not, however,  involve any  supervision  of the  investment  policies  applicable  to
Variflex.

In addition,  the Company is subject to insurance  laws and  regulations  of the other jurisdictions in which it is or may become licensed to operate. Generally, the insurance  department of any such other jurisdiction applies the laws of the state of domicile in determining permissible investments.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended  December  31, 2002,  and the  financial  statements  of the
Variflex  Separate  Account at December 31, 2002,  and for each of the specified periods ended December 31, 2002, or for portions of such periods as disclosed in the financial statements,  included in this Statement of Additional  Information have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their reports thereon appearing  elsewhere herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended  December  31, 2002,  and the  financial  statements  of the
Variflex  Separate  Account at December 31, 2002,  and for each of the specified periods ended December 31, 2002, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be considered only as bearing on the ability of the Company to meet its  obligations  under the Contracts.  They should not be considered as bearing  on the  investment  performance  of the  assets  held  in the  Separate
Account.

                                    Variflex
                              Financial Statements
                          Year Ended December 31, 2002

                                    CONTENTS

                                                                            PAGE

Report of Independent Auditors............................................   11

Audited Financial Statements

                         Report of Independent Auditors

The Contract Owners of Variflex and
The Board of Directors of Security Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the respective  subaccounts of Variflex,  a separate account of Security Benefit
Life Insurance Company comprised of the Equity,  Large Cap Value,  Money Market,
Global, Diversified Income, Large Cap Growth, Enhanced Index, International, Mid
Cap Growth,  Global  Strategic  Income,  Capital  Growth,  Global Total  Return,
Managed Asset Allocation,  Equity Income,  High Yield,  Small Cap Value,  Social
Awareness,  Technology,  Mid Cap Value, Main Street Growth and Income, Small Cap
Growth,  and Select 25  Subaccounts,  as of December 31,  2002,  and the related statements of  operations  for the year then ended and changes in net assets for each of the two years in the period  then  ended,  except  for those  individual subaccounts operating for portions of such periods as disclosed in the financial statements.  These financial statements are the responsibility of the management of Security Benefit Life Insurance Company.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2002, by correspondence  with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all  material  respects,  the  financial  position  of  each  of the  respective subaccounts  of  Variflex  at  December  31,  2002,  and the  results  of  their operations and the changes in their net assets for the periods  described above, in  conformity  with  accounting  principles  generally  accepted  in the United
States.

                                                           /s/ Ernst & Young LLP

Kansas City, Missouri
January 31, 2003

                                    Variflex
                      Statements of Assets and Liabilities
                                December 31, 2002
                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                                        LARGE CAP      MONEY                   DIVERSIFIED
                             EQUITY       VALUE        MARKET       GLOBAL       INCOME
                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                           ---------------------------------------------------------------
Assets:
  Mutual funds, at value     $420,515     $321,391     $58,549      $247,891     $118,960
                           ---------------------------------------------------------------
Total assets............      420,515      321,391      58,549       247,891      118,960
                           ---------------------------------------------------------------
Net assets..............     $420,515     $321,391     $58,549      $247,891     $118,960
                           ===============================================================

Net assets:
  Accumulation assets...     $419,520     $320,395     $58,335      $247,452     $118,569
  Annuity assets........          995          996         214           439          391
                           ---------------------------------------------------------------
Net assets..............     $420,515     $321,391     $58,549      $247,891     $118,960
                           ===============================================================

Units outstanding:
  Variflex Qualified....    8,049,737    6,523,725   1,862,163    10,952,407    3,034,445
  Variflex Nonqualified.    1,599,778    1,496,012     815,217     2,361,539    1,020,681
  Variflex ES...........        1,838        2,084          46           465          499

Unit value:
  Variflex Qualified....       $43.58       $40.08      $21.87        $18.62       $29.34
  Variflex Nonqualified.       $43.56       $40.04      $21.87        $18.62       $29.31
  Variflex ES...........       $15.48       $12.96      $13.07        $17.27       $15.57

Mutual funds, at cost...     $677,900     $581,902     $59,356      $343,953     $112,866
Mutual fund shares......   24,986,015   23,221,875   4,953,418    50,901,627   10,055,784

                                    Variflex
                Statements of Assets and Liabilities (continued)
                                December 31, 2002
                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                                                                                   MANAGED
                           LARGE CAP     ENHANCED                     MID CAP       ASSET
                             GROWTH       INDEX      INTERNATIONAL     GROWTH     ALLOCATION
                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                           -----------------------------------------------------------------
Assets:
  Mutual funds, at value     $15,451      $15,122         $6,489       $235,157     $38,464
                           -----------------------------------------------------------------
Total assets............      15,451       15,122          6,489        235,157      38,464
                           -----------------------------------------------------------------
Net assets..............     $15,451      $15,122         $6,489       $235,157     $38,464
                           =================================================================

Net assets:
  Accumulation assets...     $15,445      $15,122         $6,489       $234,831     $38,388
  Annuity assets........           6          ---            ---            326          76
                           -----------------------------------------------------------------
Net assets..............     $15,451      $15,122         $6,489       $235,157     $38,464
                           =================================================================

Units outstanding:
  Variflex Qualified....   2,577,297    2,027,920        820,754      7,056,421   2,079,806
  Variflex Nonqualified.     668,351      311,638        270,964      1,680,234     580,684
  Variflex ES...........         292          325            244            206       1,405

Unit value:
  Variflex Qualified....       $4.76        $6.47          $5.94         $26.92      $14.45
  Variflex Nonqualified.       $4.76        $6.47          $5.94         $26.90      $14.45
  Variflex ES...........       $4.79        $6.51          $5.99         $21.03      $14.66

Mutual funds, at cost...     $18,187      $21,599         $9,692       $356,271     $46,466
Mutual fund shares......   3,140,442    2,308,722      1,048,231     14,651,541   3,259,658

                                    Variflex
                Statements of Assets and Liabilities (continued)
                                December 31, 2002
                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                             EQUITY                  SMALL CAP      SOCIAL
                             INCOME     HIGH YIELD     VALUE      AWARENESS    TECHNOLOGY
                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                           --------------------------------------------------------------
Assets:
  Mutual funds, at value    $103,904      $15,391      $33,474      $86,341       $8,260
                           --------------------------------------------------------------
Total assets............     103,904       15,391       33,474       86,341        8,260
                           --------------------------------------------------------------
Net assets..............    $103,904      $15,391      $33,474      $86,341       $8,260
                           ==============================================================

Net assets:
  Accumulation assets...    $103,749      $15,391      $33,474      $86,076       $8,260
  Annuity assets........         155          ---          ---          265          ---
                           --------------------------------------------------------------
Net assets..............    $103,904      $15,391      $33,474      $86,341       $8,260
                           ==============================================================

Units outstanding:
  Variflex Qualified....   4,697,895      910,927    2,232,909    3,554,387    2,527,390
  Variflex Nonqualified.     972,240      332,234      600,051      878,080      412,421
  Variflex ES...........       1,464           88          118        3,040          ---

Unit value:
  Variflex Qualified....      $18.32       $12.38       $11.82       $19.47        $2.81
  Variflex Nonqualified.      $18.32       $12.38       $11.82       $19.47        $2.81
  Variflex ES...........      $18.58       $12.54       $11.88       $15.55        $ ---

Mutual funds, at cost...    $124,292      $15,978      $38,009     $121,400      $13,846
Mutual fund shares......   7,889,410    1,203,388    2,978,136    4,911,311    2,848,165

                                    Variflex
                Statements of Assets and Liabilities (continued)
                                December 31, 2002
                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                                              MAIN STREET      SMALL CAP
                           MID CAP VALUE   GROWTH AND INCOME     GROWTH     SELECT 25
                            SUBACCOUNT        SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
                           -----------------------------------------------------------
Assets:
  Mutual funds, at value       $86,666           $17,294         $31,359      $21,562
                           -----------------------------------------------------------
Total assets............        86,666            17,294          31,359       21,562
                           -----------------------------------------------------------
Net assets..............       $86,666           $17,294         $31,359      $21,562
                           ===========================================================

Net assets:
  Accumulation assets...       $86,666           $17,275         $31,359      $21,562
  Annuity assets........           ---                19             ---          ---
                           -----------------------------------------------------------
Net assets..............       $86,666           $17,294         $31,359      $21,562
                           ===========================================================

Units outstanding:
  Variflex Qualified....     3,331,497         2,280,534       2,939,063    2,751,794
  Variflex Nonqualified.       658,746           445,396         511,397      532,878
  Variflex ES...........         1,740               125           1,153        1,838

Unit value:
  Variflex Qualified....        $21.71             $6.34           $9.08        $6.56
  Variflex Nonqualified.        $21.71             $6.34           $9.08        $6.56
  Variflex ES...........        $21.96             $6.38           $9.18        $6.61

Mutual funds, at cost...      $100,123           $22,071         $55,358      $32,117
Mutual fund shares......     4,639,508         2,656,568       3,371,981    3,143,167

SEE ACCOMPANYING NOTES.

                                    Variflex
                            Statements of Operations
                          Year Ended December 31, 2002
                                 (IN THOUSANDS)

                                                  LARGE CAP
                                       EQUITY       VALUE      MONEY MARKET     GLOBAL
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                     ---------------------------------------------------
Net investment income (loss):
  Dividend income.................   $   4,098    $   7,427      $ 3,087      $    356
  Expenses:
    Mortality and expense risk fee      (6,488)      (5,020)        (870)       (3,774)
                                     ---------------------------------------------------
Net investment income (loss)......      (2,390)       2,407        2,217        (3,418)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions.....         ---          ---          ---           ---
  Realized gain (loss) on
    sales of fund shares..........     (50,366)     (46,948)        (728)      (14,760)
  Change in unrealized
    appreciation/depreciation on
    investments during the year...     (98,935)     (73,118)      (1,519)      (61,535)
                                     ---------------------------------------------------
Net realized and unrealized
  gain (loss) on investments......    (149,301)    (120,066)      (2,247)      (76,295)
                                     ---------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations   $(151,691)   $(117,659)     $   (30)     $(79,713)
                                     ===================================================

                                     DIVERSIFIED   LARGE CAP     ENHANCED
                                       INCOME        GROWTH       INDEX      INTERNATIONAL
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                     -----------------------------------------------------
Net investment income (loss):
  Dividend income.................     $ 4,606      $   ---      $   223       $    22
  Expenses:
    Mortality and expense risk fee      (1,252)        (120)        (198)          (82)
                                     -----------------------------------------------------
Net investment income (loss)......       3,354         (120)          25           (60)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions.....         ---          ---          ---           ---
  Realized gain (loss) on
    sales of fund shares..........         568       (1,379)      (1,873)         (841)
  Change in unrealized
    appreciation/depreciation on
    investments during the year...       3,695       (1,631)      (2,811)         (796)
                                     -----------------------------------------------------
Net realized and unrealized
  gain (loss) on investments......       4,263       (3,010)      (4,684)       (1,637)
                                     -----------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations     $ 7,617      $(3,130)     $(4,659)      $(1,697)
                                     =====================================================

                                    Variflex
                      Statements of Operations (continued)
                          Year Ended December 31, 2002
                                 (IN THOUSANDS)

                                                    GLOBAL                      GLOBAL
                                      MID CAP      STRATEGIC      CAPITAL        TOTAL
                                       GROWTH       INCOME        GROWTH        RETURN
                                     SUBACCOUNT   SUBACCOUNT*   SUBACCOUNT*   SUBACCOUNT*
                                     ----------------------------------------------------
Net investment income (loss):
  Dividend income.................   $     ---      $ 878        $   ---       $   ---
  Expenses:
    Mortality and expense risk fee      (3,773)       (79)           (71)         (134)
                                     ----------------------------------------------------
Net investment income (loss)......      (3,773)       799            (71)         (134)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions.....      19,751        ---            ---           ---
  Realized gain (loss) on
    sales of fund shares..........     (20,908)      (648)        (4,677)       (6,562)
  Change in unrealized
    appreciation/depreciation on
    investments during the year...    (106,951)      (269)         2,150         4,599
                                     ----------------------------------------------------
Net realized and unrealized
  gain (loss) on investments......    (108,108)      (917)        (2,527)       (1,963)
                                     ----------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations   $(111,881)     $(118)       $(2,598)      $(2,097)
                                     ====================================================

                                     MANAGED ASSET     EQUITY                  SMALL CAP
                                      ALLOCATION       INCOME     HIGH YIELD     VALUE
                                      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                     ----------------------------------------------------
Net investment income (loss):
  Dividend income.................     $ 1,783       $  2,976       $ 902       $   ---
  Expenses:
    Mortality and expense risk fee        (522)        (1,380)       (135)         (530)
                                     ----------------------------------------------------
Net investment income (loss)......       1,261          1,596         767          (530)
Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions.....         ---          2,789         ---         1,928
  Realized gain (loss) on
    sales of fund shares..........      (1,698)        (3,190)       (633)       (1,197)
  Change in unrealized
    appreciation/depreciation on
    investments during the year...      (4,473)       (19,205)         72        (6,070)
                                     ----------------------------------------------------
Net realized and unrealized
  gain (loss) on investments......      (6,171)       (19,606)       (561)       (5,339)
                                     ----------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations     $(4,910)      $(18,010)      $ 206       $(5,869)
                                     ====================================================

*THIS ACTIVITY IS FOR THE PERIOD FROM JANUARY 1, 2002 TO AUGUST 27, 2002.

                                    Variflex
                      Statements of Operations (continued)
                          Year Ended December 31, 2002
                                 (IN THOUSANDS)

                                     SOCIAL AWARENESS     TECHNOLOGY     MID CAP VALUE
                                        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                     -------------------------------------------------
Net investment income (loss):
  Dividend income.................      $    538           $   ---         $    824
  Expenses:
    Mortality and expense risk fee        (1,312)              (95)          (1,218)
                                     -------------------------------------------------
Net investment income (loss)......          (774)              (95)            (394)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions.....           ---               ---            6,662
  Realized gain (loss) on
    sales of fund shares..........        (6,090)           (2,208)          (2,542)
  Change in unrealized
    appreciation/depreciation on
    investments during the year...       (21,082)           (1,842)         (22,889)
                                     -------------------------------------------------
Net realized and unrealized
  gain (loss) on investments......       (27,172)           (4,050)         (18,769)
                                     -------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations      $(27,946)          $(4,145)        $(19,163)
                                     =================================================

                                        MAIN STREET        SMALL CAP
                                     GROWTH AND INCOME       GROWTH       SELECT 25
                                        SUBACCOUNT         SUBACCOUNT     SUBACCOUNT
                                     -----------------------------------------------
Net investment income (loss):
  Dividend income.................       $    77           $    ---        $   ---
  Expenses:
    Mortality and expense risk fee          (218)              (476)          (309)
                                     -----------------------------------------------
Net investment income (loss)......          (141)              (476)          (309)

Net realized and unrealized
  gain (loss) on investments:
  Capital gains distributions.....           ---                ---            ---
  Realized gain (loss) on
    sales of fund shares..........        (1,071)            (9,356)        (2,920)
  Change in unrealized
    appreciation/depreciation on
    investments during the year...        (2,975)            (3,395)        (5,182)
                                     -----------------------------------------------
Net realized and unrealized
  gain (loss) on investments......        (4,046)           (12,751)        (8,102)
                                     -----------------------------------------------
Net increase (decrease) in net
  assets resulting from operations       $(4,187)          $(13,227)       $(8,411)
                                     ===============================================

SEE ACCOMPANYING NOTES.

                                    Variflex
                       Statements of Changes in Net Assets
                     Years Ended December 31, 2002 and 2001
                                 (IN THOUSANDS)

                                               EQUITY                  LARGE CAP VALUE
                                             SUBACCOUNT                  SUBACCOUNT
                                          2002         2001           2002         2001
                                       ---------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)....   $  (2,390)   $  (7,457)     $   2,407    $      (3)
    Capital gains distributions.....         ---       84,932            ---          ---
    Realized gain (loss)
      on investments................     (50,366)     (69,614)       (46,948)     (72,782)
    Change in unrealized
      appreciation/depreciation on
      investments during the year...     (98,935)    (110,314)       (73,118)      31,284
                                       ---------------------------------------------------
  Net increase (decrease) in
    net assets from operations......    (151,691)    (102,453)      (117,659)     (41,501)

  From contractholder transactions:
    Variable annuity deposits.......      44,313       60,624         25,085       32,407
    Administrative fees.............        (735)        (850)          (467)        (845)
    Terminations and withdrawals....     (65,563)     (90,156)       (53,816)     (76,800)
    Annuity payments................        (385)      (1,550)          (220)        (669)
    Transfers between subaccounts...     (40,654)     (38,370)       (23,050)     (27,501)
    Transfers between subaccounts
      due to mergers................         ---          ---            ---          ---
    Mortality adjustment............         (16)          13             (2)           5
                                       ---------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions.....     (63,040)     (70,289)       (52,470)     (73,403)
                                       ---------------------------------------------------
Net increase (decrease)
  in net assets.....................    (214,731)    (172,742)      (170,129)    (114,904)
Net assets at beginning of year.....     635,246      807,988        491,520      606,424
                                       ---------------------------------------------------
Net assets at end of year...........   $ 420,515    $ 635,246      $ 321,391    $ 491,520
                                       ===================================================

                                           MONEY MARKET                  GLOBAL
                                            SUBACCOUNT                 SUBACCOUNT
                                         2002        2001           2002         2001
                                       -------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)....   $  2,217    $  3,400      $  (3,418)   $  (5,076)
    Capital gains distributions.....        ---         ---            ---       65,819
    Realized gain (loss)
      on investments................       (728)       (171)       (14,760)     (20,125)
    Change in unrealized
      appreciation/depreciation on
      investments during the year...     (1,519)     (1,588)       (61,535)    (104,888)
                                       -------------------------------------------------
  Net increase (decrease) in
    net assets from operations......        (30)      1,641        (79,713)     (64,270)

  From contractholder transactions:
    Variable annuity deposits.......     10,159      13,066         22,345       29,398
    Administrative fees.............       (177)       (191)          (391)        (185)
    Terminations and withdrawals....    (22,384)    (24,473)       (41,303)     (44,964)
    Annuity payments................        (22)       (146)           (54)        (263)
    Transfers between subaccounts...     (4,681)     12,558        (21,216)     (34,845)
    Transfers between subaccounts
      due to mergers................        ---         ---         14,643          ---
    Mortality adjustment............          1           1             (2)           1
                                       -------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions.....    (17,104)        815        (25,978)     (50,858)
                                       -------------------------------------------------
Net increase (decrease)
  in net assets.....................    (17,134)      2,456       (105,691)    (115,128)
Net assets at beginning of year.....     75,683      73,227        353,582      468,710
                                       -------------------------------------------------
Net assets at end of year...........   $ 58,549    $ 75,683      $ 247,891    $ 353,582
                                       =================================================

                                    Variflex
                 Statements of Changes in Net Assets (continued)
                     Years Ended December 31, 2002 and 2001
                                 (IN THOUSANDS)

                                        DIVERSIFIED INCOME        LARGE CAP GROWTH
                                            SUBACCOUNT               SUBACCOUNT
                                         2002        2001          2002       2001
                                       ---------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)....   $  3,354    $  4,466      $  (120)   $   (70)
    Capital gains distributions.....        ---         ---          ---        ---
    Realized gain (loss)
      on investments................        568        (862)      (1,379)    (1,088)
    Change in unrealized
      appreciation/depreciation on
      investments during the year...      3,695       1,188       (1,631)        77
                                       ---------------------------------------------
  Net increase (decrease) in
    net assets from operations......      7,617       4,792       (3,130)    (1,081)

  From contractholder transactions:
    Variable annuity deposits.......      8,929       6,785        2,171      1,427
    Administrative fees.............       (139)       (212)         (21)       (10)
    Terminations and withdrawals....    (17,582)    (14,990)      (1,333)      (387)
    Annuity payments................       (155)       (261)          (1)        (2)
    Transfers between subaccounts...     29,890       7,304        3,711      1,360
    Transfers between subaccounts
      due to mergers................        ---         ---        7,229        ---
    Mortality adjustment............        ---          (4)         ---        ---
                                       ---------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions.....     20,943      (1,378)      11,756      2,388
                                       ---------------------------------------------
Net increase (decrease)
  in net assets.....................     28,560       3,414        8,626      1,307
Net assets at beginning of year.....     90,400      86,986        6,825      5,518
                                       ---------------------------------------------
Net assets at end of year...........   $118,960    $ 90,400      $15,451    $ 6,825
                                       =============================================

                                         ENHANCED INDEX           INTERNATIONAL
                                           SUBACCOUNT              SUBACCOUNT
                                         2002       2001         2002       2001
                                       -------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)....   $    25    $  (153)     $   (60)   $   (85)
    Capital gains distributions.....       ---        ---          ---        ---
    Realized gain (loss)
      on investments................    (1,873)    (1,198)        (841)      (661)
    Change in unrealized
      appreciation/depreciation on
      investments during the year...    (2,811)    (1,816)        (796)    (1,339)
                                       -------------------------------------------
  Net increase (decrease) in
    net assets from operations......    (4,659)    (3,167)      (1,697)    (2,085)

  From contractholder transactions:
    Variable annuity deposits.......     2,270      2,401          920      1,026
    Administrative fees.............       (23)       (27)         (10)        (3)
    Terminations and withdrawals....    (2,042)    (2,452)        (738)      (550)
    Annuity payments................       ---        ---          ---        ---
    Transfers between subaccounts...       644         99        1,107      1,131
    Transfers between subaccounts
      due to mergers................       ---        ---          ---        ---
    Mortality adjustment............       ---        ---          ---        ---
                                       -------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions.....       849         21        1,279      1,604
                                       -------------------------------------------
Net increase (decrease)
  in net assets.....................    (3,810)    (3,146)        (418)      (481)
Net assets at beginning of year.....    18,932     22,078        6,907      7,388
                                       -------------------------------------------
Net assets at end of year...........   $15,122    $18,932      $ 6,489    $ 6,907
                                       ===========================================

                                    Variflex
                 Statements of Changes in Net Assets (continued)
                     Years Ended December 31, 2002 and 2001
                                 (IN THOUSANDS)

                                           MID CAP GROWTH           GLOBAL STRATEGIC
                                             SUBACCOUNT             INCOME SUBACCOUNT
                                          2002         2001          2002*      2001
                                       -----------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)....   $  (3,773)   $  (5,243)     $    799    $  464
    Capital gains distributions.....      19,751       61,813           ---       ---
    Realized gain (loss)
      on investments................     (20,908)     (16,622)         (648)      (56)
    Change in unrealized
      appreciation/depreciation on
      investments during the year...    (106,951)    (118,088)         (269)      (97)
                                       -----------------------------------------------
  Net increase (decrease) in
    net assets from operations......    (111,881)     (78,140)         (118)      311

  From contractholder transactions:
    Variable annuity deposits.......      27,556       36,051           780       829
    Administrative fees.............        (389)        (263)           (7)      (17)
    Terminations and withdrawals....     (34,364)     (45,151)         (848)     (819)
    Annuity payments................        (166)        (451)          ---       ---
    Transfers between subaccounts...     (25,728)     (26,590)        1,342     3,158
    Transfers between subaccounts
      due to mergers................         ---          ---       (10,691)      ---
    Mortality adjustment............         (13)           1           ---       ---
                                       -----------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions.....     (33,104)     (36,403)       (9,424)    3,151
                                       -----------------------------------------------
Net increase (decrease)
  in net assets.....................    (144,985)    (114,543)       (9,542)    3,462
Net assets at beginning of year.....     380,142      494,685         9,542     6,080
                                       -----------------------------------------------
Net assets at end of year...........   $ 235,157    $ 380,142      $    ---    $9,542
                                       ===============================================

                                          CAPITAL GROWTH            GLOBAL TOTAL
                                            SUBACCOUNT           RETURN SUBACCOUNT
                                         2002*       2001         2002*       2001
                                       ---------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)....   $    (71)   $  (127)     $   (134)   $   427
    Capital gains distributions.....        ---         49           ---        ---
    Realized gain (loss)
      on investments................     (4,677)    (2,148)       (6,562)    (1,760)
    Change in unrealized
      appreciation/depreciation on
      investments during the year...      2,150       (170)        4,599     (1,762)
                                       ---------------------------------------------
  Net increase (decrease) in
    net assets from operations......     (2,598)    (2,396)       (2,097)    (3,095)

  From contractholder transactions:
    Variable annuity deposits.......      1,128      1,550           849      1,651
    Administrative fees.............         (7)       (13)          (15)       (28)
    Terminations and withdrawals....     (1,124)      (914)       (1,057)    (1,736)
    Annuity payments................        ---        ---           (15)       (10)
    Transfers between subaccounts...       (274)     1,877          (121)    (2,278)
    Transfers between subaccounts
      due to mergers................     (7,229)       ---       (14,643)       ---
    Mortality adjustment............        ---        ---            (1)         2
                                       ---------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions.....     (7,506)     2,500       (15,002)    (2,399)
                                       ---------------------------------------------
Net increase (decrease)
  in net assets.....................    (10,104)       104       (17,099)    (5,494)
Net assets at beginning of year.....     10,104     10,000        17,099     22,593
                                       ---------------------------------------------
Net assets at end of year...........   $    ---    $10,104      $    ---    $17,099
                                       =============================================

*THIS ACTIVITY IS FOR THE PERIOD FROM JANUARY 1, 2002 TO AUGUST 27, 2002.

                                    Variflex
                 Statements of Changes in Net Assets (continued)
                     Years Ended December 31, 2002 and 2001
                                 (IN THOUSANDS)

                                          MANAGED ASSET            EQUITY INCOME
                                       ALLOCATION ACCOUNT           SUBACCOUNT
                                         2002       2001         2002        2001
                                       ---------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)....   $ 1,261    $   686      $  1,596    $    377
    Capital gains distributions.....       ---      3,528         2,789       9,719
    Realized gain (loss)
      on investments................    (1,698)    (1,511)       (3,190)     (3,645)
    Change in unrealized
      appreciation/depreciation on
      investments during the year...    (4,473)    (5,575)      (19,205)     (6,466)
                                       ---------------------------------------------
  Net increase (decrease) in
    net assets from operations......    (4,910)    (2,872)      (18,010)        (15)

  From contractholder transactions:
    Variable annuity deposits.......     4,795      4,668        12,656      10,852
    Administrative fees.............       (63)      (115)         (166)       (271)
    Terminations and withdrawals....    (5,228)    (5,095)      (14,241)    (14,999)
    Annuity payments................       (20)      (134)          (45)       (107)
    Transfers between subaccounts...    (3,346)     4,400         6,789      12,489
    Transfers between subaccounts
      due to mergers................       ---        ---           ---         ---
    Mortality adjustment............       ---        ---           ---           5
                                       ---------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions.....   (3,862)     3,724         4,993       7,969
                                       ---------------------------------------------
Net increase (decrease)
  in net assets.....................    (8,772)       852       (13,017)      7,954
Net assets at beginning of year.....    47,236     46,384       116,921     108,967
                                       ---------------------------------------------
Net assets at end of year...........   $38,464    $47,236      $103,904    $116,921
                                       =============================================

                                           HIGH YIELD            SMALL CAP VALUE
                                           SUBACCOUNT              SUBACCOUNT
                                         2002       2001         2002       2001
                                       -------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)....   $   767    $   609      $  (530)   $  (286)
    Capital gains distributions.....       ---        ---        1,928        700
    Realized gain (loss)
      on investments................      (633)      (277)      (1,197)       494
    Change in unrealized
      appreciation/depreciation on
      investments during the year...        72       (278)      (6,070)     1,361
                                       -------------------------------------------
  Net increase (decrease) in
    net assets from operations......       206         54       (5,869)     2,269

  From contractholder transactions:
    Variable annuity deposits.......     1,124        617        5,822      4,609
    Administrative fees.............       (19)       (18)         (44)       (10)
    Terminations and withdrawals....    (2,127)    (1,882)      (5,135)    (2,128)
    Annuity payments................       ---        ---          ---        ---
    Transfers between subaccounts...    (2,999)     6,065        3,140     28,125
    Transfers between subaccounts
      due to mergers................    10,691        ---          ---        ---
    Mortality adjustment............       ---        ---          ---        ---
                                       -------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions.....     6,670      4,782        3,783     30,596
                                       -------------------------------------------
Net increase (decrease)
  in net assets.....................     6,876      4,836       (2,086)    32,865
Net assets at beginning of year.....     8,515      3,679       35,560      2,695
                                       -------------------------------------------
Net assets at end of year...........   $15,391    $ 8,515      $33,474    $35,560
                                       ===========================================

                                    Variflex
                 Statements of Changes in Net Assets (continued)
                     Years Ended December 31, 2002 and 2001
                                 (IN THOUSANDS)

                                         SOCIAL AWARENESS            TECHNOLOGY
                                            SUBACCOUNT               SUBACCOUNT
                                          2002        2001         2002       2001
                                       ---------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)....   $   (774)   $ (1,800)     $   (95)   $  (118)
    Capital gains distributions.....        ---       8,554          ---        ---
    Realized gain (loss)
      on investments................     (6,090)     (6,110)      (2,208)    (4,283)
    Change in unrealized
      appreciation/depreciation on
      investments during the year...    (21,082)    (23,785)      (1,842)       807
                                       ---------------------------------------------
  Net increase (decrease) in
    net assets from operations......    (27,946)    (23,141)      (4,145)    (3,594)

  From contractholder transactions:
    Variable annuity deposits.......     10,503      14,665        2,212      2,283
    Administrative fees.............       (151)       (132)         (14)        (6)
    Terminations and withdrawals....    (11,125)    (15,475)        (621)      (672)
    Annuity payments................        (15)       (177)         ---        ---
    Transfers between subaccounts...    (10,139)    (12,983)         225      3,296
    Transfers between subaccounts
      due to mergers................        ---         ---          ---        ---
    Mortality adjustment............          6          (1)         ---        ---
                                       ---------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions.....    (10,921)    (14,103)       1,802      4,901
                                       ---------------------------------------------
Net increase (decrease)
  in net assets.....................    (38,867)    (37,244)      (2,343)     1,307
Net assets at beginning of year.....    125,208     162,452       10,603      9,296
                                       ---------------------------------------------
Net assets at end of year...........   $ 86,341    $125,208      $ 8,260    $10,603
                                       =============================================

                                          MID CAP VALUE          MAIN STREET GROWTH
                                            SUBACCOUNT          AND INCOME SUBACCOUNT
                                          2002       2001          2002       2001
                                       ------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)....   $   (394)   $  (791)      $  (141)   $  (156)
    Capital gains distributions.....      6,662      3,122           ---        ---
    Realized gain (loss)
      on investments................     (2,542)     3,293        (1,071)      (599)
    Change in unrealized
      appreciation/depreciation on
      investments during the year...    (22,889)     1,007        (2,975)      (822)
                                       ------------------------------------------------
  Net increase (decrease) in
    net assets from operations......    (19,163)     6,631        (4,187)    (1,577)

  From contractholder transactions:
    Variable annuity deposits.......     13,030     12,263         3,278      2,990
    Administrative fees.............       (128)       (66)          (25)       (36)
    Terminations and withdrawals....    (12,102)    (7,247)       (1,835)    (1,166)
    Annuity payments................        ---        ---            (2)       ---
    Transfers between subaccounts...      8,676     23,822         2,250      5,995
    Transfers between subaccounts
      due to mergers................        ---        ---           ---        ---
    Mortality adjustment............        ---        ---           ---        ---
                                       ------------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions.....      9,476     28,772         3,666      7,783
                                       ------------------------------------------------
Net increase (decrease)
  in net assets.....................     (9,687)    35,403          (521)     6,206
Net assets at beginning of year.....     96,353     60,950        17,815     11,609
                                       ------------------------------------------------
Net assets at end of year...........   $ 86,666    $96,353       $17,294    $17,815
                                       ================================================

                                    Variflex
                 Statements of Changes in Net Assets (continued)
                     Years Ended December 31, 2002 and 2001
                                 (IN THOUSANDS)

                                         SMALL CAP GROWTH             SELECT 25
                                            SUBACCOUNT                SUBACCOUNT
                                          2002        2001          2002       2001
                                       ----------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)....   $   (476)   $   (625)     $   (309)   $  (417)
    Capital gains distributions.....        ---         ---           ---        ---
    Realized gain (loss)
      on investments................     (9,356)    (17,430)       (2,920)    (3,957)
    Change in unrealized
      appreciation/depreciation on
      investments during the year...     (3,395)     (4,375)       (5,182)      (742)
                                       ----------------------------------------------
  Net increase (decrease) in
    net assets from operations......    (13,227)    (22,430)       (8,411)    (5,116)

  From contractholder transactions:
    Variable annuity deposits.......      5,656       8,089         3,499      4,248
    Administrative fees.............        (53)        (24)          (40)       (48)
    Terminations and withdrawals....     (4,271)     (5,251)       (3,159)    (4,038)
    Annuity payments................        ---         ---           ---        ---
    Transfers between subaccounts...     (7,122)    (11,449)       (2,663)    (4,734)
    Transfers between subaccounts
      due to mergers................        ---         ---           ---        ---
    Mortality adjustment............        ---         ---           ---        ---
                                       ----------------------------------------------
  Net increase (decrease)
    in net assets from
    contractholder transactions.....     (5,790)     (8,635)       (2,363)    (4,572)
                                       ----------------------------------------------
Net increase (decrease)
  in net assets.....................    (19,017)    (31,065)      (10,774)    (9,688)
Net assets at beginning of year.....     50,376      81,441        32,336     42,024
                                       ----------------------------------------------
Net assets at end of year...........   $ 31,359    $ 50,376      $ 21,562    $32,336
                                       ==============================================

SEE ACCOMPANYING NOTES.

                                    Variflex
                          Notes to Financial Statements
                                December 31, 2002

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION  -- Variflex  (the  Account) is a separate  account of Security
    Benefit Life Insurance  Company  (SBL).  The Account is registered as a unit investment  trust  under the  Investment  Company  Act of 1940,  as amended.
    Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise  available to the public.  As directed by the owners,  amounts deposited may be invested in a designated series of the SBL Fund as follows:

    ================================================================================
    SUBACCOUNT                       SERIES OF THE SBL FUND
    --------------------------------------------------------------------------------
    Equity........................   Series A (Equity Series)
    Large Cap Value...............   Series B (Large Cap Value Series)
    Money Market..................   Series C (Money Market Series)
    Global........................   Series D (Global Series)
    Diversified Income............   Series E (Diversified Income Series)
    Large Cap Growth..............   Series G (Large Cap Growth Series)
    Enhanced Index................   Series H (Enhanced Index Series)
    International.................   Series I (International Series)
    Mid Cap Growth................   Series J (Mid Cap Growth Series)
    Managed Asset Allocation......   Series N (Managed Asset Allocation Series)
    Equity Income.................   Series O (Equity Income Series)
    High Yield....................   Series P (High Yield Series)
    Small Cap Value...............   Series Q (Small Cap Value Series)
    Social Awareness..............   Series S (Social Awareness Series)
    Technology....................   Series T (Technology Series)
    Mid Cap Value.................   Series V (Mid Cap Value Series)
    Main Street Growth and Income.   Series W (Main Street Growth and Income Series)
    Small Cap Growth..............   Series X (Small Cap Growth Series)
    Select 25.....................   Series Y (Select 25 Series)
    ================================================================================

    During 2002, the Global  Strategic  Income  Series,  the Global Total Return
    Series,  and the  Capital  Growth  Series  were  merged  into the High Yield
    Series, the Global Series, and the Large Cap Growth Series, respectively.

    Pursuant to a plan of  reorganization  approved by SBL Fund Global Strategic
    Income Series shareholders,  SBL Fund High Yield Series acquired all the net assets of SBL Fund Global Strategic Income Series, which totaled $10,690,531 on the  closing  date of the  reorganization,  August 27,  2002.  A total of
    1,195,809  shares  were  exchanged  from SBL Fund  Global  Strategic  Income
    Series.  In  exchange  for the assets of SBL Fund  Global  Strategic  Income
    Series  827,441  shares  of SBL  Fund  High  Yield  Series  were  issued  to shareholders of record immediately after the closing date.

    Pursuant  to a plan of  reorganization  approved  by SBL Fund  Global  Total
    Return  Series  shareholders,  SBL Fund Global  Series  acquired all the net assets of SBL Fund Global Total Return Series,  which totaled $14,642,773 on the  closing  date of the  reorganization,  August  27,  2002.  A  total  of
    1,879,688 shares were exchanged from SBL Fund Global Total Return Series. In exchange  for the assets of SBL Fund Global Total  Return  Series  2,768,010 shares of SBL Fund  Global  Series  were  issued to  shareholders  of record immediately after the closing date.

    Pursuant to a plan of  reorganization  approved by SBL Fund  Capital  Growth
    Series  shareholders,  SBL Fund Large Cap Growth Series acquired all the net assets of SBL Fund Capital  Growth Series,  which totaled  $7,228,665 on the closing  date of the  reorganization,  August 27, 2002. A total of 1,387,460 shares were exchanged  from SBL Fund Capital Growth Series.  In exchange for the assets of SBL Fund Capital  Growth Series  1,382,154  shares of SBL Fund
    Large Cap Growth Series were issued to  shareholders  of record  immediately after the closing date.

    Under  applicable  insurance law, the assets and  liabilities of the Account are  clearly  identified  and  distinguished  from  SBL's  other  assets and liabilities.  The portion of the Account's assets applicable to the variable annuity  contracts is not  chargeable  with  liabilities  arising out of any other business SBL may conduct.

    Under the terms of the investment advisory contracts,  investment portfolios of the underlying mutual funds are managed by Security  Management  Company,
    LLC (SMC), a limited  liability company  controlled by its members,  SBL and
    Security Benefit Group, Inc., a wholly-owned subsidiary of SBL.

    SMC has engaged The Dreyfus Corporation to provide subadvisory  services for the Large Cap Value  Series;  T. Rowe  Price  Associates,  Inc.  to  provide subadvisory  services for the Managed Asset Allocation Series and the Equity
    Income  Series;  Strong  Capital  Management,  Inc.  to provide  subadvisory services for the Small Cap Value  Series,  RS  Investment  Management  LP to
    provide   subadvisory   services   for  the   Small   Cap   Growth   Series;
    OppenheimerFunds, Inc. to provide subadvisory services for the Global Series and Main Street Growth and Income Series;  Banker's Trust Company to provide subadvisory  services for the Enhanced  Index Series;  Templeton  Investment
    Counsel, LLC to provide subadvisory  services for the International  Series;
    and Wellington  Management Company,  LLP (Wellington  Management) to provide subadvisory services for the Technology Series.

    The Account receives  deposits from two types of variable annuity  contracts issued by SBL. Variflex Variable Annuity (Variflex) and Variflex ES Variable
    Annuity (Variflex ES).

    INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the statement of assets and  liabilities at market value (net asset value of the underlying  mutual fund).  Investment  transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of investments sold.

    The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2002 were as follows:

      ===================================================================
                                                    COST OF     PROCEEDS
      SUBACCOUNT                                   PURCHASES   FROM SALES
      -------------------------------------------------------------------
                                                      (IN THOUSANDS)
      Equity....................................   $107,844     $172,913
      Large Cap Value...........................     65,391      115,177
      Money Market..............................    103,546      118,514
      Global....................................     71,455      100,565
      Diversified Income........................     60,462       36,127
      Large Cap Growth..........................     18,420        6,784
      Enhanced Index............................      6,550        5,679
      International.............................      3,982        2,763
      Mid Cap Growth............................     95,183      112,081
      Global Strategic Income...................      6,567       15,183
      Capital Growth............................      2,687       10,264
      Global Total Return.......................      1,779       16,916
      Managed Asset Allocation..................     12,596       15,193
      Equity Income.............................     44,916       35,519
      High Yield................................     22,649       15,213
      Small Cap Value...........................     38,407       33,226
      Social Awareness..........................     19,491       30,993
      Technology................................      7,145        5,438
      Mid Cap Value.............................     54,674       38,889
      Main Street Growth and Income.............     10,358        6,833
      Small Cap Growth..........................     14,314       20,580
      Select 25.................................      7,053        9,717
      ===================================================================

    ANNUITY  RESERVES -- Annuity  reserves relate to contracts that have matured and are in the payout  stage.  Such  reserves  are  computed on the basis of published  mortality  tables using assumed  interest rates that will provide reserves as prescribed by law. In cases where the payout option  selected is
    life  contingent,   SBL  periodically   recalculates  the  required  annuity
    reserves,  and any resulting adjustment is either charged or credited to SBL and not to the Account.

    REINVESTMENT OF DIVIDENDS -- Dividend and capital gains  distributions  paid by the mutual fund to the Account are  reinvested  in  additional  shares of each respective fund.  Dividend income and capital gains  distributions  are recorded as income on the ex-dividend date.

    FEDERAL  INCOME TAXES -- The  operations  of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal  Revenue Code (IRC).  Under the current provisions of the IRC, SBL does not expect to incur federal  income taxes on the earnings of the Account to the extent the  earnings  are credited  under contracts.  Based on this, no charge is being made  currently to the Account for federal income taxes.  SBL will review  periodically  the status of this policy  in the  event of  changes  in the tax law.  A charge  may be made in future years for any federal income taxes that would be  attributable to the contracts.

    USE OF ESTIMATES -- The  preparation  of financial  statements in conformity with accounting  principles generally accepted in the United States requires management  to make  estimates  and  assumptions  that  affect  the  amounts reported in the financial  statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    SBL deducts an administrative fee of $30 per year for each Variflex contract and $15 per year for each Variflex ES contract, except for certain contracts based on a minimum  account  value and the period of time the  contract  has been in force.  Mortality and expense  risks assumed by SBL are  compensated for by a fee  equivalent to an annual rate of 1.2% of the net asset value of each  Variflex  contract and 1.0% of the net asset value of each Variflex ES contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

    When  applicable,  an amount for state premium taxes is deducted as provided by  pertinent  state law either  from  purchase  payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

    The changes in units  outstanding  for the years ended December 31, 2002 and
    2001 were as follows:

    ======================================================================================
                                        2002                             2001
                           ------------------------------   ------------------------------
                                                  NET                              NET
                           UNITS    UNITS       INCREASE    UNITS     UNITS      INCREASE
    SUBACCOUNT             ISSUED   REDEEMED   (DECREASE)   ISSUED   REDEEMED   (DECREASE)
    --------------------------------------------------------------------------------------
                                                   (IN THOUSANDS)
    Equity..............   3,903    (5,189)     (1,286)     2,292    (3,526)     (1,234)
    Large Cap Value.....   1,924    (3,101)     (1,177)     1,294    (2,672)     (1,378)
    Money Market........   6,457    (7,241)       (784)     6,589    (6,549)         40
    Global..............   5,172    (6,374)     (1,202)     2,307    (4,459)     (2,152)
    Diversified Income..   2,902    (2,196)        706      1,433    (1,492)        (59)
    Large Cap Growth....   4,308    (2,094)      2,214        897      (563)        334
    Enhanced Index......   1,352    (1,240)        112        652      (659)         (7)
    International.......     737      (557)        180        414      (231)        183
    Mid Cap Growth......   4,356    (5,471)     (1,115)     2,611    (3,532)       (921)
    Global Strategic
      Income............     535    (1,208)       (673)       505      (283)        222
    Capital Growth......     888    (2,389)     (1,501)     1,282    (1,034)        248
    Global Total Return.     280    (1,709)     (1,429)       254      (445)       (191)
    Managed Asset
      Allocation........     980    (1,238)       (258)     1,100      (869)        231
    Equity Income.......   3,112    (2,901)        211      2,194    (1,826)        368
    High Yield..........   2,081    (1,520)        561      1,319      (941)        378
    Small Cap Value.....   4,038    (3,971)         67      4,065    (1,551)      2,514
    Social Awareness....   1,285    (1,810)       (525)       936    (1,505)       (569)
    Technology..........   2,536    (1,923)        613      2,350    (1,552)        798
    Mid Cap Value.......   3,432    (3,208)        224      2,850    (1,699)      1,151
    Main Street Growth
      and Income........   2,258    (1,770)        488      1,484      (543)        941
    Small Cap Growth....   2,358    (2,930)       (572)     1,859    (2,471)       (612)
    Select 25...........   1,811    (2,096)       (285)     1,173    (1,734)       (561)
    ======================================================================================

4.  UNIT VALUES

    A summary of units  outstanding,  unit values,  net assets,  expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2002, were as follows:

=========================================================================================
SUBACCOUNT                                   2002                2001                2000
-----------------------------------------------------------------------------------------
EQUITY
Units........................           9,651,353          10,937,857          12,171,505
Unit value...................       $15.48-$43.58       $20.60-$58.11       $23.47-$66.39
Net assets (000s)............            $420,515            $635,246            $807,988
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....               0.78%               0.20%               0.03%
Total return***..............   (25.01)%-(24.85)%    (12.23)%-(9.61)%    (16.54)%-(1.76)%
-----------------------------------------------------------------------------------------
LARGE CAP VALUE
Units........................           8,021,821           9,199,582          10,577,818
Unit value...................       $12.96-$40.08       $17.26-$53.47       $18.54-$57.34
Net assets (000s)............            $321,391            $491,520            $606,424
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....               1.83%               1.25%               2.74%
Total return***..............   (25.06)%-(24.91)%     (6.90)%-(5.58)%     (9.00)%-(8.99)%
-----------------------------------------------------------------------------------------
MONEY MARKET
Units........................           2,677,426           3,462,183           3,422,403
Unit value...................       $13.07-$21.87       $13.05-$21.87       $21.35-$21.40
Net assets (000s)............             $58,549             $75,683             $73,227
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....               4.60%               5.80%               0.42%
Total return***..............         0.00%-0.15%         2.44%-2.76%         4.76%-5.00%
-----------------------------------------------------------------------------------------
GLOBAL
Units........................          13,314,411          14,517,191          16,668,822
Unit value...................       $17.27-$18.62       $22.57-$24.38       $25.98-$28.12
Net assets (000s)............            $247,891            $353,582            $468,710
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....               0.12%                ---%                ---%
Total return***..............   (23.63)%-(23.48)%   (13.13)%-(11.31)%         0.0%-38.56%
-----------------------------------------------------------------------------------------
DIVERSIFIED INCOME
Units........................           4,055,625           3,349,740           3,389,180
Unit value...................       $15.57-$29.34       $14.39-$27.17       $13.53-$25.84
Net assets (000s)............            $118,960             $90,400             $86,986
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....               4.40%               6.30%               0.66%
Total return***..............         7.96%-8.20%         5.15%-6.36%        8.03%-19.31%
-----------------------------------------------------------------------------------------
LARGE CAP GROWTH****
Units........................           3,245,940           1,032,178             698,124
Unit value...................         $4.76-$4.79         $6.61-$6.64               $7.91
Net assets (000s)............             $15,451              $6,825              $5,518
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%-1.2%         1.00%/1.20%
Investment income ratio**....                ---%                ---%                ---%
Total return***..............   (27.99)%-(27.86)%   (16.27)%-(12.10)%            (24.80)%
-----------------------------------------------------------------------------------------
ENHANCED INDEX*****
Units........................           2,339,883           2,228,338           2,235,345
Unit value...................         $6.47-$6.51         $8.50-$8.54         $9.63-$9.88
Net assets (000s)............             $15,122             $18,932             $22,078
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....               1.31%               0.43%                ---%
Total return***..............   (23.88)%-(23.77)%   (11.55)%-(11.32)%   (13.73)%-(13.71)%
-----------------------------------------------------------------------------------------
INTERNATIONAL*****
Units........................           1,091,962             912,040             728,341
Unit value...................         $5.94-$5.99         $7.57-$7.61       $10.08-$10.15
Net assets (000s)............              $6,489              $6,907              $7,388
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....               0.33%                ---%                ---%
Total return***..............   (21.53)%-(21.29)%   (24.95)%-(24.90)%   (21.86)%-(21.46)%
-----------------------------------------------------------------------------------------
MID CAP GROWTH
Units........................           8,736,861           9,852,042          10,773,159
Unit value...................       $21.03-$26.92       $30.12-$38.63       $35.75-$45.92
Net assets (000s)............            $235,157            $380,142            $494,685
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....                ---%                ---%                ---%
Total return***..............   (30.35)%-(30.18)%   (15.75)%-(11.42)%        9.52%-15.58%
-----------------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION
Units........................           2,661,895           2,920,433           2,689,481
Unit value...................       $14.45-$14.66       $16.18-$16.38       $17.03-$17.44
Net assets (000s)............             $37,464             $47,236             $46,384
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....               4.16%               2.68%               0.23%
Total return***..............   (10.69)%-(10.50)%     (6.08)%-(4.99)%       (3.40)%-9.14%
-----------------------------------------------------------------------------------------
EQUITY INCOME
Units........................           5,671,599           5,461,226           5,093,159
Unit value...................       $18.32-$18.58       $21.41-$21.68       $21.27-$21.61
Net assets (000s)............            $103,904            $116,921            $108,967
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....               2.70%               1.62%               0.19%
Total return***..............   (14.47)%-(14.30)%         0.32%-0.71%       10.89%-10.90%
-----------------------------------------------------------------------------------------
HIGH YIELD
Units........................           1,243,249             682,572             304,385
Unit value...................       $12.38-$12.54       $12.48-$12.61              $12.09
Net assets (000s)............             $15,391              $8,515              $3,679
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....               7.55%              11.63%               8.23%
Total return***..............     (0.80)%-(0.56)%         2.97%-5.61%             (2.49)%
-----------------------------------------------------------------------------------------
SMALL CAP VALUE****
Units........................           2,833,078           2,766,776             253,165
Unit value...................       $11.82-$11.88       $12.86-$12.90              $10.65
Net assets (000s)............             $33,474             $35,560              $2,695
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....                ---%                ---%                ---%
Total return***..............     (8.09)%-(7.91)%       20.90%-22.94%               4.60%
-----------------------------------------------------------------------------------------
SOCIAL AWARENESS
Units........................           4,435,507           4,960,695           5,530,314
Unit value...................       $15.55-$19.47       $20.12-$25.24       $23.38-$29.38
Net assets (000s)............             $86,341            $125,208            $162,452
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....               0.51%                ---%                ---%
Total return***..............   (22.86)%-(22.71)%   (13.94)%-(11.43)%    (16.57)%-(4.18)%
-----------------------------------------------------------------------------------------
TECHNOLOGY****
Units........................           2,939,811           2,327,037           1,529,663
Unit value...................         $2.81-$2.81         $4.56-$4.57               $6.08
Net assets (000s)............              $8,260             $10,603              $9,296
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....                ---%                ---%                ---%
Total return***..............   (38.38)%-(38.38)%   (24.96)%-(17.39)%            (44.80)%
-----------------------------------------------------------------------------------------
MID CAP VALUE
Units........................           3,991,983           3,768,160           2,617,544
Unit value...................       $21.71-$21.96       $25.58-$25.82       $22.75-$23.47
Net assets (000s)............             $86,666             $96,353             $60,950
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....               0.90%               0.29%                ---%
Total return***..............   (15.13)%-(14.95)%       10.01%-12.44%       29.11%-57.31%
-----------------------------------------------------------------------------------------
MAIN STREET GROWTH
  AND INCOME****
Units........................           2,726,055           2,238,999           1,297,768
Unit value...................         $6.34-$6.38         $7.95-$7.98               $8.95
Net assets (000s)............             $17,294             $17,815             $11,609
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....               0.44%               0.15%               0.13%
Total return***..............   (20.25)%-(20.05)%    (10.94)%-(8.30)%            (13.30)%
-----------------------------------------------------------------------------------------
SMALL CAP GROWTH
Units........................           3,451,613           4,024,442           4,636,263
Unit value...................         $9.08-$9.18       $12.52-$12.62       $16.14-$17.66
Net assets (000s)............             $31,359             $50,376             $81,441
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....                ---%                ---%                ---%
Total return***..............   (27.48)%-(27.26)%   (28.54)%-(22.43)%    (17.15)%-(9.71)%
-----------------------------------------------------------------------------------------
SELECT 25*****
Units........................           3,286,510           3,572,380           4,133,375
Unit value...................         $6.56-$6.61         $9.05-$9.10        $9.78-$10.17
Net assets (000s)............             $21,562             $32,336             $42,024
Ratio of expenses
  to net assets*.............          1.00%/1.2%          1.00%/1.2%          1.00%/1.2%
Investment income ratio**....                ---%                ---%                ---%
Total return***..............   (27.51)%-(27.36)%     (9.36)%-(7.46)%   (20.29)%-(14.48)%
=========================================================================================

================================================================
SUBACCOUNT                                  1999            1998
----------------------------------------------------------------
EQUITY
Units........................         14,667,004      14,710,720
Unit value...................      $23.89-$77.05   $25.40-$72.10
Net assets (000s)............         $1,129,971      $1,060,662
Ratio of expenses
  to net assets*.............         1.00%/1.2%      1.00%/1.2%
Investment income ratio**....              0.76%           0.50%
Total return***..............      (5.94)%-6.84%   23.12%-23.90%
----------------------------------------------------------------
LARGE CAP VALUE
Units........................         15,199,689      17,438,378
Unit value...................      $19.10-$62.24   $19.85-$61.86
Net assets (000s)............           $945,778      $1,078,658
Ratio of expenses
  to net assets*.............         1.00%/1.2%      1.00%/1.2%
Investment income ratio**....              2.21%           1.71%
Total return***..............      (3.78)%-0.61%    6.25%-14.00%
----------------------------------------------------------------
MONEY MARKET
Units........................          5,226,187       4,404,290
Unit value...................      $20.38-$20.41   $19.71-$19.72
Net assets (000s)............           $106,676         $86,834
Ratio of expenses
  to net assets*.............         1.00%/1.2%      1.00%/1.2%
Investment income ratio**....              6.99%           5.65%
Total return***..............        3.40%-3.55%     3.85%-3.90%
----------------------------------------------------------------
GLOBAL
Units........................         16,165,939      16,612,792
Unit value...................      $18.75-$27.49   $16.66-$18.11
Net assets (000s)............           $444,462        $300,829
Ratio of expenses
  to net assets*.............         1.00%/1.2%      1.00%/1.2%
Investment income ratio**....               ---%           1.33%
Total return***..............      12.55%-51.79%   17.91%-18.68%
----------------------------------------------------------------
DIVERSIFIED INCOME
Units........................          4,223,756       4,771,351
Unit value...................      $11.34-$23.92   $13.25-$25.16
Net assets (000s)............           $101,050        $120,032
Ratio of expenses
  to net assets*.............         1.00%/1.2%      1.00%/1.2%
Investment income ratio**....             12.11%           5.89%
Total return***..............   (14.42)%-(4.93)%     1.38%-6.71%
----------------------------------------------------------------
LARGE CAP GROWTH****
Units........................                ---             ---
Unit value...................               $---            $---
Net assets (000s)............               $---            $---
Ratio of expenses
  to net assets*.............               ---%            ---%
Investment income ratio**....               ---%            ---%
Total return***..............               ---%            ---%
----------------------------------------------------------------
ENHANCED INDEX*****
Units........................            713,124             ---
Unit value...................             $11.14            $---
Net assets (000s)............             $7,944            $---
Ratio of expenses
  to net assets*.............         1.00%/1.2%            ---%
Investment income ratio**....              0.68%            ---%
Total return***..............             11.40%            ---%
----------------------------------------------------------------
INTERNATIONAL*****
Units........................            123,049             ---
Unit value...................             $12.89            $---
Net assets (000s)............             $1,587            $---
Ratio of expenses
  to net assets*.............         1.00%/1.2%            ---%
Investment income ratio**....               ---%            ---%
Total return***..............             29.00%            ---%
----------------------------------------------------------------
MID CAP GROWTH
Units........................          8,928,986       8,998,960
Unit value...................      $39.81-$39.83   $24.89-$24.91
Net assets (000s)............           $355,565        $224,096
Ratio of expenses
  to net assets*.............         1.00%/1.2%      1.00%/1.2%
Investment income ratio**....               ---%           0.58%
Total return***..............      59.90%-59.94%   16.53%-16.57%
----------------------------------------------------------------
MANAGED ASSET ALLOCATION
Units........................          3,047,370       2,717,229
Unit value...................      $15.98-$17.63   $16.26-$16.36
Net assets (000s)............            $53,716         $44,175
Ratio of expenses
  to net assets*.............         1.00%/1.2%      1.00%/1.2%
Investment income ratio**....              3.73%           1.25%
Total return***..............      (2.32)%-8.43%   13.45%-17.06%
----------------------------------------------------------------
EQUITY INCOME
Units........................          6,891,180       6,816,281
Unit value...................      $17.54-$19.19   $18.83-$18.95
Net assets (000s)............           $132,200        $128,372
Ratio of expenses
  to net assets*.............         1.00%/1.2%      1.00%/1.2%
Investment income ratio**....              3.30%           1.36%
Total return***..............      (7.44)%-1.91%    7.66%-15.48%
----------------------------------------------------------------
HIGH YIELD
Units........................            184,920             ---
Unit value...................             $12.43            $---
Net assets (000s)............             $2,298            $---
Ratio of expenses
  to net assets*.............         1.00%/1.2%            ---%
Investment income ratio**....             15.49%            ---%
Total return***..............              0.08%            ---%
----------------------------------------------------------------
SMALL CAP VALUE****
Units........................                ---             ---
Unit value...................               $---            $---
Net assets (000s)............               $---            $---
Ratio of expenses
  to net assets*.............               ---%            ---%
Investment income ratio**....               ---%            ---%
Total return***..............               ---%            ---%
----------------------------------------------------------------
SOCIAL AWARENESS
Units........................          5,508,136       4,210,060
Unit value...................      $24.40-$34.17   $23.37-$29.51
Net assets (000s)............           $188,153        $124,218
Ratio of expenses
  to net assets*.............         1.00%/1.2%      1.00%/1.2%
Investment income ratio**....              0.55%         (0.21)%
Total return***..............       4.41%-15.08%   28.76%-29.84%
----------------------------------------------------------------
TECHNOLOGY****
Units........................                ---             ---
Unit value...................               $---            $---
Net assets (000s)............               $---            $---
Ratio of expenses
  to net assets*.............               ---%            ---%
Investment income ratio**....               ---%            ---%
Total return***..............               ---%            ---%
----------------------------------------------------------------
MID CAP VALUE
Units........................            767,711             ---
Unit value...................      $14.92-$17.62            $---
Net assets (000s)............            $13,526            $---
Ratio of expenses
  to net assets*.............         1.00%/1.2%            ---%
Investment income ratio**....              0.61%            ---%
Total return***..............     (0.86)%-17.47%            ---%
----------------------------------------------------------------
MAIN STREET GROWTH
  AND INCOME****
Units........................                ---             ---
Unit value...................               $---            $---
Net assets (000s)............               $---            $---
Ratio of expenses
  to net assets*.............               ---%            ---%
Investment income ratio**....               ---%            ---%
Total return***..............               ---%            ---%
----------------------------------------------------------------
SMALL CAP GROWTH
Units........................          1,312,167             ---
Unit value...................             $19.48            $---
Net assets (000s)............            $25,556            $---
Ratio of expenses
  to net assets*.............         1.00%/1.2%            ---%
Investment income ratio**....              0.02%            ---%
Total return***..............             85.00%            ---%
----------------------------------------------------------------
SELECT 25*****
Units........................          1,545,779             ---
Unit value...................      $11.74-$12.27            $---
Net assets (000s)............            $18,928            $---
Ratio of expenses
  to net assets*.............         1.00%/1.2%            ---%
Investment income ratio**....               ---%            ---%
Total return***..............      17.40%-22.70%            ---%
================================================================

    *These ratios  represent the  annualized  contract  expenses of the Account, consisting  primarily of  mortality  and expense  charges,  for each period indicated.  The ratios  include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the  redemption  of units and expenses of the  underlying  fund are excluded.

   **These amounts represent the dividends,  excluding  distributions of capital gains,  received by the subaccount from the underlying  mutual fund, net of management  fees assessed by the fund  manager,  divided by the average net assets. These ratios exclude those expenses,  such as mortality and expense charges,  that  result  in  direct  reductions  in  the  unit  values.  The recognition  of  investment  income by the  subaccount  is  affected by the timing of the  declaration of dividends by the underlying fund in which the subaccounts invest.

  ***These  amounts  represent  the  total  return  for the  periods  indicated, including  changes  in  the  value  of the  underlying  fund,  and  reflect deductions for all items  included in the expense  ratio.  The total return does not include any expenses  assessed  through the  redemption  of units;
     inclusion of these expenses in the calculation  would result in a reduction in the total return  presented.  Investment  options  with a date  notation indicate  the  effective  date of that  investment  option in the  variable account.  The total return is calculated  for the period  indicated or from the effective date through the end of the reporting period.

 ****The inception date of these subaccounts was May 1, 2000.

*****The inception date of these subaccounts was May 3, 1999.

            Security Benefit Life Insurance Company and Subsidiaries
                        Consolidated Financial Statements
                  Years Ended December 31, 2002, 2001, and 2000

                                    CONTENTS

                                                                            PAGE

Report of Independent Auditors...........................................    32

Audited Consolidated Financial Statements

                         Report of Independent Auditors

The Board of Directors of
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit
Life Insurance Company and Subsidiaries (the Company),  an indirect wholly-owned subsidiary of Security Benefit Mutual Holding  Company,  as of December 31, 2002
and  2001,  and the  related  consolidated  statements  of  income,  changes  in stockholder's  equity,  and cash flows for each of the three years in the period ended December 31, 2002. These financial  statements are the  responsibility  of the Company's  management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the amounts and  disclosures in the financial  statements.  An audit also includes assessing the accounting principles used and significant estimates made by  management,  as well as  evaluating  the  overall  financial  statement presentation.  We believe  that our audits  provide a  reasonable  basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of Security Benefit
Life Insurance  Company and  Subsidiaries at December 31, 2002 and 2001, and the
consolidated  results of their  operations  and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the  consolidated  financial  statements,  the Company changed  its  methods of  accounting  for  derivative  instruments  and  hedging activities,  and for its investments in affiliated  mutual funds, in response to new  accounting  standards  that  became  effective  January  1,  2001 and 2002, respectively.

                                                           /s/ Ernst & Young LLP

Kansas City, Missouri
January 31, 2003

            Security Benefit Life Insurance Company and Subsidiaries
                           Consolidated Balance Sheets

                                                              DECEMBER 31
                                                          2002          2001
                                                       -------------------------
                                                            (IN THOUSANDS)
ASSETS
Investments:
  Securities available-for-sale:
    Bonds...........................................   $2,761,588    $2,422,466
    Equity securities...............................       77,126        54,759
  Bonds held-to-maturity............................       91,714       121,836
  Affiliated mutual funds...........................      101,791       187,172
  Mortgage loans....................................       10,052         9,334
  Policy loans......................................       95,161       104,956
  Cash .............................................      266,900        49,151
  Short-term investments............................        1,089        16,984
  Other invested assets.............................       24,800        26,018
                                                       -------------------------
Total investments...................................    3,430,221     2,992,676

Accrued investment income...........................       40,123        34,586
Accounts receivable.................................       16,426        11,410
Reinsurance recoverable.............................      449,438       436,264
Property and equipment, net.........................       86,477        60,278
Deferred policy acquisition costs...................      271,008       277,865
Other assets........................................       85,472        22,766
Separate account assets.............................    3,405,531     4,077,795
                                                       -------------------------
Total assets........................................   $7,784,696    $7,913,640
                                                       =========================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy reserves and annuity account values........   $3,528,520    $3,018,136
  Policy and contract claims........................        8,250         7,641
  Other policyholder funds..........................       19,617        21,337
  Accounts payable and accrued expenses.............       65,355        63,077
  Income taxes payable..............................        2,921        17,088
  Deferred income tax liability.....................       32,274        29,878
  Long-term debt....................................       50,000        50,000
  Mortgage debt.....................................       49,396             -
  Other liabilities.................................       15,118        18,571
  Separate account liabilities......................    3,405,531     4,077,795
                                                       -------------------------
Total liabilities...................................    7,176,982     7,303,523

Stockholder's equity:
  Common stock, $10 par value; 1,000,000 shares
    authorized; 700,010 issued and outstanding......        7,000         7,000
  Accumulated other comprehensive loss, net.........      (15,999)      (29,391)
  Retained earnings.................................      616,713       632,508
                                                       -------------------------
Total stockholder's equity..........................      607,714       610,117
                                                       -------------------------
Total liabilities and stockholder's equity..........   $7,784,696    $7,913,640
                                                       =========================

SEE ACCOMPANYING NOTES.

            Security Benefit Life Insurance Company and Subsidiaries
                        Consolidated Statements of Income

                                                     YEAR ENDED DECEMBER 31
                                                   2002        2001       2000
                                                --------------------------------
                                                         (IN THOUSANDS)
Revenues:
  Insurance premiums and other considerations   $ 35,487    $ 29,110    $ 26,871
  Asset based fees...........................     91,379     105,822     117,007
  Other product charges......................     19,872      17,492      17,795
  Net investment income......................    173,271     184,232     210,905
  Net realized/unrealized
    capital gains (losses)...................    (24,317)    (15,291)      4,790
  Other revenues.............................      7,790       7,943       8,438
                                                --------------------------------
Total revenues...............................    303,482     329,308     385,806

Benefits and expenses:
  Annuity benefits:
    Interest credited to account balances....    104,027     113,340     125,103
    Benefits in excess of account balances...     22,828       5,533       1,689
  Traditional life insurance benefits........     21,817      17,804      14,229
  Other benefits.............................     20,692      21,984      20,716
                                                --------------------------------
  Total benefits.............................    169,364     158,661     161,737

  Commissions and other operating expenses...     68,054      92,616      86,668
  Amortization of deferred
    policy acquisition costs.................     58,434      37,358      38,511
  Interest expense...........................      6,840       5,973       5,602
  Other expenses.............................      6,055       6,215       4,885
                                                --------------------------------
Total benefits and expenses..................    308,747     300,823     297,403
                                                --------------------------------

Income (loss) before income taxes............     (5,265)     28,485      88,403
Income tax expense (benefit).................    (10,970)     (2,953)     18,303
                                                --------------------------------
Net income...................................   $  5,705    $ 31,438    $ 70,100
                                                ================================

SEE ACCOMPANYING NOTES.

            Security Benefit Life Insurance Company and Subsidiaries
           Consolidated Statements of Changes in Stockholder's Equity

                                                  ACCUMULATED
                                                     OTHER                       TOTAL
                                        COMMON   COMPREHENSIVE   RETAINED    STOCKHOLDER'S
                                        STOCK    INCOME (LOSS)   EARNINGS       EQUITY
                                        --------------------------------------------------
                                                          (IN THOUSANDS)

Balance at January 1, 2000...........   $7,000     $(31,221)     $531,470      $507,249
Comprehensive income:
  Net income.........................      ---          ---        70,100        70,100
  Other comprehensive income, net....      ---        6,190           ---         6,190
                                                                                -------
Comprehensive income.................                                            76,290
                                        --------------------------------------------------
Balance at December 31, 2000.........    7,000      (25,031)      601,570       583,539
Comprehensive income (loss):
  Net income.........................      ---          ---        31,438        31,438
  Cumulative effect of change
    in accounting for derivative
    instruments, net of tax..........      ---       (1,061)          ---        (1,061)
  Other comprehensive loss, net......      ---       (3,299)          ---        (3,299)
                                                                                -------
Comprehensive income.................                                            27,078
Dividends paid.......................      ---          ---          (500)         (500)
                                        --------------------------------------------------
Balance at December 31, 2001.........    7,000      (29,391)      632,508       610,117
Comprehensive income:
  Net income.........................      ---          ---         5,705         5,705
  Other comprehensive income, net....      ---       13,392           ---        13,392
                                                                                -------
Comprehensive income.................                                            19,097
Dividends paid.......................      ---          ---       (21,500)      (21,500)
                                        --------------------------------------------------
Balance at December 31, 2002.........   $7,000     $(15,999)     $616,713      $607,714
                                        ==================================================

SEE ACCOMPANYING NOTES.

            Security Benefit Life Insurance Company and Subsidiaries
                      Consolidated Statements of Cash Flows

                                                            YEAR ENDED DECEMBER 31
                                                        2002          2001         2000
                                                    --------------------------------------
                                                                (IN THOUSANDS)
OPERATING ACTIVITIES
Net income.......................................   $     5,705    $  31,438    $  70,100
Adjustments to reconcile net income to net
   cash provided by operating activities:
   Net realized/unrealized capital (gains) losses        24,317       15,291       (4,790)
   Depreciation..................................         6,896        6,223        3,827
   Amortization of investment
     premiums and discounts......................         2,802        2,436        2,024
   Annuity and interest sensitive life products -
     interest credited to account balances.......       104,027      113,340      125,103
   Policy acquisition costs deferred.............       (79,217)     (41,011)     (40,322)
   Amortization of deferred
     policy acquisition costs....................        58,434       37,358       38,511
   Net (purchases) sales of affiliated
     mutual funds, trading.......................           264       (2,659)      (7,341)
   Other changes in operating
     assets and liabilities......................       (15,295)      (6,897)      31,217
                                                    --------------------------------------
Net cash provided by operating activities........       107,933      155,519      218,329

INVESTING ACTIVITIES
Sales, maturities, or repayments of investments:
   Bonds available-for-sale......................       804,918      401,325      166,201
   Equity securities available-for-sale..........        46,544       10,483       70,141
   Bonds held-to-maturity........................        30,122       16,719       19,217
   Affiliated mutual funds, other than trading...        59,572       24,316       34,269
   Mortgage loans................................         1,901        5,465       12,161
   Other invested assets.........................         8,899        1,426          902
                                                    --------------------------------------
                                                        951,956      459,734      302,891

Acquisition of investments:
   Bonds available-for-sale......................    (1,106,760)    (514,917)    (113,751)
   Equity securities available-for-sale..........       (67,714)      (3,536)     (14,701)
   Affiliated mutual funds.......................           ---      (30,906)     (50,899)
   Mortgage loans................................        (2,619)      (2,643)        (778)
   Other invested assets.........................       (12,172)      (3,956)      (4,018)
                                                    --------------------------------------
                                                     (1,189,265)    (555,958)    (184,147)

Increase in other assets - business
  owned life insurance purchase..................       (60,000)         ---          ---
Purchase of property and equipment...............       (33,503)     (42,449)     (17,515)
Net (purchases) sales of short-term investments..        15,912          317          (22)
Net (increase) decrease in policy loans..........         9,795        4,255       (2,082)
Net cash transferred under coinsurance agreement.           ---          ---      (30,439)
                                                    --------------------------------------
Net cash provided by (used in)
  investing activities...........................      (305,105)    (134,101)      68,686

FINANCING ACTIVITIES
Increase (decrease) of long-term debt............           ---      (55,000)      50,000
Increase of mortgage debt........................        49,396          ---          ---
Dividends paid...................................       (21,500)        (500)         ---
Deposits to annuity account balances.............       668,111      454,641      525,727
Withdrawals from annuity account balances........      (281,086)    (427,690)    (824,245)
                                                    --------------------------------------
Net cash provided by (used in)
  financing activities...........................       414,921      (28,549)    (248,518)
                                                    --------------------------------------

Increase (decrease) in cash......................       217,749       (7,131)      38,497
Cash at beginning of year........................        49,151       56,282       17,785
                                                    --------------------------------------
Cash at end of year..............................   $   266,900    $  49,151    $  56,282
                                                    ======================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for:
  Interest.......................................   $     6,560    $   6,418    $   5,320
                                                    ======================================
  Income taxes...................................   $     1,628    $   8,438    $  20,433
                                                    ======================================

SEE ACCOMPANYING NOTES.

            Security Benefit Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 2002

 1.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

     NATURE OF OPERATIONS -- The  operations of Security  Benefit Life Insurance
     Company (the  Company)  consist  primarily of  marketing  and  distributing annuities,  mutual funds, life insurance,  and related products  throughout the United States.  The Company and/or its subsidiaries offer a diversified portfolio of investment  products  comprised  primarily of  individual  and group  annuities and mutual fund  products  through  multiple  distribution channels.

     The Company was formed by converting  from a mutual life insurance  company to a stock life insurance  company under a mutual holding company structure pursuant to a Plan of Conversion (the  Conversion).  In connection with the
     Conversion,  Security Benefit Corp. (SBC), a Kansas domiciled  intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC),
     a Kansas domiciled mutual holding company,  were formed. As a result of the
     Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding  common stock of the Company (except shares required by law to be held by the Company's  Directors).  In accordance  with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

     BASIS OF PRESENTATION -- The consolidated  financial statements include the operations  and  accounts of the Company  and its  subsidiaries,  including
     Security  Management  Company,  LLC and Security Benefit Group, Inc. (SBG).
     The  consolidated  financial  statements  of SBG include its  subsidiaries,
     First  Security  Benefit Life  Insurance  and Annuity  Company of New York;
     Security  Distributors,  Inc.; Security Benefit Academy, Inc.; and Security
     Financial Resources,  Inc. Significant intercompany  transactions have been eliminated in consolidation.

     USE OF ESTIMATES -- The  preparation of consolidated  financial  statements
     and   accompanying   notes  requires   management  to  make  estimates  and
     assumptions  that affect  amounts  reported and  disclosed.  Actual results could differ from those estimates.

     INVESTMENTS -- Bonds classified as held-to-maturity include securities that the  Company  has the  positive  intent and  ability  to hold to  maturity.
     Held-to-maturity  bonds are carried at cost,  adjusted for the amortization of premiums and the accrual of discounts,  both computed using the interest method  applied over the  estimated  lives of the  securities  adjusted for prepayment activity.  Bonds classified as available-for-sale are carried at fair  value,  with  related  unrealized  gains and  losses  reflected  as a component of accumulated other comprehensive  income or loss in equity, net of applicable  adjustments to deferred policy  acquisition costs and income taxes.  The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in net income as a component of net realized/unrealized capital gains (losses).

     Equity securities  include mutual funds,  common stocks,  and nonredeemable preferred stocks.  Equity  securities  classified as trading are carried at fair  value,  with  changes  in fair  value  reported  in net  income  as a
     component  of  net  realized/unrealized   capital  gains  (losses).  Equity
     securities classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other  comprehensive  income or loss in equity,  net of  applicable  income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary,  with such  impairments  reported in net  income  as  a  component  of  net  realized/unrealized  capital  gains
     (losses).

     Affiliated mutual funds include mutual funds and seed money investments.  A portion of the mutual fund  investments  are purchased to generate  returns for certain  liabilities.  Affiliated mutual funds classified as trading or handled under the equity method are carried at fair value,  with changes in fair value reported in net income as a component of net realized/unrealized
     capital   gains   (losses).   Affiliated   mutual   funds   classified   as
     available-for-sale are carried at fair value, with related unrealized gains and losses  reflected as a component  of  accumulated  other  comprehensive income or loss in  equity,  net of  applicable  income  taxes.  The cost of affiliated mutual funds, classified as available-for-sale, are adjusted for declines in value  which are other than  temporary,  with such  impairments reported in net income as a component  of net  realized/unrealized  capital gains (losses).

     Realized  capital gains and losses on sales of  investments  are determined using the  specific  identification  method.  In addition  to net  realized capital gains and losses,  unrealized  gains and losses  related to trading securities,  other than temporary impairments,  and market value changes in certain  seed  money  investments  are  reported  as  a  component  of  net realized/unrealized capital gains (losses).

     Mortgage loans are reported at amortized cost. Policy loans are reported at unpaid  principal.  Investments  in joint  ventures  and  partnerships  are accounted for by the equity method and reported in other  invested  assets.
     Cash  includes  cash  on  hand,   money  market  mutual  funds,  and  other
     investments  with  initial  maturities  of less  than 90  days.  Short-term investments  are  carried  at market  value and  represent  fixed  maturity securities  with initial  maturities  of greater than 90 days but less than one year.

     ACCOUNTING  CHANGES -- In August 2001, the Financial  Accounting  Standards
     Board (FASB) issued Statement of Financial  Accounting Standards (SFAS) No.
     144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS,  which the Company  adopted on its effective date of January 1, 2002. SFAS No. 144 generally  retains the basic provisions of existing  guidance in accounting for the impairment of long-lived  assets,  establishes a single  accounting model for the disposal of long-lived  assets, and broadens the presentation of any  discontinued  operations,  provisions  all of which  did not have a significant impact on the Company's 2002 consolidated financial statements.
     However,  SFAS No. 144 also eliminated the temporary control exception when determining the consolidation of affiliated entities.  This change impacted the  reporting of the  Company's  investment  in certain  company-sponsored affiliated  mutual funds whereby the Company reports the change in value of its investment as a part of net income rather than as an unrealized gain or
     loss  on  equity  securities   available-for-sale  recognized  directly  in
     surplus.  The cumulative  effect change in value  represented an unrealized loss of $4.1  million  at  January  1, 2002  which is  reported  in the net
     realized/unrealized   capital  gains  (losses)  line  in  the  consolidated
     statement of income.

     As of January 1, 2001,  the Company  adopted SFAS No. 133,  ACCOUNTING  FOR
     DERIVATIVE  INSTRUMENTS  AND HEDGING  Activities,  which was issued in June
     1998,  and  its  amendments,   SFAS  No.  137,  ACCOUNTING  FOR  DERIVATIVE
     INSTRUMENTS AND HEDGING ACTIVITIES - DEFERRAL OF THE EFFECTIVE DATE OF SFAS
     STATEMENT NO. 133, and SFAS No. 138, ACCOUNTING FOR DERIVATIVE  INSTRUMENTS
     AND  CERTAIN  HEDGING  ACTIVITIES,  issued  in June  1999  and  June  2000, respectively (collectively referred to as SFAS No. 133).

     As a result of SFAS No.  133,  the Company now  recognizes  all  derivative financial  instruments,  such  as  interest-rate  swap  contracts,  in  the consolidated  financial  statements at fair value regardless of the purpose or  intent  for  holding  the  instrument.  Changes  in fair  value  of the derivative  financial  instruments  are either  recognized  periodically in income or in  stockholder's  equity as a component  of other  comprehensive income depending on whether the derivative  financial  instrument qualifies for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow  hedge.  Generally,  changes  in fair  values  of  derivatives accounted  for as fair value  hedges are  recorded in income along with the portions of the  changes in fair values of the hedged  items that relate to the hedged risks.  Changes in fair values of  derivatives  accounted for as cash flow  hedges,  to the extent that they are  effective  as hedges,  are recorded in other  comprehensive  income net of deferred taxes.  Changes in fair values of derivatives not qualifying as hedges are reported in income.

     The Company  accounted  for the  adoption  of SFAS No. 133 as a  cumulative effect of a change  in  accounting  principle.  As a  result,  the  Company reflected  a loss of  $1,061,000  (net of income  taxes of  $571,000)  as a component  of other  comprehensive  loss in the  statement  of  changes  in stockholder's equity on January 1, 2001.

     Prior to  January  1,  2001,  the  Company  also  used  interest-rate  swap contracts  for hedging  purposes.  The net amounts paid or received and net amounts accrued  through the end of the accounting  period were included in
     interest  expense.   Unrealized  gains  or  losses  on  interest-rate  swap
     contracts were not  recognized in income.  The discounts or premiums on the instruments  were amortized to income over the lives of the contracts using the straight-line method.  Realized gains and losses were included in other assets and liabilities and recognized in income when the future transaction occurred or at the time the transaction was no longer expected to occur.

     In January 2003, the FASB issued  Interpretation  No. 46,  CONSOLIDATION OF
     VARIABLE  INTEREST  ENTITIES  (FIN No. 46).  FIN No. 46  provides  guidance related to identifying  variable interest entities and determining  whether such entities should be consolidated. In addition, FIN No. 46 also provides guidance  related to the  initial  and  subsequent  measurement  of assets, liabilities,  and noncontrolling  interests of newly consolidated  variable interest entities and requires disclosures for both the primary beneficiary of a variable  interest entity and other  beneficiaries of the entity.  FIN
     No. 46 is effective  immediately for variable  interest entities created or interests in such  entities  obtained  after  January 31,  2003.  For those variable  interest  entities created or interests in such entities obtained on or before  January 31, 2003,  the guidance in FIN No. 46 must be applied in the first fiscal year or interim period  beginning  after June 15, 2003.
     FIN No. 46 will not become  effective  until  January 1, 2004 for  existing variable  interest  entities  of  calendar-year-end  companies  that do not prepare interim  financial  statements  (i.e.,  private  enterprises).  The
     Company's effective date will be for the financial  statements for the year ended  December 31, 2004.  The Company is  evaluating  its  investment in a structured investment trust to determine the impact of adopting FIN No. 46.
     The Company does not believe FIN No. 46 will have a material  impact on its results of operations, liquidity, or financial resources.

     DEFERRED POLICY  ACQUISITION COSTS -- To the extent recoverable from future policy  revenues and gross  profits,  commissions  and other  policy-issue,
     underwriting,   and  selling  costs  that  are  primarily  related  to  the acquisition  or renewal of deferred  annuity  business have been  deferred.
     Such deferred policy  acquisition  costs are amortized in proportion to the present  value,  discounted at the crediting rate of expected gross profits from investment  (gross blended separate account return assumption of 9% at
     December 31, 2002),  mortality,  and expense margins.  That amortization is adjusted  retrospectively when estimates of current or future gross profits to be  realized  from a group of  products  are  revised.  Deferred  policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on securities.

     An analysis of the deferred policy  acquisition costs asset balance,  other
     than  present  value  of  future  profits   (PVFP)  and  deferred   selling
     commissions, is presented below for the years ended December 31:

                                                              2002        2001
     ---------------------------------------------------------------------------
     Balance at beginning of year.......................   $190,088    $200,101
     Cost deferred during the year......................     75,560      37,598
     Amortized to expense during the year...............    (40,567)    (31,167)
     Effect of realized (losses) gains on amortization
       of deferred policy acquisition costs.............     (3,992)        552
     Other..............................................     (2,786)     (1,967)
     Effect of unrealized gains.........................    (20,862)    (15,029)
                                                           ---------------------
     Balance at end of year.............................   $197,441    $190,088
                                                           =====================

     The  PVFP  relates  to  reinsurance  assumed  in 2000  (see  Note 5) and is included in deferred policy  acquisition costs. PVFP reflects the estimated fair value of acquired annuity business and represents the acquisition cost that was  allocated  to the  value of  future  cash  flows  from  insurance contracts  existing at the date of  acquisition.  Such value is the present value of the  actuarially  determined  projected  net cash  flows  from the acquired insurance contracts.

     PVFP is  amortized  over the lives of the  acquired  insurance  business in
     force  in  a  manner   consistent  with  amortization  of  deferred  policy
     acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31:

                                                               2002       2001
                                                             -------------------
                                                               (IN THOUSANDS)

     Balance at beginning of year.........................   $76,366    $80,011
     Imputed interest.....................................     2,220      2,886
     Amortization.........................................   (16,774)    (6,531)
                                                             -------------------
     Balance at end of year...............................   $61,812    $76,366
                                                             ===================

     Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net  amortization  will be between 3.3% and 6.7% in each of the years 2003 through 2007.  The interest rate used to determine  the amount of imputed  interest on the  unamortized
     PVFP balance approximates 7%.

     For certain  mutual funds that do not have a front-end  sales  charge,  the
     Company  pays a  selling  commission  to  the  selling  broker/dealer.  The
     Company, in its broker/dealer subsidiary,  accounts for these charges under the cost deferral  method of accounting for  distributors  of mutual funds.
     The selling  commissions are capitalized and amortized based on the revenue stream of  contingent  deferred  sales  charges and  distribution  fees. At
     December  31,  2002  and  2001,  deferred  selling  commissions  aggregated
     $11,755,000 and $11,411,000,  respectively,  and are classified as deferred policy acquisition costs for financial reporting purposes.

     PROPERTY AND  EQUIPMENT -- Property and  equipment,  including  home office real estate,  furniture  and  fixtures,  and  data-processing  hardware and related systems are recorded at cost, less  accumulated  depreciation.  The provision for  depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets.

     The  following  is a  summary  of  property  and  equipment  at  cost  less accumulated depreciation:

                                                                DECEMBER 31
                                                            2002        2001
                                                           ---------------------
                                                              (IN THOUSANDS)

     Land...............................................   $    450    $  1,710
     Data-processing equipment..........................      7,370       8,405
     Computer software..................................     38,068      37,305
     Other..............................................      7,898       5,262
     Building...........................................     49,933      31,307
     Furniture..........................................      6,217         149
                                                           ---------------------
                                                            109,936      84,138
     Less accumulated depreciation......................    (23,459)    (23,860)
                                                           ---------------------
                                                           $ 86,477    $ 60,278
                                                           =====================

     During 2002,  the Company  moved into a new office  facility with a cost of
     $49,933,000.  The $31,307,000 of prior year value included  construction in progress costs, which included $408,000 of interest  capitalized in 2001. A portion of the  premises is being  leased by the Federal  Home Loan Bank of
     Topeka  (FHLB)  under an operating  lease that  expires May 31, 2022,  with related early settlements  available after May 31, 2017 with written notice at least  two (2)  years in  advance  by either  party.  Certain  operating expenses of the  premises are the  responsibility  of the FHLB while others are reimbursed to the Company. Expected future minimum rents to be received from the FHLB at December 31, 2002 related to the noncancelable  portion of the  lease  are  $729,000  for  years  2003  through  2007  and  $6,860,000 thereafter.

     In 1999,  the  Company  sold its home office  building  and  furniture  and equipment to the state of Kansas for $20,750,000. Concurrent with the sale, the Company  leased the building and the furniture and equipment back for a period  of not  less  than 24  months  and not  more  than 30  months.  The transaction  resulted in a gain of $7,322,000.  In accordance with SFAS No.
     13,  ACCOUNTING  FOR  LEASES,  and SFAS No. 28,  ACCOUNTING  FOR SALES WITH
     LEASEBACKS,  $4,173,000 of the gain was  recognized  immediately  while the remaining  gain of  $3,149,000  was deferred and  amortized  over the lease
     term.  The  Company  recognized  in  earnings  $538,000,   $1,254,000,  and
     $1,232,000  of the  previously  deferred  gain in  2002,  2001,  and  2000, respectively.

     SEPARATE  ACCOUNTS -- The separate account assets and liabilities  reported in the  accompanying  consolidated  balance sheets represent funds that are separately  administered  for the benefit of  contractholders  who bear the investment risk. The separate account assets and liabilities are carried at fair value.  Revenues and expenses  related to separate  account assets and liabilities,  to the extent of benefits  paid or  provided to the  separate account  contractholders,  are  excluded  from the amounts  reported in the consolidated  statements of income.  Investment  income and gains or losses arising from separate accounts accrue directly to the contractholders  and, therefore,  are not  included in  investment  earnings in the  accompanying consolidated  statements  of  income.  Revenues  to the  Company  from  the separate  accounts  consist  principally of contract  maintenance  charges, administrative fees, and mortality and expense risk charges.

     POLICY RESERVES AND ANNUITY ACCOUNT VALUES -- Liabilities for future policy
     benefits  for   traditional   life  products  are  computed   using  a  net
     level-premium  method,  including  assumptions  as  to  investment  yields, mortality,  and withdrawals and other assumptions that approximate expected experience.

     Liabilities  for future  policy  benefits for interest  sensitive  life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges.  Interest on accumulated contract values is credited to contracts as earned.  Crediting rates ranged from 3% to 13%  during  2002,  3% to 15%  during  2001,  and from 4% to 12%
     during 2000.

     INCOME TAXES -- Deferred  income tax assets and  liabilities are determined based on differences  between the financial  reporting and income tax bases of assets and  liabilities and are measured using the enacted tax rates and laws.  Deferred  income tax expense or benefit,  reflected in the Company's consolidated  statements of income, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized gains and losses on  securities  available-for-sale  and the  change  in the  related valuation allowance).

     RECOGNITION OF REVENUES --  Traditional  life  insurance  products  include whole life insurance, term life insurance, and certain annuities.  Premiums for  these  traditional  products  are  recognized  as  revenues  when due.
     Revenues from deferred  annuities consist of policy charges for the cost of insurance,  policy  administration  charges, and surrender charges assessed against contractholder account balances during the period.

     BUSINESS OWNED LIFE INSURANCE -- In 2002, the Company  invested $60 million in business owned life  insurance.  The investment is carried at net policy value in other assets ($60,383,000 at December 31, 2002) with the change in value recorded in other income ($383,000 in 2002).

     FAIR  VALUES  OF  FINANCIAL   INSTRUMENTS  --  The  following  methods  and
     assumptions  were  used  by  the  Company  in  estimating  its  fair  value disclosures for financial instruments:

        CASH AND SHORT-TERM  INVESTMENTS:  The carrying  amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

        INVESTMENT SECURITIES:  Fair values for bonds are based on quoted market prices,  if available.  For bonds not actively  traded,  fair values are estimated using values  obtained from  independent  pricing  services or estimated  by  discounting  expected  future  cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.  The fair values for equity  securities are based on quoted market prices.

        BUSINESS  OWNED LIFE  INSURANCE:  The  carrying  amount  reported in the consolidated  balance sheet for this  instrument  approximates  its fair value.

        INTEREST-RATE  SWAPS: Fair values of the Company's  interest-rate  swaps are estimated based on dealer quotes, quoted market prices of comparable contracts  adjusted through  interpolation  where necessary for maturity differences,  or if  there  are no  relevant  comparable  contracts,  on pricing models or formulas using current assumptions.

        MORTGAGE  LOANS AND POLICY  LOANS:  Fair values for  mortgage  loans and policy loans are estimated using  discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar  characteristics are aggregated for purposes of the calculations. The carrying amounts for these instruments reported in the consolidated balance sheets approximate their fair values.

        INVESTMENT-TYPE  INSURANCE  CONTRACTS:  Fair  values  for the  Company's liabilities  under  investment-type  insurance  contracts  are estimated using the assumption reinsurance method, whereby the amount of statutory
        profit  the  assuming   company  would  realize  from  the  business  is
        calculated.  Those  amounts  are  then  discounted  at a rate of  return commensurate  with the rate presently  offered by the Company on similar contracts.

        LONG-TERM  DEBT AND MORTGAGE  DEBT:  Fair values for long-term  debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

        SEPARATE ACCOUNT ASSETS AND LIABILITIES: The assets held in the separate account are carried at quoted  market  values or,  where  quoted  market values are not  available,  at fair market  value as  determined  by the investment manager. The carrying amounts for separate account assets and liabilities  reported in the  consolidated  balance  sheets  approximate their fair values.

     RECLASSIFICATIONS   --  Certain  amounts  appearing  in  the  prior  years'
     consolidated  financial statements have been reclassified to conform to the current year  presentation.  The primary  reclassifications  related to the affiliated mutual funds.

 2.  INVESTMENTS

     Information as to the amortized cost,  gross  unrealized  gains and losses, and fair values of the Company's  portfolio of bonds and equity  securities available-for-sale and bonds held-to-maturity at December 31, 2002 and 2001 is as follows:

                                                         DECEMBER 31, 2002
                                         -------------------------------------------------
                                                        GROSS        GROSS
                                         AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                            COST        GAINS       LOSSES         VALUE
                                         -------------------------------------------------
                                                          (IN THOUSANDS)
     AVAILABLE-FOR-SALE
     Bonds:
       U.S. Treasury securities and
         obligations of U.S. government
         corporations and agencies.....  $  156,991    $ 5,020      $   ---     $  162,011
       Obligations of states and
         political subdivisions........         406         34          ---            440
       Corporate securities............   1,453,815     49,530       70,162      1,433,183
       Mortgage-backed securities......   1,024,494     31,152        4,960      1,050,686
       Asset-backed securities.........     116,997      1,020        2,749        115,268
                                         -------------------------------------------------
     Total bonds.......................  $2,752,703    $86,756      $77,871     $2,761,588
                                         =================================================
     Equity securities.................  $   79,638    $   193      $ 2,705     $   77,126
                                         =================================================
     HELD-TO-MATURITY
     Bonds:
       Obligations of states and
         political subdivisions........  $    2,819    $   ---      $   101     $    2,718
       Corporate securities............      75,230      4,736        1,593         78,373
       Mortgage-backed securities......       9,667        736          ---         10,403
       Asset-backed securities.........       3,998        264          ---          4,262
                                         -------------------------------------------------
     Total bonds.......................  $   91,714    $ 5,736      $ 1,694     $   95,756
                                         =================================================

                                                         DECEMBER 31, 2001
                                         -------------------------------------------------
                                                        GROSS        GROSS
                                         AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                            COST        GAINS       LOSSES         VALUE
                                         -------------------------------------------------
                                                          (IN THOUSANDS)
     AVAILABLE-FOR-SALE
     Bonds:
       U.S. Treasury securities and
         obligations of U.S. government
         corporations and agencies.....  $   93,716    $ 1,152      $ 1,125     $   93,743
       Obligations of states and
         political subdivisions........      18,018        720          ---         18,738
       Corporate securities............   1,221,812     16,001       64,150      1,173,663
       Mortgage-backed securities......     960,488     26,769        4,062        983,195
       Asset-backed securities.........     153,170      1,358        1,401        153,127
                                         -------------------------------------------------
     Total bonds.......................  $2,447,204    $46,000      $70,738     $2,422,466
                                         =================================================
     Equity securities.................  $   56,232    $ 2,031      $ 3,504     $   54,759
                                         =================================================
     HELD-TO-MATURITY
     Bonds:
       Obligations of states and
         political subdivisions........  $   17,682    $   428      $   ---     $   18,110
       Corporate securities............      51,853      1,807          285         53,375
       Mortgage-backed securities......      13,102        841          ---         13,943
       Asset-backed securities.........      39,199        598          994         38,803
                                         -------------------------------------------------
     Total bonds.......................  $  121,836    $ 3,674      $ 1,279     $  124,231
                                         =================================================

     The  amortized  cost and fair  value of bonds  at  December  31,  2002,  by contractual maturity,  are shown below. Expected maturities may differ from contractual  maturities  because  borrowers  may have the  right to call or prepay obligations with or without penalties.

                                                AVAILABLE-FOR-SALE       HELD-TO-MATURITY
                                              -----------------------   ------------------
                                               AMORTIZED      FAIR      AMORTIZED   FAIR
                                                 COST         VALUE       COST      VALUE
                                              --------------------------------------------
                                                             (IN THOUSANDS)

     Due in one year or less...............   $   28,165   $   29,549    $ 8,000   $ 8,330
     Due after one year through five years.      274,314      270,862      8,813     9,890
     Due after five years through ten years      749,237      741,878     17,656    18,191
     Due after ten years...................      559,496      553,345     43,580    44,680
     Mortgage-backed securities............    1,024,494    1,050,686      9,667    10,403
     Asset-backed securities...............      116,997      115,268      3,998     4,262
                                              --------------------------------------------
                                              $2,752,703   $2,761,588    $91,714   $95,756
                                              ============================================

     The composition of the Company's  portfolio of bonds, by quality rating, at
     December 31, 2002 is as follows:

         QUALITY RATING                     CARRYING AMOUNT   PERCENTAGE
         ---------------------------------------------------------------
                                            (IN THOUSANDS)

         AAA.............................     $1,255,240         44.0%
         AA..............................        255,524          9.0
         A...............................        717,226         25.1
         BBB.............................        444,594         15.6
         Noninvestment grade.............        180,718          6.3
                                            ----------------------------
                                              $2,853,302        100.0%
                                            ============================

     Major categories of net investment  income for the years ended December 31,
     2002, 2001, and 2000 are summarized as follows:

                                                  2002        2001        2000
                                                --------------------------------
                                                         (IN THOUSANDS)

     Interest on bonds.......................   $162,278    $168,469    $180,222
     Dividends on equity securities..........      3,383       4,334       4,414
     Dividends on affiliated mutual funds....        597       2,228      14,672
     Interest on mortgage loans..............        580         707       1,568
     Interest on policy loans................      6,543       6,352       6,123
     Interest on short-term investments......      2,580       4,027       4,470
     Other...................................       (337)        (51)      2,076
                                                --------------------------------
     Total investment income.................    175,624     186,066     213,545

     Less investment expenses................      2,353       1,834       2,640
                                                --------------------------------
     Net investment income...................   $173,271    $184,232    $210,905
                                                ================================

     Proceeds from sales of bonds and equity securities  available-for-sale  and related  realized  gains and losses for the years ended  December 31, 2002,
     2001, and 2000 are as follows:

                                            2002       2001       2000
                                          ------------------------------
                                                  (IN THOUSANDS)

         Proceeds from sales...........   $558,806   $207,250   $116,732
         Gross realized gains..........     34,485      6,663     13,189
         Gross realized losses.........      3,248      1,021      1,016

     Net   realized/unrealized   capital  gains  (losses),   net  of  associated
     amortization  of deferred  policy  acquisition  costs,  for the years ended
     December 31, 2002, 2001, and 2000 consist of the following:

                                                            2002        2001        2000
                                                          --------------------------------
                                                                   (IN THOUSANDS)
     Realized:
       Bonds............................................  $ 26,690    $  5,711    $   284
       Equity securities................................     4,547         (69)     1,959
       Affiliated mutual funds - trading................      (956)     (1,628)       (21)
       Affiliated mutual funds - other than trading.....    (5,787)        ---      9,930
       Other............................................       135         ---        ---
                                                          --------------------------------
     Total realized.....................................    24,629       4,014     12,152

     Impairments:
       Bonds............................................   (20,230)     (8,734)    (6,867)
       Affiliated mutual funds - other than trading.....   (15,755)    (10,200)       ---
                                                          --------------------------------
     Total impairments..................................   (35,985)    (18,934)    (6,867)

     Holding gains (losses):
       Affiliated mutual funds - trading................    (3,376)       (923)    (3,133)
       Affiliated mutual funds - other than trading.....    (5,593)        ---        ---
                                                          --------------------------------
     Total holding gains (losses).......................    (8,969)       (923)    (3,133)
                                                          --------------------------------
                                                           (20,325)    (15,843)     2,152
     Related impact on deferred policy acquisition costs    (3,992)        552      2,638
                                                          --------------------------------
     Net realized/unrealized capital gains (losses).....  $(24,317)   $(15,291)   $ 4,790
                                                          ================================

     There were no  outstanding  agreements  to sell  securities at December 31,
     2002 or 2001.

     At December  31,  2002,  the Company had  approximately  $910.8  million in
     securities   pledged  as   collateral   in  relation   to  its   structured
     institutional  products,  the line of credit with the FHLB (see Note 9) and the new office building (see Note 10).

     DERIVATIVE  INSTRUMENTS  -- The Company only uses  derivatives  for hedging purposes.  The  following  is a summary of the  Company's  risk  management strategies and the effect of these strategies on the Company's consolidated financial statements.

     FAIR VALUE  HEDGING  STRATEGY  -- The  Company  has  entered  into  several
     interest-rate   swap   agreements  to  manage   interest-rate   risk.   The
     interest-rate swap agreements  effectively modify the Company's exposure to interest risk by converting certain of the Company's fixed-rate liabilities to a  floating-rate  based on LIBOR over the next five years.  The notional amounts of the swaps are $134 million and $107 million at December 31, 2002 and 2001,  respectively,  and are  scheduled to decline as the  liabilities mature.  These  agreements  involve  the receipt of  fixed-rate  amounts in
     exchange  for  floating-rate   interest  payments  over  the  life  of  the
     agreements  without an exchange of the  underlying  principal  amount.  The
     Company also has  interest-rate  swap agreements which  effectively  modify fixed-rate  bonds into  floating-rate  investments  based on LIBOR over the next ten years.  The notional  amount of these swaps is $84 million and $34 million at December 31, 2002 and 2001, respectively.

     During the years ended December 31, 2002 and 2001, the Company recognized a net loss of $223,000 and a net gain of $8,000, respectively, related to the ineffective portion of its fair value hedges which has been included in net investment income in the consolidated statements of income.

     CASH FLOW HEDGING  STRATEGY -- The Company has entered  into  interest-rate swap agreements  that  effectively  convert a portion of its  floating-rate liabilities to a fixed-rate basis for the next three years, thus,  reducing the impact of interest-rate  changes on future income.  The notional amount of these  swaps is $89 million  and $109  million at December  31, 2002 and
     2001, respectively.

     During the years ended December 31, 2002 and 2001, the Company recognized a gain of  $102,000  and a loss of  $140,000,  respectively,  related  to the ineffective  portion of its hedging  instruments which has been included in net investment income in the consolidated statements of income.

 3.  OTHER COMPREHENSIVE INCOME (LOSS)

     The components of other comprehensive income (loss) are as follows:

                                                 UNREALIZED
                                               GAINS (LOSSES)
                                               ON AVAILABLE-      DERIVATIVE
                                                  FOR-SALE       INSTRUMENTS
                                                 SECURITIES     GAINS (LOSSES)     TOTAL
                                               -------------------------------------------
                                                             (IN THOUSANDS)
     ACCUMULATED OTHER COMPREHENSIVE
     LOSS AT JANUARY 1, 2000.................    $(31,221)         $   ---       $(31,221)
       Unrealized gains on available-
         for-sale securities.................      18,097              ---         18,097
       Gains reclassified into earnings
         from other comprehensive income.....       5,306              ---          5,306
       Unlocking of deferred
         policy acquisition costs............     (20,913)             ---        (20,913)
       Change in deferred income taxes,
         net of valuation allowance..........       3,700              ---          3,700
                                               -------------------------------------------
       Total other comprehensive income......       6,190              ---          6,190
                                               -------------------------------------------
     ACCUMULATED OTHER COMPREHENSIVE
     LOSS AT DECEMBER 31, 2000...............     (25,031)             ---        (25,031)
       Unrealized gains on available-
         for-sale securities.................      30,259              ---         30,259
       Cumulative effect of
         change in accounting for
         derivative instruments..............         ---           (1,632)        (1,632)
       Change in fair value of derivatives...         ---           (4,119)        (4,119)
       Losses reclassified into earnings
         from other comprehensive income.....     (13,292)             ---        (13,292)
       Unlocking of deferred
         policy acquisition costs............     (15,029)             ---        (15,029)
       Change in deferred income taxes
         including $571,000 for cumulative
         effect adjustment, net of
         valuation allowance.................      (2,559)           2,012           (547)
                                               -------------------------------------------
       Total other comprehensive loss........        (621)          (3,739)        (4,360)
                                               -------------------------------------------
     ACCUMULATED OTHER COMPREHENSIVE
     LOSS AT DECEMBER 31, 2001...............     (25,652)          (3,739)       (29,391)
       Unrealized gains on available-
         for-sale securities.................      51,562              ---         51,562
       Change in fair value of derivatives...         ---             (488)          (488)
       Losses reclassified into earnings
         from other comprehensive income.....     (15,993)             ---        (15,993)
       Unlocking of deferred
         policy acquisition costs............     (20,862)             ---        (20,862)
       Change in deferred income taxes,
         net of valuation allowance..........        (998)             171           (827)
                                               -------------------------------------------
       Total other comprehensive
         income (loss).......................      13,709             (317)        13,392
                                               -------------------------------------------
     ACCUMULATED OTHER COMPREHENSIVE
     LOSS AT DECEMBER 31, 2002...............    $(11,943)         $(4,056)      $(15,999)
                                               ===========================================

 4.  EMPLOYEE BENEFIT PLANS

     Substantially   all  company   employees   are  covered  by  a   qualified,
     noncontributory  defined  benefit pension plan sponsored by the Company and certain of its  affiliates.  Benefits  are based on years of service and an employee's  highest average  compensation over a period of five consecutive years during the last ten years of service.  The Company's  policy has been to contribute funds to the plan in amounts required to maintain  sufficient plan assets to provide  for accrued  benefits.  In  applying  this  general policy, the Company considers,  among other factors, the recommendations of its independent  consulting actuaries,  the requirements of federal pension law, and the  limitations  on  deductibility  imposed by federal income tax law.  Plan  assets  are  invested  in  public  mutual  funds  with  varying investment  objectives  which are  managed  by an  affiliated  entity.  Net periodic  pension cost in 2001 and  benefits  paid in 2002 and 2001 include special  termination  costs and  benefits  related  to an early  retirement program.

     In addition to the Company's  defined  benefit  pension  plan,  the Company provides certain medical and life insurance benefits to full-time employees who have retired  after the age of 55 with five years of service.  The plan is contributory, with retiree contributions adjusted annually, and contains
     other   cost-sharing   features  such  as  deductibles   and   coinsurance.
     Contributions  vary based on the  employee's  years of service earned after age 40. The  Company's  portion of the costs is frozen  after 2002 with all future cost increases passed on to the retirees, except for retirees in the plan prior to July 1, 1993 whose costs  continue to be covered  100% by the
     Company.

     The  following  table  sets  forth the plan's  funded  status  and  amounts recognized in the consolidated  financial statements at December 31 and for the years then ended:

                                                  PENSION BENEFITS       OTHER BENEFITS
                                                 2002        2001        2002       2001
                                               -------------------------------------------
                                                              (IN THOUSANDS)

     Benefit obligation at year-end.........   $(19,414)   $(19,451)   $(7,880)   $(6,457)
     Fair value of plan assets at year-end..     13,453      12,576        ---        ---
                                               -------------------------------------------
     Funded status of the plan (underfunded)   $ (5,961)   $ (6,875)   $(7,880)   $(6,457)
                                               ===========================================
     Prepaid (accrued) benefit
       cost recognized in the
       consolidated balance sheets..........   $  1,314    $ (3,654)   $(6,598)   $(6,215)
                                               ===========================================

                                            PENSION BENEFITS            OTHER BENEFITS
                                         2002     2001     2000       2002    2001    2000
                                        --------------------------------------------------
                                                      (DOLLARS IN THOUSANDS)

     Net periodic benefit cost.......   $1,282   $3,429   $1,040      $848    $667    $609
     Benefits paid...................    4,035    1,617      439       579     412     396
     Contributions...................    6,250    1,000      100       114      66      58

     WEIGHTED-AVERAGE ASSUMPTIONS
     AS OF DECEMBER 31
     Discount rate...................    7.00%    7.25%    7.75%     7.00%   7.25%   7.75%
     Expected return on plan assets..    9.00%    9.00%    9.00%       ---     ---     ---
     Rate of compensation increase...    4.50%    4.50%    4.50%       ---     ---     ---

     The annual  assumed  rate of  increase  in the per  capita  cost of covered medical  benefits is 5% for 2002 and 2001 and is assumed to remain at 5% in
     2003 and thereafter.

     The health  care cost trend  rate  could have a  significant  effect on the other benefits amount reported. For example,  increasing the assumed health care cost trend rates by one percentage  point each year would increase the
     other  benefits'  accumulated   postretirement  benefit  obligation  as  of
     December 31, 2002 by $354,000 and the aggregate of the service and interest cost  components  of net periodic  postretirement  benefit cost for 2002 by
     $84,000.

     The Company has a profit-sharing  and savings plan for which  substantially all employees are eligible. Company contributions to the profit-sharing and savings plan charged to operations were $796,000,  $808,000, and $2,267,000 for 2002, 2001, and 2000, respectively.

     The Company  has a number of annual  discretionary  incentive  compensation plans for certain  employees.  Allocations to participants  each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts.  Certain  participants  have the option to receive their balances immediately or to defer such amounts. The Company also has a
     long-term   incentive   plan  for   executives  in  which   allocations  to
     participants  are based on the performance of the Company over a three-year period.  The participants vest in the allocated amounts over the subsequent three-year  period,  50% in the first  year and 25% in the second and third years.  Participants  have the  option to  receive  their  vested  balances immediately or to defer such amounts.  Amounts  deferred by participants of the  Company's  incentive  compensation  plans  are  invested  in shares of
     affiliated  mutual  funds.   Incentive  compensation  expense  amounted  to
     $3,530,000,   $4,280,000,   and  $5,138,000  for  2002,   2001,  and  2000,
     respectively.

 5.  REINSURANCE

     Principal  reinsurance ceded  transactions for the years ended December 31,
     2002,  2001, and 2000 are  summarized as follows,  with the majority of the reinsurance balances resulting from the 1997 transfer of the Company's life insurance business to another insurer:

                                               2002      2001      2000
                                             ---------------------------
                                                   (IN THOUSANDS)
         Reinsurance ceded:
         Premiums paid....................   $39,446   $42,026   $42,785
                                             ===========================
         Commissions received.............   $ 3,766   $ 4,154   $ 4,395
                                             ===========================
         Claim recoveries.................   $18,368   $20,206   $20,182
                                             ===========================

     In the accompanying consolidated financial statements,  premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance  ceded.  The Company  remains  liable to  policyholders  if the reinsurers  are  unable to meet  their  contractual  obligations  under the applicable reinsurance agreements.  To minimize its exposure to significant losses from reinsurance  insolvencies,  the Company evaluates the financial condition  of its  reinsurers  and monitors  concentrations  of credit risk
     arising  from  similar   geographic   regions,   activities,   or  economic
     characteristics  of reinsurers.  At December 31, 2002 and 2001, the Company has receivables totaling $449,438,000 and $436,264,000,  respectively,  for reserve  credits,  reinsurance  claims,  and  other  receivables  from  its reinsurers.  Substantially all of these  receivables are  collateralized by assets of the  reinsurers  held in trust.  Life insurance in force ceded at
     December 31, 2002 and 2001 was $4.8 billion and $5.7 billion, respectively.

     In 2000,  the  Company  acquired,  through a 100%  coinsurance  of  general account  liabilities  and a 100% modified  coinsurance of separate  account liabilities, a block of approximately 57,000 deferred annuity contracts. At acquisition,  general and separate  account  balances of $64.6  million and
     $796.1  million,  respectively,  were  acquired.  In addition,  the Company received  $15.3  million in policy  loans.  Under the modified  coinsurance agreement,  the separate account assets and liabilities are retained by the reinsured  with the related  revenues and expenses ceded to and reported by the Company in the  consolidated  statements of income.  The Company paid a reinsurance commission of $71.9 million which, in addition to other related items, was deferred and recorded in deferred policy  acquisition  costs and is being  amortized  over the estimated  life of the business  assumed,  in relation to estimated  gross  profits.  Product  charges from this business totaled $11.4 million and $14.5 million in 2002 and 2001, respectively.

 6.  INCOME TAXES

     The Company files a  consolidated  life/nonlife  federal  income tax return with  SBMHC.  Income  taxes are  allocated  to the Company as if it filed a separate  return.  The provision for income taxes includes  current federal income tax  expense or benefit and  deferred  income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

     Income tax (benefit)  expense consists of the following for the years ended
     December 31, 2002, 2001, and 2000:

                                           2002       2001       2000
                                        -------------------------------
                                                (IN THOUSANDS)

         Current.....................   $(12,539)   $(3,696)   $21,843
         Deferred....................      1,569        743     (3,540)
                                        -------------------------------
                                        $(10,970)   $(2,953)   $18,303
                                        ===============================

     The  differences  between  reported  income tax expense  (benefit) and that resulting from applying the statutory  federal rate to income (loss) before income tax expense (benefit) are as follows:

                                                    2002       2001       2000
                                                 -------------------------------
                                                         (IN THOUSANDS)
     Federal income tax expense
       computed at statutory rate.............   $ (1,843)   $ 9,970    $30,941
     (Decreases) increases in
       taxes resulting from:
       Dividends received deduction...........     (5,798)    (4,078)    (7,263)
       Credits................................     (3,132)    (4,313)    (4,678)
       Other..................................       (197)    (4,532)      (697)
                                                 -------------------------------
                                                 $(10,970)   $(2,953)   $18,303
                                                 ===============================

     The credits  above  include low income  housing tax credits and foreign tax credits,  while the other item in 2001 relates to favorable  resolution  of items provided for in prior years.

     Net deferred income tax assets or liabilities consist of the following:

                                                                 DECEMBER 31
                                                                2002      2001
                                                              ------------------
                                                                (IN THOUSANDS)
     Deferred income tax assets:
       Net unrealized loss on securities available-for-sale   $16,582   $19,842
       Future policy benefits..............................     4,209     4,718
       Employee benefits...................................    12,464    13,789
       Deferred gain on life coinsurance agreement.........     2,189     2,557
       Other...............................................    12,184    12,446
                                                              ------------------
     Total deferred income tax assets......................    47,628    53,352
     Valuation allowance for deferred income tax assets....       ---    (4,250)
                                                              ------------------
     Net deferred income tax assets........................    47,628    49,102

     Deferred income tax liabilities:
       Deferred policy acquisition costs...................    64,243    65,673
       Deferred gains on investments.......................     4,734     6,331
       Depreciation........................................     3,121       727
       Other...............................................     7,804     6,249
                                                              ------------------
     Total deferred income tax liabilities.................    79,902    78,980
                                                              ------------------
     Net deferred income tax liability.....................   $32,274   $29,878
                                                              ==================

     SFAS No. 109, ACCOUNTING FOR INCOME TAXES,  requires companies to determine whether a deferred  income tax asset will be realized in future years.  The
     Company evaluates the  recoverability of its deferred income tax assets and establishes  a  valuation  allowance  related  to  a  portion  of  its  net unrealized  loss on  securities  available-for-sale  when  determined to be appropriate.

 7.  CONDENSED FAIR VALUE INFORMATION

     SFAS No.  107,  DISCLOSURES  ABOUT  FAIR  VALUE OF  FINANCIAL  INSTRUMENTS,
     requires disclosures of fair value information about financial instruments, whether  recognized or not  recognized in a company's  balance  sheet,  for which it is practicable to estimate that value. The methods and assumptions used by the Company to estimate the following  fair value  disclosures  for financial instruments are set forth in Note 1.

     SFAS No. 107 excludes certain insurance  liabilities and other nonfinancial instruments  from its disclosure  requirements.  However,  the  liabilities under all insurance contracts are taken into consideration in the Company's overall  management  of  interest-rate  risk  that  minimizes  exposure  to changing interest rates through the matching of investment  maturities with amounts due under  insurance  contracts.  The fair value amounts  presented herein do not include an amount for the value  associated  with customer or agent  relationships,  the expected  interest margin (interest  earnings in excess of interest  credited) to be earned in the future on investment-type products, or other intangible items. Accordingly,  the aggregate fair value amounts presented herein do not necessarily  represent the underlying value of the Company;  likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                        DECEMBER 31, 2002           DECEMBER 31, 2001
                                    -------------------------   --------------------------
                                     CARRYING        FAIR        CARRYING         FAIR
                                      AMOUNT         VALUE        AMOUNT          VALUE
     -------------------------------------------------------------------------------------
                                                       (IN THOUSANDS)

     Bonds (Note 2)................ $2,853,302    $2,857,344    $2,544,302    $ 2,546,697
     Equity securities (Note 2)....     77,126        77,126        54,759         54,759
     Affiliated mutual funds.......    101,791       101,791       187,172        187,172
     Mortgage loans................     10,052        10,052         9,334          9,334
     Policy loans..................     95,161        95,378       104,956        105,165
     Business owned life insurance.     60,383        60,383           ---            ---
     Separate account assets.......  3,405,531     3,405,531     4,077,795      4,077,795
     Supplementary contracts
       without life contingencies..    (21,473)      (28,101)      (23,268)       (27,632)
     Individual and group annuities (2,946,245)   (2,777,594)   (2,444,126)    (2,267,082)
     Long-term debt................    (50,000)      (56,121)      (50,000)       (56,115)
     Mortgage debt.................    (49,396)      (56,126)          ---            ---
     Interest-rate swaps...........     (5,902)       (5,902)       (5,883)        (5,883)
     Separate account liabilities.. (3,405,531)   (3,405,531)   (4,077,795)    (4,077,795)

 8.  COMMITMENTS AND CONTINGENCIES

     The  Company  leases  various   equipment  under  several  operating  lease
     agreements.  Total expense for all operating leases amounted to $1,946,000,
     $2,846,000,  and $2,686,000 during 2002, 2001, and 2000, respectively.  The
     Company has  aggregate  future  lease  commitments  at December 31, 2002 of
     $6,358,000 for  noncancelable  operating leases consisting of $1,567,000 in
     2003,  $1,594,000  in 2004,  $1,622,000 in 2005,  $1,475,000  in 2006,  and
     $100,000 in 2007.

     In addition,  in 2007, under the terms of one of the operating leases,  the
     Company has the option to purchase the asset for approximately $3.4 million or  return  the  asset  to the  lessor  and  pay a  termination  charge  of approximately  $2.8 million.  There are no noncancelable  lease commitments beyond 2007.

     In connection  with its investments in certain  limited  partnerships,  the
     Company is committed to invest  additional  capital of $8,700,000  over the next few years as required by the general partner.

     Guaranty  fund  assessments  are  levied on the  Company by life and health guaranty  associations  in most  states  to cover  policyholder  losses  of insolvent or  rehabilitated  insurers.  At December 31, 2002 and 2001,  the
     Company has reserved  $1,980,000  and  $2,051,000,  respectively,  to cover current  and  estimated  future  assessments,  net of related  premium  tax credits.

     The Company is a codefendant  in a lawsuit  filed by a former  policyholder who is seeking  class  action  status for others  similarly  situated.  The contractual  obligations  of the  policies  were assumed by the Company and subsequently  ceded to another insurance  company,  the codefendant in this litigation. The plaintiff is seeking an unspecified amount of damages based upon  breach of  contract  related to alleged  failure  to  administer  the policyholder accounts in accordance with the contractual terms. The Company may have the ability to recoup any  damages it is  assessed  from this suit from the  codefendant.  The Company  believes that any loss  resulting from this  suit  will not have a  material  impact  on the  financial  position, results of operations, or cash flow in future years.

 9.  LONG-TERM DEBT

     The Company has access to a $239.8 million line-of-credit facility from the
     FHLB.  Overnight  borrowings  in  connection  with this line of credit bear interest at 0.15% over the Federal Funds rate (1.32% at December 31, 2002).
     The Company has no borrowings  under this line of credit as of December 31,
     2002 or 2001.

     At December 31, 2002 and 2001, the Company has  outstanding  $50 million of
     8.75% surplus notes maturing on May 15, 2016. The surplus notes were issued pursuant to Rule 144A under the  Securities  Act of 1933. The surplus notes have repayment conditions and restrictions whereby each payment of interest or principal on the surplus notes may be made only with the prior  approval of the Kansas Insurance Commissioner and only out of surplus funds that the
     Kansas Insurance  Commissioner  determines to be available for such payment under the Kansas Insurance Code.

10.  MORTGAGE DEBT

     During  2002,  the  Company  completed  construction  of  new  home  office facilities,  into which it moved on April 22,  2002.  The primary  mortgage financing  for the  property  was  arranged  through  the FHLB,  which also occupies a portion of the premises. Although structured as a sale-leaseback transaction  supporting  $50 million of industrial  revenue bonds issued by the City of Topeka and held by the FHLB, substantially all of the risks and
     rewards  of  property   ownership   have  been  retained  by  the  Company.
     Accordingly, the arrangement has been accounted for as a mortgage financing of the entire  premises by the Company,  with an  operating  lease from the
     FHLB for the portion of the premises that they  presently  occupy (see Note
     1).

     The  underlying  loan  agreement with the FHLB bears interest at 6.726% and will be  fully  paid off in  2022,  with  monthly  principal  and  interest payments totaling $379,500  including $60,700  applicable to the portion of the building leased to the FHLB. The financing is collateralized by a first mortgage on the premises and $20.7 million of other marketable  securities.
     At December 31, 2002, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows:

                         ------------------------------
                         2003...........   $ 1,270,000
                         2004...........     1,358,000
                         2005...........     1,452,000
                         2006...........     1,553,000
                         2007...........     1,661,000
                         Thereafter.....    42,102,000
                         ------------------------------

11.  RELATED-PARTY TRANSACTIONS

     The Company  owns shares of  affiliated  mutual  funds  managed by Security
     Management  Company,  LLC with net asset values  totaling  $87,166,000  and
     $167,952,000 at December 31, 2002 and 2001, respectively.

     Mortgage  loans in the  accompanying  consolidated  balance  sheets include amounts due from officers of $8,507,000 and $7,685,000 at December 31, 2002 and 2001,  respectively.  Such loans are secured by first mortgage liens on residential  real  estate  located  in Kansas  and bear  interest  at rates approximating 5%.

12.  STATUTORY FINANCIAL INFORMATION

     The Company and its insurance subsidiary prepare statutory-basis  financial statements in accordance with accounting  practices prescribed or permitted by the Kansas and New York Insurance Departments,  respectively. Kansas and
     New York have adopted the National Association of Insurance  Commissioner's
     statutory  accounting  practices (NAIC SAP) as the basis of their statutory accounting practices.  In addition, the commissioners of the Kansas and New
     York  Insurance  Departments  have  the  right  to  permit  other  specific practices that may deviate from prescribed practices. "Permitted" statutory accounting  practices  encompass  all  accounting  practices  that  are not prescribed;  such practices may differ from state to state, may differ from company  to  company  within a state,  and may  change in the  future.  The
     Company and its insurance company subsidiary have no permitted practices.

     Statutory capital and surplus of the insurance operations were $416,333,000 and $467,303,000 at December 31, 2002 and 2001, respectively. Statutory net income (loss) of the insurance operations were $(33,005,000),  $16,183,000, and  $(10,754,000)  for the years ended December 31, 2002,  2001, and 2000, respectively.  The 2002 net loss included  capital losses of $34.7 million.
     The net loss incurred in 2000 was attributable to the statutory  accounting treatment of the reinsurance commission discussed in Note 5.

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

              a.   Financial Statements

                   All required  financial  statements are included in Part B of this Registration Statement.

              b.   Exhibits

                     (1)   Resolution  of the  Board of  Directors  of  Security
                           Benefit   Life    Insurance    Company    authorizing
                           establishment of the Separate Account(b)
                     (2)   Not Applicable
                     (3)   (a)  Facilities Agreement
                           (b)  SBL Variable Products Sales Agreement(g)
                           (c)  SBL Variable  Products  Schedule of  Commissions
                                Variflex - Variable Annuity(f)
                           (d)  SBL Variable  Products  Schedule of  Asset-Based
                                Commissions(f)
                           (e)  Marketing Organization Agreement(f)
                           (f)  SBL Variable  Products Variflex Variable Annuity
                                Commission Schedule(f)
                      4)   (a)  Individual Contract (Form V6023 1-98)(b)
                           (b)  Individual Contract-Unisex (Form V6023 1-98U)(b)
                           (c)  Group Allocated Contract (Form GV6023 1-98)(b)
                           (d)  Group  Allocated  Contract-Unisex  (Form  GV6023
                                1-98U)(b)
                           (e)  Group Certificate (Form GVC6023 1-98)(b)
                           (f)  Group Certificate-Unisex (Form GVC6023 1-98U)(b)
                           (g)  Group Unallocated Contract (Form GV6317 2-88)(a)
                           (h)  Loan Endorsement (Form V6066 10-00)(h)
                           (i)  Group Loan  Provision  Certificate  (Form GV6821
                                L-4 1-97)(a)
                           (j)  Individual  Stepped-Up Death Benefit Endorsement
                                (Form V6050 3-96)(a)
                           (k)  V6050A 3-96)(a)
                           (l)  Group Stepped-Up Death Benefit Certificate (Form
                                V6050C 3-96)(a)
                           (m)  Individual  Withdrawal Charge Waiver (Form V6051
                                3-96)(a)
                           (n)  Group  Withdrawal  Charge  Waiver  (Form  GV6051
                                3-96)(a)
                           (o)  Group Withdrawal Charge Waiver Certificate (Form
                                GV6051C 3-96)(a)
                           (p)  Group  and  Individual  IRA  Endorsement   (Form
                                4453C-5 R9-96)(a)
                           (q)  SIMPLE IRA Endorsement (Form 4453C-5S 2-97)(a)
                           (r)  TSA Endorsement (Form 6832A R9-96)(a)
                           (s)  457 Endorsement (Form V6054 2-98)(c)
                           (t)  403(a) Endorsement (Form V6057 10-98)(d)
                           (u)  Roth IRA Endorsement (Form V6851 10-97)(c)
                           (v)  Method for  Deductions  Endorsement  (Form V6071
                                3-01)(f)
                           (w)  Texas  Optional   Retirement  Plan  Rider  (Form
                                V6932G 7-00)(f)
                           (x)  Traditional   IRA   Endorsement   (Form   V6849A
                                1-97)(i)
                           (y)  Terminal Illness (Form V6051 TI 2-97)(i)
                           (z)  Endorsement Non-Qualified(Form NONQ 1-85)(i)
                     (5)   (a)  Group  and  Individual  Application  (Form  V7567
                                1-98)(e)
                           (b)  Group Enrollment (Form GV7581 1-98)(e)
                     (6)   (a)  Composite of Articles of  Incorporation  of SBL(b)
                           (b)  Bylaws of SBL(b)
                     (7)   Not Applicable
                     (8)   Not Applicable
                     (9)   Opinion of Counsel(f)
                    (10)   Consent of Independent Auditors
                    (11)   Not Applicable
                    (12)   Not Applicable
                    (13)   Schedules of Computation of Performance
                    (14)   Powers  of  Attorney  of Howard  R.  Fricke,  Kris A.
                           Robbins, Sister Loretto Marie Colwell, John C. Dicus,
                           Steven J. Douglass, Duane L. Fager, William W. Hanna,
                           John E.  Hayes,  Jr.,  Pat A.  Loconto  and Robert C.
                           Wheeler.(g)

(a)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 18 under the Securities Act of
       1933 and  Amendment  No. 17 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 30, 1997).

(b)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 20 under the Securities Act of
       1933 and  Amendment  No. 19 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed August 17, 1998).

(c)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 19 under the Securities Act of
       1933 and  Amendment  No. 18 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 30, 1998).

(d)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 22 under the Securities Act of
       1933 and  Amendment  No. 21 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 29, 1999).

(e)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 23 under the Securities Act of
       1933 and  Amendment  No. 22 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed May 1, 2000).

(f)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 25 under the Securities Act of
       1933 and  Amendment  No. 24 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 11, 2001).

(g)    Incorporated  herein by  reference  to the  Exhibits  filed  with the SBL
       Variable  Annuity  Account XIV  Post-Effective  Amendment No. 1 under the
       Securities Act of 1933 and Amendment No. 6 under the  Investment  Company
       Act of 1940 to  Registration  Statement  No.  333-52114  (filed  March 1,
       2002).

(h)    Incorporated  herein by  reference  to the  Exhibits  filed  with the SBL
       Variable  Annuity  Account XIV  Post-Effective  Amendment No. 1 under the
       Securities Act of 1933 and Amendment No. 2 under the  Investment  Company
       Act of 1940 to Registration  Statement No.  333-41180 (filed February 16,
       2001).

(i)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective Amendment No. 26 under the Securities Act of
       1933 and  Amendment  No. 25 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 8, 2002.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

             Name and Principal
             BUSINESS ADDRESS                      POSITIONS AND OFFICES WITH DEPOSITOR

             Howard R. Fricke*                     Chairman of the Board and Director

             Kris A. Robbins*                      President, Chief Executive Officer
                                                   and Director

             Sister Loretto Marie Colwell          Director
             1700 SW 7th Street
             Topeka, Kansas 66606

             John C. Dicus                         Director
             700 Kansas Avenue
             Topeka, Kansas 66603

             Steven J. Douglass                    Director
             3231 East 6th Street
             Topeka, Kansas 66607

             Duane L. Fager                        Director
             3035 S. Topeka Blvd.
             Topeka, Kansas 66611

             William W. Hanna                      Director
             100 N. Broadway
             KS1-100-02-68
             Wichita, Kansas 67202

             John E. Hayes, Jr.                    Director
             200 Gulf Blvd.
             Belleair Shore, Florida 33786

             Pat A. Loconto                        Director
             c/o Mary Abdo
             400 West 15th Street, Suite 1700
             Austin, TX 78701

             Robert C. Wheeler                     Director
             400 SW 8th Street
             Topeka, Kansas 66603

             Donald J. Schepker*                   Senior Vice President, Chief
                                                   Financial Officer and Treasurer

             J. Michael Keefer*                    Senior Vice President, General
                                                   Counsel and Secretary

             Malcolm E. Robinson*                  Senior Vice President

             Terry A. Milberger*                   Senior Vice President

             Venette K. Davis*                     Senior Vice President

             J. Craig Anderson*                    Senior Vice President

             James R. Schmank*                     Senior Vice President

             David J. Keith*                       Senior Vice President, IT and
                                                   Customer Management

             Kalman Bakk, Jr.*                     Senior Vice President and Chief
                                                   Marketing Officer

             Amy J. Lee*                           Associate General Counsel, Vice
                                                   President and Assistant Secretary

             Thomas A. Swank*                      Senior Vice President and Chief
                                                   Risk Officer

              *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
              OR REGISTRANT

              The Depositor, Security Benefit Life Insurance Company ("SBL"), is
              controlled  by Security  Benefit  Corp.  through the  ownership of
              700,000 of SBL's 700,010 issued and  outstanding  shares of common stock. One share each of SBL's issued and outstanding common stock is  owned  by  each  director  of  SBL,  in  accordance  with  the
              requirements   of  Kansas  law.   Security   Benefit   Corp.,   is
              wholly-owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL  policyholders.  As of December
              31, 2002, no one person holds more than  approximately  0.0003% of the voting power of SBMHC.  The  Registrant is a segregated  asset account of SBL.

              The following chart  indicates the persons  controlled by or under common control with Variflex or SBL:

                                                                              PERCENT
                                                                               VOTING
                                                                             SECURITIES
                                                                           OWNED BY SBMHC
                                                       JURISDICTION OF      (DIRECTLY OR
                            NAME                        INCORPORATION        INDIRECTLY)

              Security Benefit Mutual Holding Company        Kansas               ---
              (Holding Company)

              Security Benefit Corp. (Holding Company)       Kansas               100%

              Security Benefit Life Insurance Company        Kansas               100%
              (Stock Life Insurance Company)

              Security Benefit Group, Inc.                   Kansas               100%
              (Holding Company)

              Security Management Company, LLC               Kansas               100%
              (Investment Adviser)

              Security Distributors, Inc.                    Kansas               100%
              (Broker/Dealer, Principal
              Underwriter of Mutual Funds)

              First Advantage Insurance Agency, Inc.         Kansas               100%
              (Insurance Agency)

              Security Benefit Academy, Inc.                 Kansas               100%
              (Daycare Company)

              Security Financial Resources, Inc.             Kansas               100%
              (Financial Services)

              Security Financial Resources Collective        Delaware             100%
              Investments, LLC (Private Fund)

              First Security Benefit Life Insurance          New York             100%
              and Annuity Company of New York
              (Stock Life Insurance Company)

              SBL is also the depositor of the following separate accounts:  SBL
              Variable  Annuity  Accounts I, III, IV and XI, SBL  Variable  Life
              Insurance  Account  Varilife,  Security Varilife Separate Account,
              SBL Variable  Annuity  Account VIII (Variflex  Extra Credit),  SBL
              Variable  Annuity Account VIII (Variflex LS), SBL Variable Annuity
              Account VIII (Variflex  Signature),  SBL Variable  Annuity Account
              XIV   (SecureDesigns),    SBL   Variable   Annuity   Account   XIV
              (AdvisorDesigns),   SBL   Variable   Annuity   Account   XIV  (NEA
              Valuebuilder),  SBL Variable Annuity Account XIV (AdvanceDesigns),
              SBL Variable Annuity Account XIV ( Security Benefit Advisor),  SBL
              Variable  Annuity  Account XIV (AEA  Valuebuilder),  T. Rowe Price
              Variable  Annuity Account and Parkstone  Variable Annuity Separate
              Account.

              Through  the  above-referenced  separate  accounts,  SBL  might be deemed to control the  open-end  management  investment  companies listed below. As of December 18, 2002, the approximate  percentage of  ownership  by the  separate  accounts  for each  company is as follows:

                     Security Large Cap Value Fund      31.64%
                     SBL Fund                             100%

ITEM 27.      NUMBER OF CONTRACTOWNERS

              As of  February  1, 2003,  there were  91,338  owners of  Variflex
              Qualified  Contracts and 20,229  owners of Variflex  Non-Qualified
              Contracts.

ITEM 28.      INDEMNIFICATION

              The bylaws of Security Benefit Life Insurance Company provide that the Company  shall,  to the extent  authorized  by the laws of the
              State of Kansas,  indemnify  officers  and  directors  for certain
              liabilities   threatened  or  incurred  in  connection  with  such
              person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its  stockholders  for monetary damages for breach of his or her  fiduciary  duty as a director,  PROVIDED that  nothing  contained in this  Article  shall  eliminate or limit the  liability  of a director  (a) for any breach of the
                  director's   duty  of  loyalty  to  the   Corporation  or  its
                  stockholders,  (b) for acts or omissions  not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto,  or (d) for any  transaction  from which the director
                  derived  an  improper   personal   benefit.   If  the  General
                  Corporation  Code of the State of Kansas is amended  after the
                  filing  of  these  Articles  of   Incorporation  to  authorize
                  corporate action further  eliminating or limiting the personal liability of  directors,  then the  liability of a director of the Corporation  shall be eliminated or limited to the fullest extent permitted by the General  Corporation Code of the State of Kansas, as so amended.

                           (b)  Any  repeal  or  modification  of the  foregoing
                  paragraph by the  stockholders  of the  Corporation  shall not adversely  affect any right or protection of a director of the
                  Corporation   existing   at  the  time  of  such   repeal   or
                  modification.

              Insofar  as  indemnification  for a  liability  arising  under the
              Securities Act of 1933 may be permitted to directors, officers and controlling  persons of the  Registrant  pursuant to the foregoing provisions,  or otherwise,  the Depositor has been advised that in the  opinion  of  the  Securities  and  Exchange  Commission  such indemnification  is against  public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities  (other than the payment by the  Depositor  of  expenses  incurred  or paid by a  director, officer or  controlling  person of the Depositor in the successful defense of any  action,  suit or  proceeding)  is asserted by such director,  officer or  controlling  person in connection  with the
              Securities  being  registered,  the Depositor will,  unless in the
              opinion  of  its  counsel  the  matter  has  been   settled  by  a
              controlling   precedent,   submit   to  a  court  of   appropriate
              jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

              (a)   Security  Distributors,  Inc. ("SDI"),  a subsidiary of SBL, acts as distributor of the Variflex contracts.  SDI receives no compensation for its  distribution  function in excess of the commissions it pays to selling broker/dealers.  SDI also acts as a distributor for SBL Variable  Annuity  Accounts I,
                    III,  IV,  XI  and  XIV  (SecureDesigns,  NEA  Valuebuilder,
                    AdvisorDesigns, AdvanceDesigns, Security Benefit Advisor and
                    AEA  Valuebuilder),  SBL  Variable  Life  Insurance  Account
                    Varilife,  Security Varilife Separate Account,  SBL Variable
                    Annuity Account VIII (Variflex Extra Credit, Variflex LS and
                    Variflex Signature), and Parkstone Variable Annuity Separate
                    Account.  SDI also  acts as  principal  underwriter  for the following management investment companies for which Security
                    Management  Company,  LLC,  an  affiliate  of  SBL,  acts as investment  adviser:  Security Equity Fund,  Security Income
                    Fund, Security Large Cap Value Fund, Security Municipal Bond
                    Fund,  Security Mid Cap Growth  Fund,  SBL Fund and Security
                    Financial Resources Collective Investments, LLC.

              (b)
                    Name and Principal              Position and Offices
                    BUSINESS ADDRESS*                 WITH UNDERWRITER

                    Gregory J. Garvin               President and Director
                    James R. Schmank                Director
                    Frank Memmo                     Director
                    Richard J. Wells                Director
                    Tammy Brownfield                Treasurer
                    Amy J. Lee                      Secretary
                    Brenda M. Harwood               Vice President and Director

                    *One Security Benefit Place, Topeka, Kansas 66636-0001

              (c)   Although SDI receives no compensation under its distribution agreement  with SBL, it does receive  certain  payments from
                    SBL in connection with the sale of Variflex contracts. These payments are not expected to exceed 0.75% of sales.  For the fiscal year ended December 31, 2002,  SDI received  payments in the amount of $1,734,977 from SBL under this arrangement.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

              All  accounts  and records  required to be  maintained  by Section
              31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka,
              Kansas 66636-0001.

ITEM 31.      MANAGEMENT SERVICES

              All management contracts are discussed in Part A or Part B.

ITEM 32.      UNDERTAKINGS

              (a)   Registrant  undertakes  that it will  file a  post-effective amendment to this  Registration  Statement as  frequently as necessary to ensure that the audited financial statements in the Registration  Statement are never more than sixteen (16)
                    months  old for so  long  as  payments  under  the  Variable
                    Annuity contracts may be accepted.

              (b)   Registrant  undertakes  that it will  include as part of the
                    Variflex contract  application a space that an applicant can check to request a Statement of Additional Information.

              (c)   Registrant undertakes to deliver any Statement of Additional
                    Information and any financial statements required to be made available  under  this Form  promptly  upon  written or oral request to SBL at the address or phone number  listed in the prospectus.

              (d)   Depositor  represents  that the fees  and  charges  deducted under the  Contract,  in the  aggregate,  are  reasonable in relation to the services rendered,  the expenses expected to be incurred, and the risks assumed by the Depositor.

              (e)   SBL, sponsor of the unit investment trust, Variflex,  hereby represents that it is relying upon American  Counsel of Life
                    Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder]
                    Fed. Sec. L. Rep.  (CCH)  paragraph  78,904 (Nov. 28, 1988), and that it has complied  with the  provisions of paragraphs
                    (1) - (4) of such  no-action  letter which are  incorporated herein by reference.

              (f)   Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants  under the Texas Optional  Retirement
                    Program  and that it has  complied  with the  provisions  of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant  certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this Registration Statement and has caused this
Registration  Statement to be signed on its behalf,  in the City of Topeka,  and
State of Kansas on this 1st day of April, 2003.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell            By:         HOWARD R. FRICKE
Director                                    ---------------------------------------
                                            Howard R. Fricke, Director and Chairman
                                            of the Board and as Attorney in Fact for
John C. Dicus                               the Officers and Directors Whose Names
Director                                    Appear Opposite.

Steven J. Douglass                      SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                                (The Depositor)
                                        By:         KRIS A. ROBBINS
                                            ----------------------------------------
Duane L. Fager                              Kris A. Robbins, Director, President
Director                                    and Chief Executive Officer

William W. Hanna                        VARIFLEX SEPARATE ACCOUNT
Director                                (The Registrant)

                                        By: SECURITY BENEFIT LIFE INSURANCE COMPANY
John E. Hayes, Jr.                          (The Depositor)
Director
                                        By:         KRIS A. ROBBINS
                                            ----------------------------------------
Pat A. Loconto                              Kris A. Robbins, Director, President
Director                                    and Chief Executive Officer

Robert C. Wheeler                       By:         DONALD J. SCHEPKER
Director                                    ----------------------------------------
                                            Donald J. Schepker, Senior Vice President,
                                            Chief Financial Officer and Treasurer

                                        (ATTEST):   AMY J. LEE
                                                  ------------------------------------
                                                  Amy J. Lee, Vice President, Associate
                                                  General Counsel and Assistant Secretary

                                         Date:  April 1, 2003

                                  EXHIBIT INDEX

  (1)   None

  (2)   None

  (3)   (a)    Facilities Agreement
        (b)    None
        (c)    None
        (d)    None
        (e)    None
        (f)    None

  (4)   (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    None
        (f)    None
        (g)    None
        (h)    None
        (i)    None
        (j)    None
        (k)    None
        (l)    None
        (m)    None
        (n)    None
        (o)    None
        (p)    None
        (q)    None
        (r)    None
        (s)    None
        (t)    None
        (u)    None
        (v)    None
        (w)    None
        (x)    None
        (y)    None
        (z)    None

  (5)   (a) None
        (b) None

  (6)   (a) None
        (b) None

  (7)   None

  (8)   None

  (9)   None

 (10)   Consent of Independent Auditors

 (11)   None

 (12)   None

 (13)   Schedules of Computation of Performance

 (14)   None